FILE NOS.
                                                                    333-119867
                                                                     811-21624

                                    FORM N-1A
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                         ------------------------------


          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
            PRE-EFFECTIVE AMENDMENT  NO.                             [ ]
            POST-EFFECTIVE AMENDMENT NO.  4                          [X]

                                     AND/OR

          REGISTRATION STATEMENT UNDERTHE INVESTMENT COMPANY ACT OF 1940
               AMENDMENT NO.              8                          [X]

                           ------------------------------

           ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
                               5701 Golden Hills Drive
                                Minneapolis, MN 55416
                                   (763) 765-2913
                            ------------------------------

                NAME AND ADDRESS OF AGENT FOR SERVICE OF PROCESS:
                                H. Bernt von Ohlen
                         Allianz Investment Management LLC
                             5701 Golden Hills Drive
                              Minneapolis, MN 55416

                          COPIES OF COMMUNICATIONS TO:
                             Michael J. Radmer, Esq.
                              Dorsey & Whitney LLP
                        50 South Sixth Street, Suite 1500
                              Minneapolis, MN 55402


Approximate Date of Proposed Public Offering: May 1, 2008

It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [ ] on (date) pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)
     [ ] 75 days after filing  pursuant to paragraph (a)(2) of Rule 485
     [X] on April 27, 2009 pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

     [ ]This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                              PART A - PROSPECTUS
                              ____________________

                       ALLIANZ VARIABLE INSURANCE PRODUCTS
                               FUND OF FUNDS TRUST

                              THE AZL FUSION FUNDS

                         AZL FUSION(SM) CONSERVATIVE FUND

                           AZL FUSION(SM) BALANCED FUND

                           AZL FUSION(SM) MODERATE FUND

                            AZL FUSION(SM) GROWTH FUND

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                          THE AZL INDEX STRATEGY FUNDS

                        AZL BALANCED INDEX STRATEGY FUND

                        AZL MODERATE INDEX STRATEGY FUND

         --------------------------------------------------------------

                    AZL ALLIANZ GLOBAL INVESTORS SELECT FUND

                                   PROSPECTUS

                                 APRIL 27, 2009

                ALLIANZ INVESTMENT MANAGEMENT LLC (THE "MANAGER")

Shares of each Fund are sold exclusively to certain insurance companies in connection with particular variable annuity contracts (the "Contracts") they issue. The insurance companies invest in shares of the Funds in accordance with instructions received from owners of the applicable Contracts.

This prospectus must be accompanied or preceded by a current prospectus for the Contracts that invest in the Funds.

                                   Questions?

                          Call toll free 1-877-833-7113

                       or your investment representative.

The Securities and Exchange Commission has not approved or disapproved the shares described in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

AZL(R) is a registered service mark and AZL FusionSM is a service mark of Allianz Life Insurance Company of North America. The Manager is a wholly owned subsidiary of Allianz Life Insurance of North America.





          The Allianz Variable Insurance Products Fund of Funds Trust
                           Prospectus - April 27, 2009

TABLE OF CONTENTS

OVERVIEW....................................................................1

THE AZL FUSION FUNDS........................................................3
    General.................................................................3
    Investment Objectives...................................................4
    Principal Investment Strategies.........................................4
    Principal Investment Risks..............................................7
    Past Performance........................................................8
    Fees and Expenses......................................................12

THE AZL INDEX STRATEGY FUNDS...............................................13
    Investment Objectives and Principal Investment Strategies..............13
    Principal Investment Risks.............................................15
    Who May Want To Invest?................................................16
    Performance Information................................................16
    Fees and Expenses......................................................16

THE AZL ALLIANZ GLOBAL INVESTORS SELECT FUND...............................18
    Investment Objective and Principal Investment Strategies...............18
    Principal Investment Risks.............................................20
    Who May Want To Invest?................................................20
    Performance Information................................................21
    Fees and Expenses......................................................21

MORE ABOUT THE FUNDS.......................................................22
    Principal Investment Risks.............................................22

MANAGEMENT.................................................................45
    The Manager............................................................45
    More Information About Fund Management.................................47
    The Administrator and Distributor......................................49

LEGAL PROCEEDINGS..........................................................50

PRICING OF FUND SHARES.....................................................50

PURCHASE AND REDEMPTION OF SHARES..........................................50

MARKET TIMING..............................................................51

DIVIDENDS, DISTRIBUTIONS AND TAXES.........................................51

PORTFOLIO SECURITIES.......................................................52

FINANCIAL HIGHLIGHTS.......................................................53




OVERVIEW

This prospectus provides information about seven mutual funds ("the Funds") offered by the Allianz Variable Insurance Products Fund of Funds Trust (the "Trust"). The following sections summarize key information about the Funds, including information regarding the investment objectives, principal strategies, principal risks, performance and fees for all the Funds. Each Fund's investment objective can be changed without shareholder approval. Use the summaries to compare the Funds with other mutual funds. More information about the risks and investment techniques of the Funds can be found in the "More About the Funds" section of this prospectus. "You" and "your" refer to both direct shareholders (including the insurance company separate accounts that invest assets on behalf of their contract holders) and contract holders who invest in the Funds indirectly through their variable annuity contracts (the "Contracts").

Each Fund is a diversified open-end fund and a series of the Trust. Each Fund is a "fund of funds" and diversifies its assets by investing primarily in the shares of several other affiliated underlying mutual funds (the "Fusion Underlying Funds"), some of which are listed in the "More About the Funds --


                                       -i-
          The Allianz Variable Insurance Products Fund of Funds Trust
                           Prospectus - April 27, 2009

Fusion Underlying Funds" section of this prospectus. The Funds may also invest in unaffiliated mutual funds and in other securities, including interests in both affiliated and unaffiliated unregistered investment pools (together with the Fusion Underlying Funds, the "Fusion Permitted Underlying Investments"). Each Fund currently offers one share class.

The Fund summaries contain a discussion of the principal risks of investing in each Fund. As with any mutual fund, there can be no guarantee that a Fund will meet its objective or that a Fund's performance will be positive for any period of time. Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosures carefully before investing.

This prospectus is designed to help you make informed decisions about one of the investments available under your Contract. You will find details about how your Contract works in the related Contract prospectus.

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                                        2
          The Allianz Variable Insurance Products Fund of Funds Trust
                           Prospectus - April 27, 2009

THE AZL FUSION FUNDS

                        o AZL Fusion(SM) Conservative Fund

                          o AZL Fusion(SM) Balanced Fund

                          o AZL Fusion(SM) Moderate Fund

                           o AZL Fusion(SM) Growth Fund

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GENERAL

 "Fusion" is a branding term that refers to the "fusion" of the Manager's investment process with research in the form of statistical and factual information. The Manager determines what securities should be purchased or sold by the Funds and regularly advises the Funds with regard to investing in, purchasing, or selling securities. The Manager makes investment decisions based on many factors, one of which is research provided by Morningstar Associates, LLC ("Morningstar"). Morningstar serves as a consultant to the Manager with respect to selecting the Fusion Permitted Underlying Investments and the Fund's asset allocations among the Fusion Underlying Funds by providing portfolio modeling and statistical analysis. Morningstar does not have advisory authority with regard to the Funds and does not effect any portfolio transactions. The Fund's portfolios are managed by and investment decisions are made by the Manager.

The terms "Conservative," "Balanced," "Moderate," and "Growth" are commonly used terms describing the risk profile and equity allocation of each Fund. The individual Funds are not restricted in terms of investing in any particular asset class. Each Fund may invest in any Permitted Underlying Fund, and therefore can invest in any asset class. The Funds are distinguished primarily on the basis of relative equity/fixed income allocations rather than orientation toward different asset classes. See the chart in the "More About the Funds -- Fusion Underlying Funds" section of this prospectus for a list of Fusion Underlying Funds in each asset class.

Generally, the Funds will allocate their assets as follows:

o the AZL Fusion Conservative Fund invests 25% - 45% of its assets in equity funds and 55% - 75% in fixed income funds;
o the AZL Fusion Balanced Fund invests 40% - 60% of its assets in equity funds and 40% - 60% in fixed income funds;
o the AZL Fusion Moderate Fund invests 55% - 75% of its assets in equity funds and 25% - 45% in fixed income funds; and
o the AZL Fusion Growth Fund invests 70% - 90% of its assets in equity funds and 10% - 30% in fixed income funds.

The allocations described above do not include assets of the Funds that may be invested in affiliated or unaffiliated unregistered investment pools.

Each of the AZL Fusion Funds is designed to provide an asset allocation option corresponding to different investment objectives. Each Fund invests primarily in Fusion Underlying Funds that represent different asset classes in the Fund's asset allocation. Each Fund may also invest in unaffiliated mutual funds and in other securities, including both affiliated and unaffiliated unregistered investment pools.

The Funds are primarily designed:

o To help achieve an investor's objectives through a predetermined asset allocation program.
o To maximize long-term total return potential at an acceptable level of risk through broad diversification among several asset classes.

THE AZL FUSION CONSERVATIVE FUND generally invests a higher proportion of its assets in fixed income funds than the AZL Fusion Balanced Fund, the AZL Fusion Moderate Fund, or the AZL Fusion Growth Fund. As a result, the Fund is more prone to risks generally associated with fixed income investments than the other Funds and less prone to risks generally associated with equity investments. The Manager believes this allocation is appropriate for investors with well below average risk tolerance and a shorter time horizon.



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                                        3
          The Allianz Variable Insurance Products Fund of Funds Trust
                           Prospectus - April 27, 2009

THE AZL FUSION BALANCED FUND generally invests a higher proportion of its assets in fixed income funds than the AZL Fusion Moderate Fund or the AZL Fusion Growth Fund, but not as high as the AZL Fusion Conservative Fund. As a result, the Fund is more prone to risks generally associated with fixed income investments than the other Funds and less prone to risks generally associated with equity investments. The Manager believes this allocation is appropriate for investors with below average risk tolerance and a shorter time horizon.

THE AZL FUSION MODERATE FUND generally invests a higher proportion of its assets in equity funds than the AZL Fusion Conservative Fund or the AZL Fusion Balanced Fund, but not as high as the AZL Fusion Growth Fund. As a result, it is more prone to risks generally associated with equity investments and less prone to risks generally associated with fixed income investments compared to the AZL Fusion Conservative Fund or the AZL Fusion Balanced Fund. However, compared to the AZL Fusion Growth Fund, it is less prone to risks generally associated with equity investments and more prone to risks generally associated with fixed income investments. The Manager believes this allocation is appropriate for investors with moderate risk tolerance and a mid- to longer-term time horizon.

THE AZL FUSION GROWTH FUND generally invests a higher proportion of its assets in equity funds than the AZL Fusion Conservative Fund, the AZL Fusion Balanced Fund, or the AZL Fusion Moderate Fund. As a result, it is more prone to risks generally associated with equity investments and less prone to risks generally associated with fixed income investments. The Manager believes this allocation is appropriate for investors with above average risk tolerance and a longer-term time horizon.

In selecting a Fund, investors should consider their personal objectives, investment time horizons, risk tolerances and financial circumstances. For more information about the Funds' investment strategies, please read the principal investment strategy section for the Funds.

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INVESTMENT OBJECTIVES

AZL FUSION CONSERVATIVE FUND     AZL FUSION BALANCED FUND       AZL FUSION MODERATE FUND   AZL FUSION GROWTH FUND
long-term capital appreciation  long-term capital appreciation  long-term capital          long-term capital
with preservation of capital as with preservation of capital as appreciation               appreciation
an important consideration      an important consideration

There can be no assurance that a Fund will achieve its investment objective.

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PRINCIPAL INVESTMENT STRATEGIES

The AZL Fusion Funds are designed to provide diversification across several major asset classes and to suit a range of individual investment objectives, time horizons and risk tolerances. Each Fund invests in Fusion Permitted Underlying Investments as shown under "Fusion Permitted Underlying Investments" below. Each Fund has a mix of investments based on an asset allocation among the asset classes shown below. The portfolio management team monitors each Fund's holdings and cash flow and periodically adjusts a Fund's asset allocation. As a result of these adjustments, the Fusion Permitted Underlying Investments that the Funds may invest in will change from time to time.

The Manager's investment strategies include:

o Utilizing a strategic asset allocation model, developed from information provided by Morningstar, to help determine appropriate asset allocations among the Fusion Permitted Underlying Investments according to each Fund's investment objective.

o Under normal market conditions, allocating each Fund's investments to achieve a targeted ratio of equity to fixed income investments* ("asset allocation") consistent with each Fund's investment objective. Each Fund's asset allocation target is as follows:

                                      AZL FUSION              AZL FUSION             AZL FUSION              AZL FUSION
                                  CONSERVATIVE FUND         BALANCED FUND           MODERATE FUND           GROWTH FUND
     -------------------------- ----------------------- ----------------------- ---------------------- -----------------------
     -------------------------- ----------------------- ----------------------- ---------------------- -----------------------
     EQUITY STRATEGIES TARGET         25% - 45%               40% - 60%               55% - 75%              70% - 90%
     -------------------------- ----------------------- ----------------------- ---------------------- -----------------------
     -------------------------- ----------------------- ----------------------- ---------------------- -----------------------
     FIXED INCOME STRATEGIES          55% - 75%               40% - 60%               25% - 45%              10% - 30%
     TARGET

     -------------------------- ----------------------- ----------------------- ---------------------- -----------------------

   * Fixed income investments include "real return" funds. A real return fund is one that seeks to provide a return higher than the rate of inflation.


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                                        4
          The Allianz Variable Insurance Products Fund of Funds Trust
                           Prospectus - April 27, 2009

See the table of Fusion Underlying Funds in the "More About the Funds -- Fusion
    Underlying Investments" section of this prospectus for the asset class, and equity or fixed income funds classification, for each Permitted Underlying Fund.

o Investing in unregistered investment pools that utilize a tactical asset allocation overlay strategy to enhance the risk/return profile over the long term.

o Investing in futures and options, and other similar securities, and in cash and cash equivalents to reduce the potential volatility of each Fund's investment performance.

o Utilizing other quantitative and qualitative measures to periodically review and adjust each Fund's asset allocation consistent with each Fund's investment objective.

The asset allocation and volatility targets in each Fund's investment strategy should approximate the target allocation mix over longer investment periods. However, asset allocation and volatility targets for each Fund do not restrict the Manager from allocating Fund assets outside its target range when the Manager believes that doing so would better enable the Fund to pursue its investment objective or is necessary for temporary defensive purposes. The Fund intends to be fully invested at all times. However, the Fund, like other mutual funds, may maintain liquidity reserves for cash awaiting investment or held to meet redemptions. See "More About the Funds -- Temporary Defensive Positions" for additional information on Fund strategies.

The currently available Fusion Underlying Funds are advised or subadvised by the Manager or an affiliate of the Manager, and include all of the investment portfolios offered by the Allianz Variable Insurance Products Trust. Please see the section entitled "Management -- The Manager" below for further information regarding the Manager's affiliation with certain Fusion Underlying Funds.

In addition to investing in the Fusion Underlying Funds, the Manager may also use a tactical asset allocation overlay strategy in managing the Funds. Most of the Fusion Underlying Funds use conventional security selection techniques to implement their various investment strategies. By contrast, the tactical asset allocation overlay strategy makes investments in broad market segments based on the views of an investment manager concerning macroeconomic trends in the domestic and foreign securities markets. The tactical asset allocation overlay strategy is intended to enhance the risk/return profile. The overall strategy uses derivative instruments, including, but not limited to, equity futures, fixed income futures, and forward currency contracts. Through the tactical asset allocation overlay strategy, the Funds seek to profit from short- and medium-term market moves by shifting their investment weightings among domestic and foreign equity, bond, and currency markets. The Funds pursue this strategy by investing in unregistered investment pools that are not Fusion Underlying Funds and that are managed by either the Manager or unaffiliated investment managers. Investing in these investment pools creates within each of the Funds exposure to equity, bond, and currency positions intended to generate positive returns for the Funds. However, there can be no guarantee that such results will be achieved. If the tactical asset allocation overlay strategy is utilized, generally up to 5% of the net assets of each of the Funds will be allocated to the strategy. Depending upon market conditions, cash flows, and other considerations, the amount of net assets allocated to the tactical asset allocation overlay strategy may be higher or lower.

The Funds may also allocate up to 5% of their respective net assets to (a) index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. The Funds may also invest in exchange-traded funds (ETFs) for additional exposure to relevant markets. This strategy is intended to reduce the potential volatility of the Funds' investment performance and may limit the Funds' ability to benefit from rising markets while protecting the Funds in declining markets. The Funds may pursue this strategy by investing directly or indirectly through unregistered investment pools that are not Fusion Underlying Funds and that are managed by either the Manager, affiliates of the Manager, or unaffiliated investment managers.

INFORMATION ABOUT THE FUSION PERMITTED UNDERLYING INVESTMENTS

The Fusion Permitted Underlying Investments include the Fusion Underlying Funds, mutual funds that are managed by affiliates of the Manager, and other types of investments, including unaffiliated mutual funds, and affiliated and unaffiliated unregistered investment pools. Each of the Fusion Underlying Funds is categorized into one of the following asset classes according to its investment objective and investment strategies: Small Cap, Mid Cap, Large Growth, Large Blend, Large Value, International Equity, Specialty, High-Yield Bonds (also known as "junk bonds"), Intermediate-Term Bonds, Model Portfolios, and Cash Equivalent. Each Fund may, but is not limited to, investing in Fusion Underlying Funds in any of these asset classes. Under applicable regulations,


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                                        5
          The Allianz Variable Insurance Products Fund of Funds Trust
                           Prospectus - April 27, 2009
the Funds are also permitted to invest directly in equity and debt securities. In accordance with their investment objectives and principal investment strategies, the Fusion Underlying Funds invest in equity securities, bonds, and other investments that are consistent with their asset class category. The following lists identify the Fusion Underlying Funds and other Fusion Permitted Underlying Investments by asset class. Each Fund may invest in these Fusion Underlying Funds as provided in its asset allocation mix. In the future, the Funds may invest in Fusion Permitted Underlying Investments that are not listed below, at the discretion of the Manager, in order to further diversify each Fund. The Fusion Permitted Underlying Investments in which the Funds invest may be changed at any time based on the portfolio management team's judgment.

ASSET CLASSES                                                                   FUSION UNDERLYING FUNDS
------------------------------------------------------------------------------------------------------------------
SMALL CAP (Equity)                                                              AZL Columbia Small Cap
Value Fund Seeks maximum capital appreciation, primarily by investing in        AZL OCC Opportunity Fund
small capitalization companies, generally less than $3 billion                  AZL Franklin Small Cap Value Fund
market value. Investments in these types of companies include                   AZL Turner Quantitative Small Cap Growth Fund
considerable risk and volatility. AZL Small Cap Stock Index Fund                Premier VIT NACM Small Cap Portfolio
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MID CAP (Equity)                                                                AZL Columbia Mid Cap Value Fund
Seeks growth by investing in mid-capitalization companies,                      AZL Mid Cap Index Fund
generally between $1.5 billion and $10 billion in market value.                 AZL Van Kampen Mid Cap Growth Fund
Investments in these types of companies include a considerable                  Premier VIT OpCap Mid Cap Portfolio
amount of risk.
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LARGE GROWTH (Equity)                                                           AZL Dreyfus Founders Equity Growth Fund
Seeks growth by investing in large capitalization companies,                    AZL BlackRock Capital Appreciation Fund
generally in excess of $10 billion in market value. These                       AZL OCC Growth Fund
investments typically are companies growing earnings and sales more quickly than their peers.

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LARGE BLEND (Equity)                                                            AZL First Trust Target Double Play Fund
Seeks to invest in established companies with solid earnings                    AZL JPMorgan U.S. Equity Fund
prospects and market liquidity. These investments generally                     AZL Jennison 20/20 Focus Fund
invest in growth and value stocks or stocks with growth and                     AZL PIMCO Fundamental IndexPLUS Total Return Fund
value characteristics, offering diversification across market                   AZL S&P 500 Index Fund
sectors)
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LARGE VALUE (Equity)                                                            AZL Davis NY Venture Fund
Seeks growth through large capitalization stocks with lower                     AZL Van Kampen Comstock Fund
than average price, as measured by either price-to-book or                      AZL Van Kampen Growth and Income Fund
price-to-earnings ratios. Value investing generally moves                       Premier VIT NFJ Dividend Value Portfolio
inversely to growth investing.
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INTERNATIONAL EQUITY (Equity)                                                   AZL AIM International Equity Fund
Invests in assets of companies around the world, including                      AZL International Index Fund
emerging markets. Because of fluctuations in value of various                   AZL NACM International Fund
currencies and the political and economic uncertainties of                      AZL NACM International Growth Fund
foreign countries, international investments involve greater                    AZL NFJ International Value Fund
levels of risk and volatility.                                                  AZL Oppenheimer Global Fund
                                                                                AZL Oppenheimer International Growth Fund
                                                                                AZL Schroder International Small Cap Fund
                                                                                AZL Van Kampen Global Franchise Fund
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MODEL PORTFOLIOS (Equity and Equity/Fixed Income)                               AZL TargetPLUS Balanced Fund
Invests in varying proportions of equity to fixed income                        AZL TargetPLUS Equity Fund
securities ranging from approximately equal proportions in the                  AZL TargetPLUS Growth Fund
AZL TargetPLUS Balanced Fund to 100% equity securities in the                   AZL TargetPLUS Moderate Fund
AZL TargetPLUS Equity Fund. Equity securities
are identified by a model based on five separate strategies. Two separate fixed income strategies are used to identify fixed income securities.



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                                        6
          The Allianz Variable Insurance Products Fund of Funds Trust
                           Prospectus - April 27, 2009


ASSET CLASSES                                                                   FUSION UNDERLYING FUNDS
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SPECIALTY (Equity and Fixed Income)
Focus on specific market sectors. Sector investing can pay                      AZL Schroder Emerging Markets Equity Fund
potentially significant returns, but involves significant risks                 AZL Columbia Technology Fund
as well.                                                                        AZL Van Kampen Equity and Income Fund
                                                                                AZL Van Kampen Global Real Estate Fund
                                                                                PIMCO VIT CommodityRealReturn(TM) Strategy Portfolio

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HIGH-YIELD BONDS (Fixed Income)                                                 PIMCO VIT High Yield Portfolio
Seek total return by investing in bonds with low credit ratings. Because of the risky nature of high-yield bonds, high-yield investments have greater volatility than the average bond investment.

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INTERMEDIATE-TERM BONDS (Fixed Income)                                          AZL Enhanced Bond Index Fund
Typically invest at least 70% of their assets in a mixture of                   PIMCO VIT Real Return Portfolio
corporate and government bonds with primary focus on                            PIMCO VIT Total Return Portfolio
intermediate-term bonds. These bonds have an average duration                   PIMCO VIT Global Bond Portfolio (Unhedged)
from 3.5 to 6 years or an average effective maturity from 4 to                  PIMCO VIT Emerging Markets Bond Portfolio
10 years.

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CASH EQUIVALENT (Fixed Income)                                                  AZL Money Market Fund
Any security that has the same properties as cash in terms of liquidity and risk. These instruments possess the highest liquidity of any security, and they are perceived as having a low risk of loss.

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                                                                                OTHER FUSION PERMITTED UNDERLYING
ASSET CLASSES                                                                   INVESTMENTS
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TACTICAL OVERLAY (Derivatives)                                                  Affiliated and unaffiliated unregistered
                                                                                investment pools
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OTHER MUTUAL FUNDS (Equity and/or Fixed Income)                                  Unaffiliated mutual funds

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PRINCIPAL INVESTMENT RISKS

The price per share of the Fund will fluctuate with changes in value of the investment held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

Because each of the Fusion Funds is a fund of funds, it is subject to the risk associated with the Manager's decision regarding how the Fund's assets should be allocated among the various underlying investment options. Each Fusion Fund invests in a variety of Fusion Permitted Underlying Funds and is therefore subject to the risks associated with those investments. The Funds are subject to the following principal risks, some of which are primarily associated with equity investments and some of which are primarily associated with fixed-income investments. Each of the Fusion Funds will vary in the degree to which it is subject to risks generally associated with equity investments and risks generally associated with fixed-income investments. The following principal risks are described more fully in the section "Principal Investment Risks" later in this prospectus.

o   ALLOCATION RISK
o   MARKET RISK
o   ISSUER RISK
o   SELECTION RISK
o   GROWTH STOCKS RISK
o   VALUE STOCKS RISK
o   INTEREST RATE RISK
o   CREDIT RISK
o   PREPAYMENT RISK
o   INCOME RISK
o   SECURITY QUALITY RISK
o   LEVERAGING RISK
o   LIQUIDITY RISK
o   DERIVATIVES RISK


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                                        7
          The Allianz Variable Insurance Products Fund of Funds Trust
                           Prospectus - April 27, 2009

o   MORTGAGE-RELATED AND OTHER ASSET-BACKED RISK
o   CAPITALIZATION RISK
o   FOREIGN RISK
o   EMERGING MARKETS RISK
o   INDUSTRY SECTOR RISK
o   CURRENCY RISK
o   CONVERTIBLE SECURITIES RISK
o   FOCUSED INVESTMENT RISK
o   REAL ESTATE INVESTMENTS RISK
o   INITIAL PUBLIC OFFERINGS RISK
o   HEADLINE RISK
o   DIVIDEND RISK
o   LIMITED MANAGEMENT RISK
o   LICENSE TERMINATION RISK
o   ETF AND INVESTMENT COMPANY RISK
o   CYCLICAL OPPORTUNITIES RISK
o   SPECIAL SITUATIONS RISK
o   INDEXING STRATEGY RISK
o   COUNTRY/REGIONAL RISK
o   STRATEGY SELECTION RISK
o   INVESTMENT STRATEGY RISK
o   COMMODITY RISK
o   TAX RISK
o   SUBSIDIARY RISK
o   SHORT SALE RISK
o   PORTFOLIO TURNOVER

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.

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PAST PERFORMANCE

The following bar charts and tables provide an indication of the risks of an investment in the Funds by showing changes in their performance from year to year and by showing how each Fund's average annual returns for one year and since its inception compare with those of a broad measure of market performance.

Both the bar chart and the table assume reinvestment of dividends and distributions, and reflect fee waivers. Without fee waivers, the Funds' performance would have been lower.

The performance of the Funds will vary from year to year. The Funds' performance does not reflect the cost of insurance and separate account charges which are imposed under your variable annuity contract. If they were included, performance would be reduced. Past performance does not indicate how the Funds will perform in the future.

PERFORMANCE BAR CHARTS AND TABLES

AZL FUSION CONSERVATIVE FUND

The performance bar chart and table are not presented because the Fund is new and has not had a full calendar year of operations.


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                                        8
          The Allianz Variable Insurance Products Fund of Funds Trust
                           Prospectus - April 27, 2009

AZL FUSION BALANCED FUND

              [GRAPHIC: Bar Chart - 2006: 9.49%; 2007:7.11%]


     HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART)

Highest (Q4, 2006)                              4.95%
Lowest (Q2, 2006)                              -1.37%
AVERAGE ANNUAL TOTAL RETURNS

                                                     ONE YEAR ENDED
                                                    DECEMBER 31, 2007      SINCE INCEPTION (4/29/2005)
AZL Fusion Balanced Fund                                  7.11%                       8.98%
Balanced Composite Index                                  6.23%                       8.16%
S&P 500(R) Index                                          5.49%                      11.45%
Barclays Capital U.S. Bond Aggregate Index                6.97%                       4.80%

The Fund's performance is compared to a composite index (the "Balanced Composite Index") comprised of 50% of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500(R) Index) and 50% of the Barclays Capital U.S. Aggregate Bond Index. The S&P 500(R) Index consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. stock market as a whole. The Barclays Capital U.S. Aggregate Bond Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. The indices do not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.

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                                        9
          The Allianz Variable Insurance Products Fund of Funds Trust
                           Prospectus - April 27, 2009

AZL FUSION MODERATE FUND

              [GRAPHIC: Bar Chart - 2006: 10.71%; 2007: 6.54%]



     HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART)

Highest (Q4, 2006)                              6.11%
Lowest (Q2, 2006)                              -1.96%
AVERAGE ANNUAL TOTAL RETURNS



                                                     ONE YEAR ENDED
                                                    DECEMBER 31, 2007      SINCE INCEPTION (4/29/2005)
AZL Fusion Moderate Fund                                  6.54%                       9.89%
Moderate Composite Index                                  6.01%                       9.15%
S&P 500(R) Index                                          5.49%                      11.45%
Barclays Capital U.S. Aggregate BondIndex                 6.97%                       4.80%

The Fund's performance is compared to a composite index (the "Moderate Composite Index") comprised of 65% of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500(R) Index) and 35% of the Barclays Capital U.S. Aggregate Bond Index. The S&P 500(R) Index consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. stock market as a whole. The Barclays Capital U.S. Aggregate Bond Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. The indices do not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.



--------------------------------------------------------------------------------
                                        10
          The Allianz Variable Insurance Products Fund of Funds Trust
                           Prospectus - April 27, 2009

AZL FUSION GROWTH FUND

              [GRAPHIC: Bar Chart - 2006: 12.20%; 2007: 5.75%]



     HIGHEST AND LOWEST QUARTER RETURNS (FOR PERIODS SHOWN IN THE BAR CHART)
Highest (Q4, 2006)                              7.39%
Lowest (Q4, 2007)                               -2.41%
AVERAGE ANNUAL TOTAL RETURNS

                                                     ONE YEAR ENDED
                                                    DECEMBER 31, 2007      SINCE INCEPTION (4/29/2005)
AZL Fusion Growth Fund                                    5.75%                      11.26%
Growth Composite Index                                    5.79%                      10.14%
S&P 500(R) Index                                          5.49%                      11.45%
Barclays Capital U.S. Aggregate Bond Index                6.97%                       4.80%

The Fund's performance is compared to a composite index (the "Growth Composite Index") comprised of 80% of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500(R) Index) and 20% of the Barclays Capital U.S. Aggregate Bond Index. The S&P 500(R) Index consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange, and is a measure of the U.S. stock market as a whole. The Barclays Capital U.S. Aggregate Bond Index is a market value-weighted performance benchmark for investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. The indices do not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The Fund's performance reflects the deduction of fees for services provided to the Fund. Investors cannot invest directly in an index, although they can invest in the underlying securities.


--------------------------------------------------------------------------------
                                        11
          The Allianz Variable Insurance Products Fund of Funds Trust
                           Prospectus - April 27, 2009

--------------------------------------------------------------------------------
FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES

(expenses that are deducted from the Fund's assets)

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Funds. For the AZL Fusion Conservative Fund, the fees and expenses, including the Acquired Fund Fees and Expenses, are estimated. The Funds will indirectly bear a pro rata share of fees and expenses incurred by the Fusion Permitted Underlying Investments. Each Fund's pro rata portion of the cumulative expenses charged by the Fusion Underlying Funds is listed in the table below as Acquired Fund Fees and Expenses and is calculated as a percentage of each Fund's average net assets. The table does not reflect Contract-related fees and expenses. Please refer to the Contract prospectus for a description of those fees and expenses.

                                                             AZL FUSION
                                                            CONSERVATIVE      AZL FUSION       AZL FUSION       AZL FUSION
                                                                FUND         BALANCED FUND    MODERATE FUND     GROWTH FUND

---------------------------------------------------------- ---------------- ---------------- ---------------- ----------------
---------------------------------------------------------- ---------------- ---------------- ---------------- ----------------
Fund Management Fees(1)                                         0.20%            0.20%            0.20%            0.20%
---------------------------------------------------------- ---------------- ---------------- ---------------- ----------------
---------------------------------------------------------- ---------------- ---------------- ---------------- ----------------
Fund Distribution and Service (12b-1) Fees                      0.00%            0.00%            0.00%            0.00%
---------------------------------------------------------- ---------------- ---------------- ---------------- ----------------
---------------------------------------------------------- ---------------- ---------------- ---------------- ----------------
Other Expenses((2))                                             0.20%            0.06%            0.05%            0.05%
---------------------------------------------------------- ---------------- ---------------- ---------------- ----------------
---------------------------------------------------------- ---------------- ---------------- ---------------- ----------------
Acquired Fund Fees and Expenses((3))                            0.91%            1.01%            1.07%            1.14%
                                                                -----            -----            -----            -----
---------------------------------------------------------- ---------------- ---------------- ---------------- ----------------
---------------------------------------------------------- ---------------- ---------------- ---------------- ----------------
Total Fund Operating Expenses                                   1.26%            1.27%            1.32%            1.39%
---------------------------------------------------------- ---------------- ---------------- ---------------- ----------------
---------------------------------------------------------- ---------------- ---------------- ---------------- ----------------
Waiver Amount((4))                                              0.05%            0.00%            0.00%            0.00%
                                                                -----            -----            -----            -----
---------------------------------------------------------- ---------------- ---------------- ---------------- ----------------
---------------------------------------------------------- ---------------- ---------------- ---------------- ----------------
Total Annual Operating Expenses After Expense                   1.21%            1.27%            1.32%            1.39%
Reimbursements((4)),((5))

---------------------------------------------------------- ---------------- ---------------- ---------------- ----------------

(1) Effective December 1, 2008, (effective April 27, 2009, for AZL Fusion Conservative Fund) the Manager and the Fund entered into a written agreement whereby the Manager has voluntarily reduced the management fee to 0.15% through April 30, 2010. If this voluntary fee reduction were reflected in the table, the Net Annual Operating Expenses would be lower.

(2) Other Expenses have been restated to reflect current expenses.

(3) Acquired Fund Fees and Expenses are incurred indirectly by the Funds through the valuation of the Funds' investment in the Fusion Underlying Funds and unregistered investment pools. Accordingly, Acquired Fees and Expenses affect the Funds' total returns. Because these fees and expenses are not included in the Funds' Financial Highlights, the Fund's total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.

(4) The Manager and the Funds have entered into a written contract limiting operating expenses to 0.35% for the AZL Fusion Conservative Fund and 0.30% for the other three Fusion Funds through April 30, 2010. The operating expenses covered by the expense limitation include fees deducted from Fund assets such as audit fees and payments to independent trustees but do not include Acquired Fund Fees and Expenses. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. The amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.

(5) In addition to the expenses in the above table, the investment advisers to the Fusion Underlying Funds and unaffiliated mutual funds, or their affiliates, may pay the insurance companies offering the Contracts through which the Fund shares are sold a service fee for servicing customer accounts. For further information regarding these fees, see the Contract prospectus.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, including the same Permitted Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. The example does not reflect the effect of any fee or expense waivers, or any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                  YEAR 1              YEAR 3               YEAR 5             YEAR 10
------------------------------------------- ------------------- -------------------- ------------------- -------------------
------------------------------------------- ------------------- -------------------- ------------------- -------------------
AZL FUSION CONSERVATIVE FUND                        $                    $                   $                   $
------------------------------------------- ------------------- -------------------- ------------------- -------------------
------------------------------------------- ------------------- -------------------- ------------------- -------------------
AZL FUSION BALANCED FUND                            $                    $                   $                   $
------------------------------------------- ------------------- -------------------- ------------------- -------------------
------------------------------------------- ------------------- -------------------- ------------------- -------------------
AZL FUSION MODERATE FUND                            $                    $                   $                   $
------------------------------------------- ------------------- -------------------- ------------------- -------------------
------------------------------------------- ------------------- -------------------- ------------------- -------------------
AZL FUSION GROWTH FUND                              $                    $                   $                   $
------------------------------------------- ------------------- -------------------- ------------------- -------------------



--------------------------------------------------------------------------------
                                        12
          The Allianz Variable Insurance Products Fund of Funds Trust
                           Prospectus - April 27, 2009

THE AZL INDEX STRATEGY FUNDS

                        AZL BALANCED INDEX STRATEGY FUND

                        AZL MODERATE INDEX STRATEGY FUND

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

The AZL Balanced Index Strategy Fund's principal goal is long-term capital appreciation, with preservation of capital as an important consideration. The AZL Moderate Index Strategy Fund's principal goal is long-term capital appreciation.

Each of the Funds seeks to achieve its goal by investing primarily in a combination of five underlying index funds (the Index Strategy Underlying Funds). The AZL Enhanced Bond Index Fund is a bond index fund; the other four Index Strategy Underlying Funds are equity index funds.

o        AZL Enhanced Bond Index Fund
o        AZL S&P 500 Index Fund
o        AZL Mid Cap Index Fund
o        AZL Small Cap Stock Index Fund
o        AZL International Index Fund

The investment policies of the Index Strategy Underlying Funds are described below in the section called "Information About the Index Strategy Underlying Funds." Generally, the Funds will allocate their assets as follows:

         o the AZL Balanced Index Strategy Fund invests 40% - 60% of its assets in the underlying equity index funds and 40% - 60% in the underlying bond index fund; and

         o the AZL Moderate Fund invests 55% - 75% of its assets in the underlying equity index funds and 25% - 45% in the underlying bond index fund.

The investment results of the Index Strategy Underlying Funds will vary. As a result, the portfolio management team monitors the allocations to the Index Strategy Underlying Funds daily and periodically adjusts the allocations. The performance and income distributions of each of the Index Strategy Underlying Funds will differ from the performance and income distributions of the underlying funds as a result of small variations in the Fund's allocations and any cash held in its portfolio.

The Funds may also invest in exchange-traded funds (ETFs) up to applicable limits set by regulations under the Investment Company Act of 1940.

The Funds may also allocate up to 5% of their respective net assets to (a) index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. The Funds may also invest in exchange-traded funds (ETFs) for additional exposure to relevant markets. This strategy is intended to reduce the potential volatility of the Funds' investment performance and may limit the Funds' ability to benefit from rising markets while protecting the Funds in declining markets. The Funds may pursue this strategy by investing directly or indirectly through unregistered investment pools that are managed by either the Manager, affiliates of the Manager, or unaffiliated investment managers.

For temporary defensive purposes, the Fund may invest up to 100% of its assets in short-term U.S. Government securities, bank certificates of deposit, prime commercial paper, money market funds, and other high quality short-term fixed-income securities and repurchase agreements with respect to those securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.


--------------------------------------------------------------------------------
                                        13
          The Allianz Variable Insurance Products Fund of Funds Trust
                           Prospectus - April 27, 2009

INFORMATION ABOUT THE INDEX STRATEGY UNDERLYING FUNDS

The following briefly describes the investment goals and strategies of the Index Strategy Underlying Funds. The Manager may recommend additional or different underlying funds for investment, without seeking the approval of shareholders.

AZL ENHANCED BOND INDEX FUND

The investment objective of the AZL Enhanced Bond Index Fund is to match the performance of the Barclays Capital U.S. Aggregate Bond Index ("Barclays Aggregate Index") as closely as possible before the deduction of fund expenses. The fund seeks to achieve its investment objective by employing a passive management approach. Under normal circumstances the fund invests at least 80% of its net assets in a statistically selected sampling of bond and other fixed-income securities that are included in or correlated with the Barclays Aggregate Index, as well as derivative linked to that index. The Barclays Aggregate Index is composed primarily of U.S. dollar-denominated, investment grad bonds of different types, including:

o        U.S. government securities,
o        U.S. government agency securities,
o        Corporate bonds issued by U.S. and foreign companies,
o        Mortgage-backed securities,
o        Securities of foreign governments and their agencies, and
o        Securities of supranational entities, such as the World Bank.

The fund does not necessarily invest in all of the bonds in the index or in the same weightings that the bond have in the index. The fund may invest in bonds not included in the index that are selected to reflect characteristics such as maturity, duration, or credit quality similar to those of the securities in the index. The fund is subadvised by BlackRock Investment Management, LLC.

AZL S&P 500 INDEX FUND

The investment objective of the AZL S&P 500 Index Fund is to match the total return of the Standard & Poor's 500 Composite Stock Price Index (S&P 500(R)). The fund normally invests in all 500 stocks in the S&P 500(R) in proportion to their weighting in the index. The fund attempts to have a correlation between its performance and that of the S&P 500(R) Index of at least 0.95 before expenses. A correlation of 1.00 would mean that the Fund and the index were perfectly correlated. The S&P 500(R) is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. Standard & Poor's adjusts each company's stock weighting in the index by the number of available float shares (those shares available to public investors) divided by the company's total shares outstanding, which means larger companies with more available float shares have greater representation in the index than smaller ones. In seeking to match the performance of the index, the fund uses a passive management approach and purchases all or a representative sample of the stocks comprising the benchmark index. The fund also may use stock index futures as a substitute for the sale or purchase of securities. Because the fund has expenses, performance will tend to be slightly lower than that of the target benchmark. "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500(R)," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed by the Manager for use by the fund. The Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Fund. The fund is subadvised by The Dreyfus Corporation.

AZL MID CAP INDEX FUND

The investment objective of the AZL Mid Cap Index Fund is to match the performance of the Standard & Poor's MidCap 400(R) Index ("S&P 400 Index") as closely as possible before the deduction of fund expenses. The fund seeks to achieve its investment objective by employing a passive management approach. Under normal circumstances the fund invests at least 80% of its net assets in a statistically selected sampling of equity securities of companies included in the S&P 400 Index and in derivative instruments linked to the index, primarily futures contracts. The S&P 400 Index is a market-weighted index composed of 400 common stocks of medium-sized U.S. companies in a wide range of businesses chosen by Standard & Poor's based on a number of factors, including industry representation, market value, economic sector, and operating/financial condition. As of December 2008, the market capitalizations of companies in the S&P 400 Index ranged from $750 million to $3.3 billion. The fund does not necessarily invest in all of the securities in the S&P 400 Index or in the same weightings that the securities have in the index. The fund's subadviser chooses investments so that the market capitalizations, industry weightings, and other fundamental characteristics of the securities chosen are similar to the MSCI EAFE Index as a whole. The fund is subadvised by BlackRock Investment Management, LLC.



--------------------------------------------------------------------------------
                                        14
          The Allianz Variable Insurance Products Fund of Funds Trust
                           Prospectus - April 27, 2009

AZL SMALL CAP STOCK INDEX FUND

The AZL Small Cap Stock Index Fund seeks to match the performance of the Standard & Poor's (S&P) SmallCap 600 Index(R). The fund invests in a representative sample of stocks included in the S&P SmallCap 600 Index(R) and in futures whose performance is related to the index, rather than attempting to replicate the index. The Subadviser attempts to have a correlation between the fund's performance and that of the index of at least 0.95 before expenses. A correlation of 1.00 would mean that the fund and the index were perfectly correlated. The fund's subadviser selects investments using a "sampling" process based on market capitalization, industry representation, and other means. Using this sampling process, the fund typically will not invest in all 600 stocks in the S&P SmallCap 600 Index(R). However, at times, the fund may be fully invested in all the stocks that comprise the index. Under these circumstances, the fund maintains approximately the same weighting for each stock as the index does. The S&P SmallCap 600 Index(R) is composed of 600 domestic stocks with market capitalizations ranging between approximately $300 million and $2.0 billion, depending on index composition. S&P(R) adjusts each company's stock weighting in the index by the number of available float shares (those shares available to public investors) divided by the total shares outstanding of the company, which means larger companies with more available float shares have greater representation in the index than smaller ones. In seeking to match the performance of the index, the fund uses a passive management approach and purchases all or a representative sample of the stocks comprising the benchmark index. The fund also may use stock index futures as a substitute for the sale or purchase of securities. Because the fund has expenses, performance will tend to be slightly lower than that of the target benchmark. "Standard & Poor's(R)," "S&P(R)," and "Standard & Poor's SmallCap 600 Index(R)" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Fund. The fund is subadvised by The Dreyfus Corporation

AZL INTERNATIONAL INDEX FUND

The investment objective of the AZL International Index Fund is to match the performance of the Morgan Stanly Capital International Europe, Australasia and Far East Index ("MSCI EAFE(R) Index") as closely as possible before the deduction of fund expenses. The fund seeks to achieve its investment objective by employing a passive management approach. Under normal circumstances the fund invests at least 80% of its net assets in a statistically selected sampling of equity securities included in the MISCI EAFE Index and in derivative instruments linked to the index, primarily futures contracts. The MSCI EAFE Index is a market-weighted index composed primarily of common stocks of companies from various industrial sectors whose primary trading markets are located outside the United States. Companies included in the MSCI EAFE Index are selected from among the larger-capitalization companies in these markets. The weighting of the MSCI EAFE Index is based on the relative market capitalization of each of the countries in the index. The fund does not necessarily invest in all of the securities in the index or in the same weightings that the securities have in the index. The fund's subadviser chooses investments so that the market capitalizations, industry weightings, and other fundamental characteristics of the securities chosen are similar to the index as a whole. The fund is subadvised by BlackRock Investment Management, LLC.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT RISKS

The price per share of the Fund will fluctuate with changes in value of the investment held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund faces the following principal risks which are described in the section "Principal Investment Risks" later in this prospectus:

O   MARKET RISK
o   ISSUER RISK
o   INDEX FUND RISK

o   DERIVATIVES RISK
o   LICENSE TERMINATION RISK
o   INTEREST RATE RISK
o   CREDIT RISK
o   PREPAYMENT RISK
o   EXTENSION RISK
o   MORTGAGE-RELATED AND OTHER ASSET-BACKED RISK
o   CAPITALIZATION RISK
o   FOREIGN RISK
o   PORTFOLIO TURNOVER


A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.




--------------------------------------------------------------------------------
                                        15
          The Allianz Variable Insurance Products Fund of Funds Trust
                           Prospectus - April 27, 2009


------------------------------------------------------------------------------------------------------------------
WHO MAY WANT TO INVEST?

--------------------------------------------------------------- ------------------------------------------------------------
CONSIDER INVESTING IN THIS FUND IF YOU ARE:                     THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
o   Investing for long-term goals, such as retirement           o   Seeking a short-term investment
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
o   Seeking capital appreciation and are willing to accept      o   Investing in emergency reserves
    the higher volatility associated with investing in
    foreign stocks and bonds

--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
o   Seeking income and growth of capital
--------------------------------------------------------------- ------------------------------------------------------------

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION

The performance bar charts and tables are not presented because the Funds commenced operations on __________, 2009, and have not had a full calendar year of operations.

--------------------------------------------------------------------------------
FEES AND EXPENSES

(expenses that are deducted from the Fund's assets)

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Funds. For both Funds, the fees and expenses, including Acquired Fund Fees and Expenses, are estimated. The Funds will indirectly bear a pro rata share of fees and expenses incurred by the underlying funds. Each Fund's pro rata portion of the cumulative expenses charged by the underlying funds is listed in the table below as Acquired Fund Fees and Expenses and is calculated as a percentage of each Fund's average net assets. The table does not reflect Contract-related fees and expenses. Please refer to the Contract prospectus for a description of those fees and expenses.

                                                 AZL BALANCED     AZL MODERATE
                                                INDEX STRATEGY   INDEX STRATEGY

                                                     FUND             FUND

----------------------------------------------- ---------------- ---------------
----------------------------------------------- ---------------- ---------------
Fund Management Fees                                 0.05%            0.05%
----------------------------------------------- ---------------- ---------------
----------------------------------------------- ---------------- ---------------
Fund Distribution and Service (12b-1) Fees           0.00%            0.00%
----------------------------------------------- ---------------- ---------------
----------------------------------------------- ---------------- ---------------
Other Expenses                                       0.15%            0.15%
----------------------------------------------- ---------------- ---------------
----------------------------------------------- ---------------- ---------------
Acquired Fund Fees and Expenses((1))                 0.63%            0.61%
                                                     -----            -----
----------------------------------------------- ---------------- ---------------
----------------------------------------------- ---------------- ---------------
Total Fund Operating Expenses                        0.83%            0.81%
----------------------------------------------- ---------------- ---------------
----------------------------------------------- ---------------- ---------------
Waiver Amount((2))                                   0.00%            0.00%
                                                     -----            -----
----------------------------------------------- ---------------- ---------------
----------------------------------------------- ---------------- ---------------
Total Annual Operating Expenses After Expense
Reimbursements((2)),((3))                            0.83%            0.81%
----------------------------------------------- ---------------- ---------------
 (1) Acquired Fund Fees and Expenses are incurred indirectly by the Funds through the valuation of the Funds' investment in the Index Strategy Underlying Funds and unregistered investment pools. Accordingly, Acquired Fees and Expenses affect the Funds' total returns. Because these fees and expenses are not included in the Funds' Financial Highlights, the Fund's total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.

(2) The Manager and the Funds have entered into a written contract limiting operating expenses to 0.20% through at least April 30, 2010. The operating expenses covered by the expense limitation include fees deducted from Fund assets such as audit fees and payments to independent trustees but do not include Acquired Fund Fees and Expenses. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. The amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.

(3) In addition to the expenses in the above table, the investment advisers to the Index Strategy Underlying Funds and unaffiliated mutual funds, or their affiliates, may pay the insurance companies offering the Contracts through which the Fund shares are sold a service fee for servicing customer accounts. For further information regarding these fees, see the Contract prospectus.


--------------------------------------------------------------------------------
                                        16
          The Allianz Variable Insurance Products Fund of Funds Trust
                           Prospectus - April 27, 2009

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, including the same Permitted Underlying Fund fees and expenses as listed in the fee table, and that you reinvest all dividends and distributions. The example does not reflect the effect of any fee or expense waivers, or any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                              YEAR 1              YEAR 3
--------------------------------------- ------------------- --------------------
--------------------------------------- ------------------- --------------------
AZL BALANCED INDEX STRATEGY FUND                $                    $
--------------------------------------- ------------------- --------------------
--------------------------------------- ------------------- --------------------
AZL MODERATE INDEX STRATEGY FUND                $                    $
--------------------------------------- ------------------- --------------------



--------------------------------------------------------------------------------
                                        17
          The Allianz Variable Insurance Products Fund of Funds Trust
                           Prospectus - April 27, 2009

THE AZL ALLIANZ GLOBAL INVESTORS SELECT FUND

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

The investment objective of the AZL Allianz Global Investors Select Fund is long-term capital appreciation with preservation of capital as an important consideration.

The Fund's assets are invested in a combination of Allianz Global Investors
(AGI) mutual funds (AGI Underlying Funds).

o AZL NACM International Growth Fund
o Premier VIT NACM Small Cap Portfolio
o Premier VIT NFJ Dividend Value Portfolio
o AZL NFJ International Value Fund
o AZL OCC Growth Fund
o PIMCO VIT CommodityRealReturn(TM) Strategy Portfolio
o PIMCO VIT Total Return Portfolio

The composition of the list of AGI Underlying Funds and the exact allocation to each of the AGI Underlying Funds are determined by the Manager in its sole discretion and may be changed at any time. Under normal conditions, 45 - 65% of the Fund's assets will be allocated to equity investments and 35 - 55% to fixed income investments. Five of the AGI Underlying Funds listed above invest primarily in U.S. or foreign equity securities, one invests primarily in fixed-income securities, and one invests primarily in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and fixed-income securities. For purposes of determining the allocation between equity investments and fixed income investments, the Manager will allocate the portfolio assets of the PIMCO VIT CommodityRealReturn(TM) Strategy Portfolio to the appropriate category based on the characteristics of the assets. The investment policies of the AGI Underlying Funds are described below in the section titled "Information About the AGI Underlying Funds."

Each of the AGI Underlying Funds is managed by an asset management firm that is a part of Allianz Global Investors. Each of these asset management firms is an affiliate of the Manager since the Manager and each of the asset managers of Allianz Global Investors are under common control. Please see the section entitled "Management -- The Manager" below for further information.

The Funds may also allocate up to 5% of their respective net assets to (a) index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. The Funds may also invest in exchange-traded funds (ETFs) for additional exposure to relevant markets. This strategy is intended to reduce the potential volatility of the Funds' investment performance and may limit the Funds' ability to benefit from rising markets while protecting the Funds in declining markets. The Funds may pursue this strategy by investing directly or indirectly through unregistered investment pools that are not AGI Underlying Funds and that are managed by either the Manager, affiliates of the Manager, or unaffiliated investment managers.

For temporary defensive purposes, the Fund may invest up to 100% of its assets in short-term U.S. Government securities, bank certificates of deposit, prime commercial paper, money market funds, and other high quality short-term fixed-income securities and repurchase agreements with respect to those securities. If the Fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

INFORMATION ABOUT THE AGI UNDERLYING FUNDS

AZL NACM INTERNATIONAL GROWTH FUND

The fund seeks maximum long-term capital appreciation. The fund invests primarily in companies with above average earnings growth and position in strong growth areas, typically in greater than 10 countries outside of the U.S. The fund normally invests at least 75% of its net assets in common stock. In addition, the fund spreads its investments among countries, with at least 80% of its net assets invested in the securities of companies that are tied economically to a number of different foreign countries throughout the world.


--------------------------------------------------------------------------------
                                        18
          The Allianz Variable Insurance Products Fund of Funds Trust
                           Prospectus - April 27, 2009

The fund may also invest in companies located in countries with emerging securities markets and in the securities of issuers with smaller market capitalizations. The fund is subadvised by Nicholas-Applegate Capital Management LLC.

PREMIER VIT NACM SMALL CAP PORTFOLIO

The fund seeks capital appreciation through a diversified portfolio consisting primarily of securities of smaller market capitalization companies at the time of purchase. The fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in stocks from a universe of companies listed on U.S. exchanges with small market capitalization, generally corresponding to the capitalization range between the 5th to the 95th percentile of the Russell 2000 Index as measured at the time of purchase (I.E., a market capitalization of between approximately $300 million and approximately $2.3 billion as of August 31, 2008). The fund is managed by Nicholas-Applegate Capital Management LLC.

PREMIER VIT NFJ DIVIDEND VALUE PORTFOLIO

The fund seeks income and long-term growth of capital. The fund invests at least 80% of its net assets, plus the amount of any borrowing for investment purpose, in equity securities, consisting primarily of income-producing common stocks of companies with market capitalization of more than $2 billion at the time of investment. The fund may also invest a portion of its assets in non-U.S. securities, including emerging markets securities. The fund is managed by NFJ Investment Group LLC.

AZL NFJ INTERNATIONAL VALUE FUND

The fund seeks long-term growth of capital and income. The fund seeks to achieve its investment objective by normally investing at least 65% of its net assets, plus borrowing made for investment purposes, in equity securities of non-U.S. companies with market capitalizations greater than $1 billion. The fund normally invests a significant portion of its assets in equity securities that the portfolio managers expect will generate income by, for example, paying dividends. The fund may invest up to 50% of its assets in emerging markets securities. The fund typically achieves its exposure to equity securities through investing in American Depositary Receipts (ADRs), but is not limited to investment in ADRs. The fund may use foreign currency contracts, options, stock index futures contracts, and other derivative instruments. The fund is subadvised by NFJ Investment Group LLC.

AZL OCC GROWTH FUND

The fund seeks long-term growth of capital, with income as an incidental consideration. The fund normally invests at least 65% of its assets in common stock of growth companies with market capitalizations of at least $5 billion. "Growth" companies are companies that the fund's portfolio managers believe have above-average growth prospects relative to companies in the same industry or the market as a whole. The fund may also invest in other kinds of equity securities, such as preferred stocks, convertible securities, and warrants, and also in real estate investment trusts (REITs). The fund may invest up to 15% of its assets in non-U.S. securities, except that it may invest without limit in American Depositary Receipts (ADRs). The fund may use foreign currency contracts, options, stock index futures contracts, and other derivative instruments. The fund is subadvised by Oppenheimer Capital LLC

PIMCO VIT COMMODITYREALRETURN(TM) STRATEGY PORTFOLIO

The fund seeks maximum real return. The fund invests under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation -indexed securities and other fixed-income securities. Commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities, such as oil, metals, and agricultural products. The value of commodity-linked derivative instruments may be affected by overall market movements and other factors affecting the value of a particular industry or commodity, such as weather, disease, embargoes, or political and regulatory developments. The fund may also invest in common and preferred stocks as wells as convertible securities of issuers in commodity-related industries and in a wholly-owned subsidiary of the fund organized under the laws of the Cayman Islands. The average portfolio duration of the fund's fixed-income portfolio


--------------------------------------------------------------------------------
                                        19
          The Allianz Variable Insurance Products Fund of Funds Trust
                           Prospectus - April 27, 2009
varies but under normal market conditions is not expected to exceed ten years. The fund may invest up to 10% of its total assets in high yield securities. The fund may invest up to 30% of its total assets in securities denominated in foreign securities, and beyond this limit in dollar-denominated securities of foreign issuers, and up to 10% of its total assets in securities and instruments tied to emerging market countries. The fund will normally limit its foreign currency exposure, from non-U.S. dollar-denominated securities or currencies, to 20% of its total assets. The fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by using investment techniques that do not involve direct investment in such securities. The fund is managed by Pacific Investment Management Company LLC.

PIMCO VIT TOTAL RETURN PORTFOLIO

The fund seeks maximum total return, consistent with preservation of capital. The fund invests under normal circumstances at least 65% of its total assets in a diversified portfolio of fixed-income securities of varying maturities, which may be represented by forwards or derivatives. The fund's normal portfolio duration varies within two years, plus or minus, of the duration of the Barclays Capital U.S. Aggregate Bond Index. The fund invests primarily in investment grade debt securities, but may invest up to 10% of its total assets in high yield securities. The fund may invest up to 30% of its total assets in securities denominated in foreign securities, and beyond this limit in dollar-denominated securities of foreign issuers, and up to 15% of its total assets in securities and instruments tied to emerging market countries. The fund may invest all of its assets in derivative instruments and may use investment techniques that do not involve direct investment in fixed-income securities. The fund is managed by Pacific Investment Management Company LLC.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT RISKS

The price per share of the Fund will fluctuate with changes in value of the investment held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective. The Fund faces the following principal risks which are described in the section "Principal Investment Risks" later in this prospectus:



O   MARKET RISK
o   ISSUER RISK
o   SELECTION RISK
o   GROWTH STOCKS RISK
o   VALUE STOCKS RISK
o   INTEREST RATE RISK
o   CREDIT RISK
o   PREPAYMENT RISK
o   SECURITY QUALITY RISK
o   LEVERAGING RISK
o   LIQUIDITY RISK
o   DERIVATIVES RISK
o   MORTGAGE-RELATED AND OTHER ASSET-BACKED RISK
o   CAPITALIZATION RISK
o   FOREIGN RISK
o   EMERGING MARKETS RISK
o   CURRENCY RISK
o   CONVERTIBLE SECURITIES RISK
o   FOCUSED INVESTMENT RISK
o   REAL ESTATE INVESTMENTS RISK
o   COMMODITY RISK
o   TAX RISK
o   SUBSIDIARY RISK
o   SHORT SALE RISK
o   PORTFOLIO TURNOVER


A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is included in the SAI.

------------------------------------------------------------------------------------------------------------------
WHO MAY WANT TO INVEST?

--------------------------------------------------------------- ------------------------------------------------------------
CONSIDER INVESTING IN THIS FUND IF YOU ARE:                     THIS FUND MAY NOT BE APPROPRIATE FOR SOMEONE:
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
o   Investing for long-term goals, such as retirement           o   Seeking a short-term investment
--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
o   Seeking capital appreciation and are willing to accept      o   Investing in emergency reserves
    the higher volatility associated with investing in
    foreign stocks and bonds

--------------------------------------------------------------- ------------------------------------------------------------
--------------------------------------------------------------- ------------------------------------------------------------
o   Seeking income and growth of capital
--------------------------------------------------------------- ------------------------------------------------------------


--------------------------------------------------------------------------------
                                        20
          The Allianz Variable Insurance Products Fund of Funds Trust
                           Prospectus - April 27, 2009

--------------------------------------------------------------------------------
PERFORMANCE INFORMATION

The performance bar chart and table are not presented because the Fund is new and has not had a full calendar year of operations.

--------------------------------------------------------------------------------
FEES AND EXPENSES
ANNUAL FUND OPERATING EXPENSES

(expenses that are deducted from the Fund's assets)

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The fees and expenses, including Acquired Fund Fees and Expenses, are estimated. The Fund will indirectly bear a pro rata share of fees and expenses incurred by the underlying funds. The Fund's estimated pro rata portion of the cumulative expenses charged by the underlying funds is listed in the table below as Acquired Fund Fees and Expenses and is calculated as a percentage of the Fund's estimated average net assets. The table does not reflect Contract-related fees and expenses. Please refer to the Contract prospectus for a description of those fees and expenses.

----------------------------------------------------------- -------------------
----------------------------------------------------------- -------------------
Fund Management Fees                                              0.05%
----------------------------------------------------------- -------------------
----------------------------------------------------------- -------------------
Fund Distribution and Service (12b-1) Fees                        0.00%
----------------------------------------------------------- -------------------
----------------------------------------------------------- -------------------
Other Expenses                                                    0.15%
----------------------------------------------------------- -------------------
----------------------------------------------------------- -------------------
Acquired Fund Fees and Expenses((1))                              1.06%
                                                                  -----
----------------------------------------------------------- -------------------
----------------------------------------------------------- -------------------
Total Fund Operating Expenses                                     1.26%
----------------------------------------------------------- -------------------
----------------------------------------------------------- -------------------
Waiver Amount((2))                                                0.00%
                                                                  -----
----------------------------------------------------------- -------------------
----------------------------------------------------------- -------------------
Total Annual Operating Expenses After Expense

Reimbursements((2)),((3)) 1.26%

----------------------------------------------------------- -------------------
 (1) Acquired Fund Fees and Expenses are incurred indirectly by the Funds through the valuation of the Funds' investment in the AGI Underlying Funds and unregistered investment pools. Accordingly, Acquired Fees and Expenses affect the Funds' total returns. Because these fees and expenses are not included in the Funds' Financial Highlights, the Fund's total annual fund operating expenses do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights table.

(2) The Manager and the Funds have entered into a written contract limiting operating expenses to 0.20% through at least April 30, 2010. The operating expenses covered by the expense limitation include fees deducted from Fund assets such as audit fees and payments to independent trustees but do not include Acquired Fund Fees and Expenses. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of Other Expenses paid by the Manager provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to fees paid or reimbursements made by the Manager within the three fiscal years prior to the date of such reimbursement. The amount of the reimbursements, if any, is included in the financial statements in the Fund's shareholder reports and is reflected in Other Expenses in the table above.

(3) In addition to the expenses in the above table, the investment advisers to the AGI Underlying Funds and unaffiliated mutual funds, or their affiliates, may pay the insurance companies offering the Contracts through which the Fund shares are sold a service fee for servicing customer accounts. For further information regarding these fees, see the Contract prospectus.

EXAMPLE

Use the following table to compare fees and expenses of the Fund to other investment companies. It illustrates the amount of fees and expenses an investor would pay, assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the Fund's total operating expenses. It does not reflect the effect of any fee or expense waivers. It also does not reflect separate account or insurance contract fees and charges. If it did, the costs shown would be higher. An investor's actual costs may be different.

      1 YEAR            3 YEARS
       $--                $---




--------------------------------------------------------------------------------
                                        21
          The Allianz Variable Insurance Products Fund of Funds Trust
                           Prospectus - April 27, 2009

MORE ABOUT THE FUNDS

The Funds have the flexibility to make portfolio investments and engage in investment techniques that differ from the principal strategies discussed in this prospectus. More information on the Funds' investment strategies and risks may be found in the Funds' statement of additional information ("SAI").

Unless otherwise indicated, any percentage limitation on a Fund's holdings set forth in the summaries above is applied only when that particular type of security is purchased.

In addition to the information about the Funds in the summaries, investors should consider the following information about the Funds.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT RISKS

All of the Funds are funds of funds and are subject to the general risk associated with the allocation of their assets to particular underlying investments. In addition, separate from possible investments in derivatives by the Funds' various underlying funds, all of the Funds are permitted to invest in derivatives or in investment pools that invest in derivatives. The risks listed below are generally applicable to all the Funds.

   -----------------------------------------------------------------------------------------------------------------------
   ALLOCATION RISK

   -----------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------- -------------------------------------------------------------------
   O   All of the Funds
                                                        The risk that the Manager allocates assets in a manner which results in the Fund underperforming other funds with similar investment objectives. For those Funds where the Manager has limited discretion to allocate Fund assets among various
                                                        underlying investments, the Fund's allocation structure may cause the Fund to underperform other funds of funds with similar investment objectives. For those Funds where the Manager has discretion to allocate Fund assets among various underlying investments which represent different asset classes, each
                                                        underlying investment is subject to different levels and
                                                        combinations of risk, depending on the Fund's exact asset
                                                        allocation.
   --------------------------------------------------- -------------------------------------------------------------------


--------------------------------------------------------------------------------
                                        22
          The Allianz Variable Insurance Products Fund of Funds Trust
                           Prospectus - April 27, 2009




   -----------------------------------------------------------------------------------------------------------------------
   DERIVATIVES RISK

   -----------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------- ------------------------------------------------------------------
   o   All of the Funds
                                                        The Funds may invest directly or through affiliated or
                                                        unaffiliated unregistered investment pools in derivative
                                                        instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Funds typically use derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. Funds may also use derivatives for leverage, in which case their use would involve leveraging risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with
                                                        investing directly in securities and other traditional
                                                        investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and management risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all
                                                        circumstances. The other party to a derivatives contract could default.

   ---------------------------------------------------- ------------------------------------------------------------------


The various underlying funds in which the Funds invest present varying degrees of investment risk based upon their own investment objectives and strategies. A
Fund will be impacted by these risks depending on the extent to which it invests in a particular underlying fund. Additional information about each underlying fund's investment risks is included in the fund's prospectus and SAI.

The risks listed below are generally applicable to the underlying funds identified under the heading for each risk. However, any of the underlying funds may be exposed to any of the risks listed below if they invest in securities or other assets that entail a risk or multiple risks associated with that asset class.



--------------------------------------------------------------------------------
                                        23
          The Allianz Variable Insurance Products Fund of Funds Trust
                           Prospectus - April 27, 2009


   -----------------------------------------------------------------------------------------------------------------------
   CAPITALIZATION RISK

   -----------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------- ------------------------------------------------------------------

   o   AZL Columbia Mid Cap Value Fund                  To the extent the Fund invests significantly in small or
   o   AZL Columbia Small Cap Value Fund                mid-capitalization companies, it may have capitalization risk.
   o   AZL Columbia Technology Fund                     These companies may present additional risk because they have
   o   AZL First Trust Target Double Play Fund          less predictable earnings or no earnings, more volatile share
   o   AZL Franklin Small Cap Value Fund                prices and less liquid securities than large capitalization
   o   AZL Mid Cap Index Fund                           companies. These securities may fluctuate in value more than
   o   AZL NACM International Fund                      those of larger, more established companies and, as a group, may
   o   AZL NACM International Growth Fund               suffer more severe price declines during periods of generally
   o   AZL NFJ International Value Fund                 declining stock prices. The shares of smaller companies tend to trade less frequently than those of larger, more established
   o   AZL OCC Opportunity Fund                         companies, which can adversely affect the price of smaller
   o   AZL Oppenheimer Global Fund                      companies' securities and the Fund's ability to sell them when
   o   AZL Oppenheimer International Growth Fund        the portfolio manager deems it appropriate.  These companies may
   o   AZL Schroder Emerging Markets Equity Fund        have limited product lines, markets, or financial resources, or
   o   AZL Schroder International Small Cap Fund        may depend on a limited management group.  The value of some of
   o   AZL Small Cap Stock Index Fund                   the Fund's investments will rise and fall based on investor
   o   AZL TargetPLUS Balanced Fund                     perception rather than economic factors.
   o   AZL TargetPLUS Equity Fund
   o   AZL TargetPLUS Growth Fund
   o   AZL TargetPLUS Moderate Fund
   o   AZL Turner Quantitative Small Cap Growth Fund
   o   AZL Van Kampen Comstock Fund
   o   AZL Van Kampen Global Franchise Fund
   o   AZL Van Kampen Growth and Income Fund
   o   AZL Van Kampen Mid Cap Growth Fund
   o   Premier VIT NACM Small Cap Portfolio
   ---------------------------------------------------- ------------------------------------------------------------------


   -----------------------------------------------------------------------------------------------------------------------
   COMMODITY RISK

   -----------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------- ------------------------------------------------------------------

                                                        The portfolio's investments in commodity-linked derivative instruments may subject the portfolio to greater volatility than investments in traditional securities.  The value of
                                                        commodity-linked derivative instruments may be affected by changes in overall market movements, changes in interest rates, or factors affecting a particular industry of commodity, such as
   o   PIMCO VIT CommodityRealReturn(TM) Strategy       drought, floods, weather, livestock disease, embargoes, tariffs,
       Portfolio                                        and international economic, political, and regulatory
                                                        developments.  The portfolio, and the wholly-owned subsidiary in which it invests, may concentrate their assets in a particular sector of the commodities market, such as, oil, metal, or
                                                        agricultural products.  As a result, the portfolio may be more susceptible to risks associated with those sectors.
   ---------------------------------------------------- ------------------------------------------------------------------


   ---------------------------------------------------- ------------------------------------------------------------------

--------------------------------------------------------------------------------

                                        24
          The Allianz Variable Insurance Products Fund of Funds Trust
                           Prospectus - April 27, 2009





   -----------------------------------------------------------------------------------------------------------------------
   CONVERTIBLE SECURITIES RISK

   -----------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------- ------------------------------------------------------------------

   o   AZL AIM International Equity Fund                The values of the convertible securities in which the Fund may
   o   AZL Columbia Technology Fund                     invest also will be affected by market interest rates, the risk
   o   AZL Jennison 20/20 Focus Fund                    that the issuer may default on interest or principal payments
   o   AZL OCC Growth Fund                              and the value of the underlying common stock into which these
   o   AZL OCC Opportunity Fund                         securities may be converted.  Specifically, since these types of
   o   AZL Oppenheimer International Growth Fund        convertible securities pay fixed interest and dividends, their
   o   AZL Schroder Emerging Markets Equity Fund        values may fall if market interest rates rise, and rise if
   o   AZL Schroder International Small Cap Fund        market interest rates fall.  Additionally, an issuer may have
   o   AZL Van Kampen Comstock Fund                     the right to buy back certain of the convertible securities at a
   o   AZL Van Kampen Equity and Income Fund            time and at a price that is unfavorable to the Fund.
   ---------------------------------------------------- ------------------------------------------------------------------

   -----------------------------------------------------------------------------------------------------------------------
   COUNTRY/ REGIONAL RISK

   -----------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------- -------------------------------------------------------------------

                                                        Local events, such as political upheaval, financial
                                                        troubles, or natural disasters, may weaken a country's
                                                        or a region's securities markets.  Because the Fund may
                                                        invest a large portion of its assets in securities of
   o   AZL Schroder International Small Cap Fund        companies located in any one country or region, its
                                                        performance may be hurt disproportionately by the poor
                                                        performance of its investments in that area.
                                                        Country/regional risk is especially high in emerging
                                                        markets.

   --------------------------------------------------- -------------------------------------------------------------------

     CREDIT RISK

   -----------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------- ------------------------------------------------------------------

   o   AZL BlackRock Capital Appreciation Fund          Credit risk is the chance that the issuer of a debt security
   o   AZL Enhanced Bond Index Fund                     will fail to repay interest and principal in a timely manner,
   o   AZL Jennison 20/20 Focus Fund                    reducing the Fund's return. Also, an issuer may suffer adverse
   o   AZL NACM International Fund                      changes in financial condition that could lower the credit
   o   AZL NFJ International Value Fund                 quality and liquidity of a security, leading to greater
   o   AZL OCC Growth Fund                              volatility in the price of the security and the Fund's shares.
   o   AZL OCC Opportunity Fund
   o   AZL Turner Quantitative Small Cap Growth Fund
   o   AZL Van Kampen Equity and Income Fund
   o   AZL Van Kampen Growth and Income Fund
   ---------------------------------------------------- ------------------------------------------------------------------
   ---------------------------------------------------- ------------------------------------------------------------------

                                                         The Fund could lose money if the issuer or the
                                                         guarantor of a fixed income security, or the
   o   AZL PIMCO Fundamental IndexPLUS Total             counterparty to a derivatives contract, repurchase
       Return Fund                                       agreement, or a loan of portfolio securities, is
   o   AZL TargetPLUS Balanced Fund                      unwilling or unable to make payments of principal
   o   AZL TargetPLUS Growth Fund                        and/or interest in a timely manner, or to otherwise
   o   AZL TargetPLUS Moderate Fund                      honor its obligations.  Securities are subject to
   o   PIMCO VIT CommodityRealReturn(TM)                 varying degrees of credit risk, which are often
       Strategy Portfolio                                reflected in their credit ratings.  Those Funds that
   o   PIMCO VIT Total Return Portfolio                  are permitted to invest in municipal bonds are subject
   o   Premier VIT NACM Small Cap Portfolio              to the risk that litigation, legislation, or other
   o   Premier VIT NFJ Dividend Value Portfolio          political events, local business or economic
                                                         conditions, or the bankruptcy of the issuer could have
                                                         a significant effect on an issuer's ability to make
                                                         payments of principal and/or interest.

   ---------------------------------------------------- ------------------------------------------------------------------


--------------------------------------------------------------------------------
                                        25
          The Allianz Variable Insurance Products Fund of Funds Trust
                           Prospectus - April 27, 2009

  ---------------------------------------------------- ------------------------------------------------------------------

   ---------------------------------------------- ----------------------------------------------------------

                                                       Although credit risk is low because the Fund invests
   o   AZL Money Market Fund                           only in high quality obligations, if an issuer fails to
                                                       pay interest or repay principal, the value of the Fund's
                                                       assets could decline.
   ---------------------------------------------- ----------------------------------------------------------


   -----------------------------------------------------------------------------------------------------------------------
   CURRENCY RISK

   -----------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------- ------------------------------------------------------------------

   o   AZL AIM International Equity Fund                Funds that invest in securities that trade in, and receive
   o   AZL Columbia Technology Fund                     revenues in, foreign currencies are subject to the risk that
   o   AZL Davis NY Venture Fund                        those currencies will decline in value relative to the U.S.
   o   AZL Dreyfus Founders Equity Growth Fund          dollar, or, in the case of hedging positions, that the U.S.
   o   AZL First Trust Target Double Play Fund          dollar will decline in value relative to the currency being
   o   AZL Franklin Small Cap Value Fund                hedged.  Currency rates in foreign countries may fluctuate
   o   AZL Jennison 20/20 Focus Fund                    significantly over short periods of time for a number of
   o   AZL NACM International Fund                      reasons, including changes in interest rates, intervention (or
   o   AZL NFJ International Value Fund                 failure to intervene) by the U.S. or foreign governments,
   o   AZL OCC Growth Fund                              central banks, or supranational authorities, such as the
   o   AZL OCC Opportunity Fund                         International Monetary Fund, or by the imposition of currency
   o   AZL Oppenheimer Global Fund                      controls or other political developments in the U.S. or abroad.
   o   AZL Oppenheimer International Growth Fund        As a result, the Fund's investments with exposure to foreign
   o   AZL PIMCO Fundamental IndexPLUS Total Return     currency fluctuations may decline in value (in terms of the U.S.
       Fund                                             dollar) and reduce the returns of the Fund.
   o   AZL Schroder Emerging Markets Equity Fund
   o   AZL Schroder International Small Cap Fund
   o   AZL TargetPLUS Balanced Fund
   o   AZL TargetPLUS Equity Fund
   o   AZL TargetPLUS Growth Fund
   o   AZL TargetPLUS Moderate Fund
   o   AZL Turner Quantitative Small Cap Growth Fund
   o   AZL Van Kampen Comstock Fund
   o   AZL Van Kampen Equity and Income Fund
   o   AZL Van Kampen Global Franchise Fund
   o   AZL Van Kampen Global Real Estate Fund
   o   AZL Van Kampen Growth and Income Fund
   o   AZL Van Kampen Mid Cap Growth Fund
   o   PIMCO VIT CommodityRealReturn(TM) Strategy Portfolio
   o   PIMCO VIT Total Return Portfolio
   o   Premier VIT NACM Small Cap Portfolio
   o   Premier VIT NFJ Dividend Value Portfolio

   ---------------------------------------------------- ------------------------------------------------------------------




--------------------------------------------------------------------------------
                                        26
          The Allianz Variable Insurance Products Fund of Funds Trust
                           Prospectus - April 27, 2009

   -----------------------------------------------------------------------------------------------------------------------
   CYCLICAL OPPORTUNITIES RISK
   -----------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------- ------------------------------------------------------------------

                                                        The Fund may seek to take advantage of changes in the
                                                        business cycle by investing in companies that are
                                                        sensitive to those changes if the Subadviser believes
                                                        they have growth potential. The Fund might sometimes
   o   AZL Oppenheimer Global Fund                      seek to take tactical advantage of short-term market
                                                        movements or events affecting particular issuers or
                                                        industries. There is a risk that if the event does not
                                                        occur as expected, the value of the stock could fall,
                                                        which in turn could depress the Fund's share prices.

   ---------------------------------------------------- ------------------------------------------------------------------
   -----------------------------------------------------------------------------------------------------------------------
   DERIVATIVES RISK

   -----------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------- ------------------------------------------------------------------

   o   AZL AIM International Equity Fund                The AZL PIMCO Fundamental IndexPLUS Total Return Fund, the AZL
   o   AZL BlackRock Capital Appreciation Fund          TargetPLUS Balanced Fund, the AZL TargetPLUS Growth Fund, and
   o   AZL Columbia Small Cap Value Fund                the AZL TargetPLUS Moderate Fund invest in derivatives.  The
   o   AZL Columbia Technology Fund                     other Funds listed may invest in derivatives.  A derivative is a
   o   AZL Enhanced Bond Index Fund                     financial contract whose value depends on, or is derived from,
   o   AZL Jennison 20/20 Focus Fund                    the value of an underlying asset, reference rate, or risk.
   o   AZL International Index Fund                     Funds typically use derivatives as a substitute for taking a
   o   AZL JPMorgan U.S. Equity Fund                    position in the underlying asset and/or as part of a strategy
   o   AZL Mid Cap Index Fund                           designed to reduce exposure to other risks, such as interest
   o   AZL NACM International Fund                      rate or currency risk.  Funds may also use derivatives for
   o   AZL NACM International Growth Fund               leverage, in which case their use would involve leveraging
   o   AZL NFJ International Value Fund                 risk.  Use of derivative instruments involves risks different
   o   AZL OCC Growth Fund                              from, or possibly greater than, the risks associated with
   o   AZL OCC Opportunity Fund                         investing directly in securities and other traditional
   o   AZL Oppenheimer Global Fund                      investments.  Derivatives are subject to a number of other
   o   AZL Oppenheimer International Growth Fund        risks, such as liquidity risk, interest rate risk, market risk,
   o   AZL PIMCO Fundamental IndexPLUS Total Return     credit risk, and management risk.  Derivatives also involve the
       Fund                                             risk of mispricing or improper valuation and the risk that
   o   AZL S&P 500 Index Fund                           changes in the value may not correlate perfectly with the
   o   AZL Schroder Emerging Markets Equity Fund        underlying asset, rate, or index.  Using derivatives may result
   o   AZL Schroder International Small Cap Fund        in losses, possibly in excess of the principal amount invested.
   o   AZL Small Cap Index Fund                         Also, suitable derivative transactions may not be available in
   o   AZL TargetPLUS Balanced Fund                     all circumstances. The counterparty to a derivatives contract
   o   AZL TargetPLUS Growth Fund                       could default.
   o   AZL TargetPLUS Moderate Fund
   o   AZL Turner Quantitative Small Cap Growth Fund
   o   AZL Van Kampen Comstock Fund
   o   AZL Van Kampen Equity and Income Fund
   o   AZL Van Kampen Global Franchise Fund
   o   AZL Van Kampen Growth and Income  Fund
   o   AZL Van Kampen Mid Cap Growth Fund
   o   PIMCO VIT CommodityRealReturn(TM)    Strategy
       Portfolio

   o   PIMCO VIT Total Return Portfolio
   o   Premier VIT NACM Small Cap Portfolio
   o   Premier VIT NFJ Dividend Value Portfolio

   ---------------------------------------------------- ------------------------------------------------------------------


--------------------------------------------------------------------------------
                                        27
          The Allianz Variable Insurance Products Fund of Funds Trust
                           Prospectus - April 27, 2009


   -----------------------------------------------------------------------------------------------------------------------
   DIVIDEND RISK

   -----------------------------------------------------------------------------------------------------------------------
   ----------------------------------------------------- -----------------------------------------------------------------
                                                         There is no guarantee that the issuers of the stocks held by
   o   AZL Dreyfus Founders Equity Growth Fund           the Fund will declare dividends in the future or that if
   o   AZL First Trust Target Double Play Fund           declared, they will either remain at current levels or increase
   o   AZL TargetPLUS Equity Fund                        over time.
   o   AZL Van Kampen Comstock Fund

   ----------------------------------------------------- -----------------------------------------------------------------
   ----------------------------------------------------- -----------------------------------------------------------------

                                                         There is no guarantee that the issuers of the stocks held by the Equity Portfolio will declare dividends in the future or that if declared, they will either remain at current levels or
   o   AZL TargetPLUS Balanced Fund                      increase over time.  Because a significant portion of the
   o   AZL TargetPLUS Growth Fund                        securities held by the Fixed Income Portfolio may have variable
   o   AZL TargetPLUS Moderate Fund                      or floating interest rates, the amounts of its monthly
                                                         distributions to shareholders are expected to vary with
                                                         fluctuations in market interest rates.  Generally, when market interest rates fall, the amount of the distributions to
                                                         shareholders will likewise decrease.

   ----------------------------------------------------- -----------------------------------------------------------------

   -----------------------------------------------------------------------------------------------------------------------
   EMERGING MARKETS RISK

   -----------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------- ------------------------------------------------------------------

   o   AZL AIM International Equity Fund                In addition to the risks described under "Foreign Risk", issuers
   o   AZL Davis NY Venture Fund                        in emerging markets may present greater risk than investing in
   o   AZL Franklin Small Cap Value Fund                foreign issuers generally.  Emerging markets may have less
   o   AZL NACM International Fund                      developed trading markets and exchanges which may make it more
   o   AZL NACM International Growth Fund               difficult to sell securities at an acceptable price and their
   o   AZL NFJ International Value Fund                 prices may be more volatile than securities of companies in more
   o   AZL Oppenheimer Global Fund                      developed markets. Settlements of trades may be subject to
   o   AZL Oppenheimer International Growth  Fund       greater delays so that the Fund may not receive the proceeds of
   o   AZL Schroder International Small Cap Fund        a sale of a security on a timely basis. Emerging countries may
   o   AZL TargetPLUS Balanced Fund                     also have less developed legal and accounting systems and
   o   AZL TargetPLUS Equity Fund                       investments may be subject to greater risks of government
   o   AZL TargetPLUS Growth Fund                       restrictions, nationalization, or confiscation.
   o   AZL TargetPLUS Moderate Fund
   o   AZL Turner Quantitative Small Cap Growth Fund
   o   AZL Van Kampen Comstock Fund
   o   AZL Van Kampen Equity and Income Fund
   o   AZL Van Kampen Global Franchise Fund
   o   AZL Van Kampen Global Real Estate Fund
   o   AZL Van Kampen Growth and Income Fund
   o   AZL Van Kampen Mid Cap Growth Fund
   ---------------------------------------------------- ------------------------------------------------------------------


--------------------------------------------------------------------------------
                                        28
          The Allianz Variable Insurance Products Fund of Funds Trust
                           Prospectus - April 27, 2009

   -----------------------------------------------------------------------------------------------------------------------
   EMERGING MARKETS RISK

   -----------------------------------------------------------------------------------------------------------------------

                                                        Emerging markets may have less developed trading markets
                                                        and exchanges. Emerging countries may have less developed
                                                        legal and accounting systems and investments may be
                                                        subject to greater risks of government restrictions of
                                                        withdrawing the sales proceeds of securities from the
                                                        country. Economies of developing countries may be more
   o   AZL Schroder Emerging Markets Equity             dependent on relatively few industries that may be highly
       Fund                                             vulnerable to local and global changes. Governments may
                                                        be more unstable and present greater risks of
                                                        nationalization or restrictions on foreign ownership of
                                                        stocks of local companies. These investments may be
                                                        substantially more volatile than stocks of issuers in the
                                                        U.S. and other developed countries and may be very
                                                        speculative.
   --------------------------------------------- -----------------------------------------------------------

   ---------------------------------------------------- ------------------------------------------------------------------
   ---------------------------------------------------- ------------------------------------------------------------------

   o   AZL PIMCO Fundamental IndexPLUS Total            Foreign investment risk may be particularly high to
       Return Fund                                      the extent that the Fund invests in emerging market
   o   PIMCO VIT CommodityRealReturnTM Strategy         securities of issuers based in countries with
       Portfolio                                        developing economies.  These securities may present
   o   PIMCO VIT Total Return Portfolio                 market, credit, currency, liquidity, legal, political,
   o   Premier VIT NACM Small Cap Portfolio             and other risks different from, or greater than, the
   o   Premier VIT NFJ Dividend Value Portfolio         risks of investing in developed foreign countries.

   ---------------------------------------------------- ------------------------------------------------------------------

   ETF and Investment Company Risk
   ---------------------------------------------------------------------------------------------------------
   ---------------------------------------------- ----------------------------------------------------------
   o   AZL Schroder Emerging Markets Equity Fund
                                                        The Fund may invest in shares of closed-end investment
                                                        companies (including single country funds) and ETFs.
                                                        Investing in another investment company exposes the Fund
                                                        to all the risks of that investment company and, in
                                                        general, subjects it to a pro rata portion of the other
                                                        investment company's fees and expenses.
   ---------------------------------------------- ----------------------------------------------------------


   ---------------------------------------------------------------------------------------------------------
   Extension Risk
   ---------------------------------------------------------------------------------------------------------
   ---------------------------------------------- ----------------------------------------------------------
   o   AZL Enhanced Bond Index Fund
                                                        When interest rates rise, certain bond obligations will
                                                        be paid in full by the issuer more slowly than
                                                        anticipated, cause the value of the securities to fall.
   ---------------------------------------------- ----------------------------------------------------------


--------------------------------------------------------------------------------
                                        29
          The Allianz Variable Insurance Products Fund of Funds Trust
                           Prospectus - April 27, 2009


   -----------------------------------------------------------------------------------------------------------------------
   FOCUSED INVESTMENT RISK

   -----------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------- ------------------------------------------------------------------

                                                        Focusing investments in a small number of issuers,
                                                        industries, or regions increases risk. Funds that invest
                                                        in a relatively small number of issuers may have more
                                                        risk because changes in the value of a single security
                                                        or the impact of a single economic, political, or
                                                        regulatory occurrence may have a greater impact on the
   o   AZL Jennison 20/20 Focus Fund                    Fund's net asset value. Some of those issuers also may
   o   AZL OCC Growth Fund                              present substantial credit or other risks. The Fund may
   o   AZL Van Kampen Global Franchise Fund             from time to time have greater risk if it invests a
                                                        substantial portion of its assets in companies in
                                                        related industries, such as technology or financial and
                                                        business services, that may share common characteristics
                                                        and are often subject to similar business risks and
                                                        regulatory burdens. The securities of companies in
                                                        similar industries may react similarly to economic,
                                                        market, political, or other developments.
   ---------------------------------------------- ----------------------------------------------------------
   ---------------------------------------------- ----------------------------------------------------------

                                                        The Fund invests in a limited number of securities, and
                                                        the securities selected for the strategies used to
                                                        manage this Fund may be issued by companies concentrated
                                                        in particular industries, including consumer products
                                                        and technology.  Companies within an industry are often
   o   AZL First Trust Target Double Play Fund          faced with the same obstacles, issues or regulatory
   o   AZL TargetPLUS Balanced Fund                     burdens, and their common stock may react similarly and
   o   AZL TargetPLUS Equity Fund                       move in unison to these and other market conditions.  As
   o   AZL TargetPLUS Growth Fund                       a result of these factors, stocks in which the Fund
   o   AZL TargetPLUS Moderate Fund                     invests may be more volatile and subject to greater risk
                                                        of adverse developments that may affect many of the
                                                        companies in which the Fund invests, than a mixture of
                                                        stocks of companies from a wide variety of industries.
                                                        Generally, in the context of the total portfolio, these
                                                        holdings may not be large enough to consider the Fund as
                                                        a whole as concentrated.
   ---------------------------------------------- ----------------------------------------------------------


--------------------------------------------------------------------------------
                                        30
          The Allianz Variable Insurance Products Fund of Funds Trust
                           Prospectus - April 27, 2009



   -----------------------------------------------------------------------------------------------------------------------
   FOREIGN RISK

   -----------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------- ------------------------------------------------------------------

   o   AZL AIM International Equity Fund                Because the Fund invests in securities of foreign issuers, it
   o   AZL Columbia Mid Cap Value Fund                  may be subject to risks not usually associated with owning
   o   AZL Columbia Technology Fund                     securities of U.S. issuers.  These risks include, among others,
   o   AZL Davis NY Venture Fund                        adverse fluctuations in foreign currency values as well as
   o   AZL Dreyfus Founders Equity Growth Fund          adverse political, social and economic developments affecting a
   o   AZL Enhanced Bond Index Fund                     foreign country, including the risk of nationalization,
   o   AZL First Trust Target Double Play Fund          expropriation or confiscatory taxation.  In addition, foreign
   o   AZL Franklin Small Cap Value Fund                investing involves less publicly available information, and more
   o   AZL International Index Fund                     volatile or less liquid securities markets.  Investments in
   o   AZL Jennison 20/20 Focus Fund                    foreign countries could be affected by factors not present in
   o   AZL JPMorgan U.S. Equity Fund                    the U.S., such as restrictions on receiving the investment
   o   AZL NACM International Fund                      proceeds from a foreign country, confiscatory foreign tax laws,
   o   AZL NACM International Growth Fund               and potential difficulties in enforcing contractual
   o   AZL NFJ International Value Fund                 obligations.  Transactions in foreign securities may be subject
   o   AZL OCC Growth Fund                              to less efficient settlement practices, including extended
   o   AZL OCC Opportunity Fund                         clearance and settlement periods.  Foreign accounting may be
   o   AZL Oppenheimer Global Fund                      less revealing than U.S. accounting practices.  Foreign
   o   AZL Oppenheimer International Growth Fund        regulation may be inadequate or irregular.  Owning foreign
   o   AZL PIMCO Fundamental IndexPLUS Total Return     securities could cause the Fund's performance to fluctuate more
       Fund                                             than if it held only U.S. securities.
   o   AZL Schroder Emerging Markets Equity Fund
   o   AZL Schroder International Small Cap Fund
   o   AZL TargetPLUS Balanced Fund
   o   AZL TargetPLUS Equity Fund
   o   AZL TargetPLUS Growth Fund
   o   AZL TargetPLUS Moderate Fund
   o   AZL Turner Quantitative Small Cap Growth Fund
   o   AZL Van Kampen Comstock Fund
   o   AZL Van Kampen Equity and Income Fund
   o   AZL Van Kampen Global Franchise Fund
   o   AZL Van Kampen Global Real Estate Fund
   o   AZL Van Kampen Growth and Income Fund
   o   AZL Van Kampen Mid Cap Growth Fund
   o   PIMCO VIT CommodityRealReturn(TM) Strategy Portfolio
   o   PIMCO VIT Total Return Portfolio
   o   Premier VIT NACM Small Cap Portfolio
   o   Premier VIT NFJ Dividend Value Portfolio

   ---------------------------------------------------- ------------------------------------------------------------------
   ---------------------------------------------------- ------------------------------------------------------------------

                                                       The Fund may invest in obligations of foreign banks and
                                                       other foreign issuers that involve certain risks in
   o   AZL Money Market Fund                           addition to those of domestic issuers, including higher
                                                       transaction costs, less complete financial information,
                                                       political and economic instability, less stringent
                                                       regulatory requirements and less market liquidity.


   -----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                        31
          The Allianz Variable Insurance Products Fund of Funds Trust
                           Prospectus - April 27, 2009



   -----------------------------------------------------------------------------------------------------------------------

   GROWTH STOCKS RISK

   -----------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------- ------------------------------------------------------------------

   o   AZL AIM International Equity Fund                The returns on growth stocks may or may not move in tandem with
   o   AZL BlackRock Capital Appreciation Fund          the returns on other categories of stocks, or the stock market
   o   AZL Columbia Technology Fund                     as a whole. Growth stocks may be particularly susceptible to
   o   AZL Dreyfus Founders Equity Growth Fund          rapid price swings during periods of economic uncertainty or in
   o   AZL Jennison 20/20 Focus Fund                    the event of earnings disappointments. Further, growth stocks
   o   AZL OCC Growth Fund                              typically have little or no dividend income to cushion the
   o   AZL OCC Opportunity Fund                         effect of adverse market conditions. To the extent a growth
   o   AZL Oppenheimer Global Fund                      style of investing emphasizes certain sectors of the market,
   o   AZL Oppenheimer International Growth Fund        such investments will be more sensitive to market, political,
   o   AZL Turner Quantitative Small Cap Growth Fund    regulatory and economic factors affecting those sectors.
   o   AZL Van Kampen Mid Cap Growth Fund
   ---------------------------------------------------- ------------------------------------------------------------------

   -----------------------------------------------------------------------------------------------------------------------
   HEADLINE RISK

   -----------------------------------------------------------------------------------------------------------------------
                                                         The Subadviser seeks to acquire companies with expanding
                                                         earnings at value prices. They may make such investments
                                                         when a company becomes the center of controversy after
                                                         receiving adverse media attention. The company may be
                                                         involved in litigation, the company's financial reports
                                                         or corporate governance may be challenged, the company's
   o   AZL Davis NY Venture Fund                         annual report may disclose a weakness in internal
                                                         controls, investors may question the company's published
                                                         financial reports, greater government regulation may be
                                                         contemplated, or other adverse events may threaten the
                                                         company's future. While the Subadviser researches
                                                         companies subject to such contingencies, it cannot be
                                                         correct every time, and the company's stock may never
                                                         recover.

   -----------------------------------------------------------------------------------------------------------------------
   INCOME RISK

   -----------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------- ------------------------------------------------------------------
   o   AZL Money Market Fund
                                                        Income risk is the chance that falling interest rates will cause
   o   AZL Van Kampen Equity and Income Fund            the Fund's income to decline. Income risk is generally higher for short-term bonds.
   ---------------------------------------------------- ------------------------------------------------------------------

   -----------------------------------------------------------------------------------------------------------------------
   INDEX FUND RISK

   -----------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------- ------------------------------------------------------------------

                                                        The Fund uses an indexing strategy.  It does not attempt
                                                        to manage market volatility, use defensive strategies,
   o   AZL Enhanced Bond Index Fund                     or reduce the effects of any long-term periods of poor
   o   AZL International Index Fund                     stock performance.  The correlation between the
   o   AZL Mid Cap Index Fund                           performance of the Fund and the performance of the index
   o   AZL S&P 500 Index Fund                           may be affected by the Fund's expenses, changes in
   o   AZL Small Cap Stock Index Fund                   securities markets, changes in the composition of the
                                                        index, and the timing of purchases and redemptions of
                                                        Fund shares.





--------------------------------------------------------------------------------
                                        32
          The Allianz Variable Insurance Products Fund of Funds Trust
                           Prospectus - April 27, 2009


   -----------------------------------------------------------------------------------------------------------------------
   INDUSTRY SECTOR RISK

   -----------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------- -------------------------------------------------------------------

                                                       The value of the Fund's shares is particularly vulnerable to risks affecting technology companies and/or companies having investments in technology. The technology sector historically has had greater stock price fluctuation as compared to the general market. By focusing on the technology sector of the stock market rather than a broad spectrum of companies, the Fund's share price will be particularly sensitive to market and economic events that
   o   AZL Columbia Technology Fund                    affect those technology companies. The stock prices of technology
   o   AZL OCC Opportunity Fund                        companies during the past few years have been highly volatile, largely due to the rapid pace of product change and development within this sector. This phenomenon may also result in future stock price volatility. In addition, technologies that are dependent on consumer demand may be more sensitive to changes in consumer spending patterns. Technology companies focusing on the information and telecommunications sectors may also be subject to international, federal and state regulations and may be adversely affected by changes in those regulations.
   --------------------------------------------------- -------------------------------------------------------------------
   --------------------------------------------------- -------------------------------------------------------------------

                                                       At times, the Fund may invest a significant portion of its assets in the securities of companies involved in the financial services sector. By focusing on a particular sector from time to time, the
                                                       Fund carries greater risk of adverse developments in a sector than a fund that always invests in a wide variety of sectors.
                                                       Financial services companies are subject to extensive government
   o   AZL Davis NY Venture Fund                       regulation, which may affect their profitability in many ways,
   o   AZL Franklin Small Cap Value Fund               including by limiting the amount and types of loans and other
   o   AZL Van Kampen Equity and Income Fund           commitments they can make, and the interest rates and fees they can charge. A financial services company's profitability, and therefore its stock price is especially sensitive to interest rate changes throughout the world, as well as the ability of borrowers to repay their loans. Changing regulations, continuing consolidations, and development of new products and structures are all likely to have a significant impact on financial services companies.
   --------------------------------------------------- -------------------------------------------------------------------
   --------------------------------------------------- -------------------------------------------------------------------

                                                       At times, the Fund may increase the relative emphasis of its investments in a particular industry. Stocks of issuers in a
   o   AZL Dreyfus Founders Equity Growth Fund         particular industry are subject to changes in economic
   o   AZL Oppenheimer Global Fund                     conditions, government regulations, availability of basic
   o   AZL Oppenheimer International Growth Fund       resources or supplies, or other events that affect that industry
   o   Premier VIT NACM Small Cap Portfolio            more than others. To the extent that the Fund has greater
   o   Premier VIT NFJ Dividend Value Portfolio        emphasis on investments in a particular industry, its share values may fluctuate in response to events affecting that
                                                       industry.
   --------------------------------------------------- -------------------------------------------------------------------
   --------------------------------------------------- -------------------------------------------------------------------

                                                       Because of its concentration in the financial services industry, the fund will be exposed to a large extent to the risks
                                                       associated with that industry, such as government regulation, the
   o   AZL Money Market Fund                           availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also exposed to losses if borrowers and other counter-parties
                                                       experience financial problems and/or cannot repay their
                                                       obligations.
   --------------------------------------------------- -------------------------------------------------------------------


--------------------------------------------------------------------------------
                                        33
          The Allianz Variable Insurance Products Fund of Funds Trust
                           Prospectus - April 27, 2009



   -----------------------------------------------------------------------------------------------------------------------
   INITIAL PUBLIC OFFERINGS RISK

   -----------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------- -------------------------------------------------------------------

                                                        The Fund may invest in initial public offerings (IPOs).
                                                        By definition, securities issued in IPOs have not traded
                                                        publicly until the time of their offerings. There may be
                                                        only a limited number of shares available for trading,
                                                        the market for those securities may be unseasoned, and
   o   AZL Columbia Technology Fund                     the issuer may have a limited operating history. These
   o   AZL Jennison 20/20 Focus Fund                    factors may contribute to price volatility. The limited
   o   AZL OCC Opportunity Fund                         number of shares available for trading in some IPOs may
   o   AZL Schroder Emerging Markets Equity             also make it more difficult for the Fund to buy or sell
       Fund                                             significant amounts of shares without an unfavorable
   o   AZL Turner Quantitative Small Cap                impact on prevailing prices. In addition, some companies
       Growth Fund                                      initially offering their shares publicly are involved in
   o   Premier VIT NACM Small Cap Portfolio             relatively new industries or lines of business, which may
                                                        not be widely understood by investors. Some of the
                                                        companies involved in new industries may be regarded as
                                                        developmental stage companies, without revenues or
                                                        operating income, or the near-term prospects of them.
                                                        Many IPOs are by small- or micro-cap companies that are
                                                        undercapitalized.

   -----------------------------------------------------------------------------------------------------------------------
   INTEREST RATE RISK

   -----------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------- ------------------------------------------------------------------


   o   AZL AIM International Equity Fund                Interest rate risk is the chance that the value of the
   o   AZL Enhanced Bond Index Fund                     bonds the Fund holds will decline due to rising interest
   o   AZL Jennison 20/20 Focus Fund                    rates. When interest rates rise, the price of most bonds
   o   AZL Oppenheimer International Growth Fund        goes down. The price of a bond is also affected by its
   o   AZL Turner Quantitative Small Cap Growth         maturity. Bonds with longer maturities generally have
       Fund                                             greater sensitivity to changes in interest rates.
   o   AZL Van Kampen Growth and Income Fund
   o   Premier VIT NFJ Dividend Value Portfolio


   ---------------------------------------------------- ------------------------------------------------------------------
   ---------------------------------------------------- ------------------------------------------------------------------

                                                        This is the risk that changes in nominal interest
                                                        rates, which consist of a real interest rate and the
                                                        expected rate of inflation, will affect the value of
                                                        the Fund's investments in income-producing or debt
   o   AZL Money Market Fund                            securities.  Although the value of money market
                                                        investments is less sensitive to interest rate risk
                                                        than longer-term securities, increases in nominal
                                                        interest rates may cause the value of the Fund's
                                                        investments to decline.
   ------------------------------------------------ --------------------------------------------------------
   ------------------------------------------------ --------------------------------------------------------
                                                       As nominal interest rates rise, the value of fixed
                                                       income securities held by a Fund is likely to
                                                       decrease.  Securities with longer durations tend to be
   o   AZL PIMCO Fundamental IndexPLUS Total           more sensitive to changes in interest rates, usually
       Return Fund                                     making them more volatile than securities with shorter
   o   AZL TargetPLUS Balanced Fund                    durations.  A nominal interest rate can be described
   o   AZL TargetPLUS Growth Fund                      as the sum of a real interest rate and an expected
   o   AZL TargetPLUS Moderate Fund                    inflation rate.  Inflation-indexed securities,
   o   PIMCO VIT CommodityRealRetur(TM)Strategy        including Treasury Inflation-Protected Securities
       Portfolio                                       ("TIPS"), decline in value when real interest rates
   o   PIMCO VIT Total Return Portfolio                rise.  In certain interest rate environments, such as
                                                       when real interest rates are rising faster than
                                                       nominal interest rates, inflation-indexed securities
                                                       may experience greater losses than other fixed income
                                                       securities with similar durations.


--------------------------------------------------------------------------------
                                        34
          The Allianz Variable Insurance Products Fund of Funds Trust
                           Prospectus - April 27, 2009



--------------------------------------------------------------------------------------------------------------------------
   INVESTMENT STRATEGY RISK

   -----------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------- ------------------------------------------------------------------
                                                      Investment strategy risk is the chance that Subadviser's
                                                      strategies for selecting securities for the Fund's
                                                      portfolio will cause the Fund to underperform other
                                                      funds with similar investment objectives.  One of the
                                                      Fund's principal investment strategies involves
                                                      selecting common stocks of companies that have
                                                      experienced certain rate of growth in return on assets
                                                      and a lower, but positive price-to-book ratio.  There
   o   AZL First Trust Target Double Play Fund        can be no assurance that the companies whose stocks are
                                                      selected for the Fund's portfolio using this strategy
                                                      will continue to experience continued growth in return
                                                      on assets.  The other principal investment strategy
                                                      involves ranking and selecting stocks based on their
                                                      prospective price performance.  There can be no
                                                      assurance that the companies whose stocks are selected
                                                      for the Fund's portfolio using this strategy will
                                                      actually perform better than other stocks.
   ---------------------------------------------- ----------------------------------------------------------
   ---------------------------------------------- ----------------------------------------------------------
                                                      Certain strategies involve selecting common stocks that
                                                      have high dividend yields relative to other common
                                                      stocks comprising an index.  The dividend yields of such
                                                      stocks may be high relative to such other stocks because
                                                      the share price of the stock has declined relative to
                                                      such other stocks.  The stocks selected may be out of
                                                      favor with investors because the issuer is experiencing
                                                      financial difficulty, has had or forecasts weak earnings
                                                      performance, has been subject to negative publicity, or
                                                      has experienced other unfavorable developments relating
                                                      to its business.  There can be no assurance that the
                                                      negative factors that have caused the issuer's stock
                                                      price to have declined relative to other stocks will not
                                                      cause further decreases in the issuer's stock price, or
                                                      that the dividend paid on the stock will be maintained.
   o   AZL TargetPLUS Balanced Fund
   o   AZL TargetPLUS Equity Fund                     Certain strategies involve selecting common stocks of
   o   AZL TargetPLUS Growth Fund                     issuers that have experienced certain rates of growth in
   o   AZL TargetPLUS Moderate Fund                   sales and stocks that have experienced recent price
                                                      appreciation.  There can be no assurance that the
                                                      issuers whose stocks are selected will continue to
                                                      experience growth in sales, or that the issuer's
                                                      operations will result in positive earnings even if
                                                      sales continue to grow.  There further can be no
                                                      assurance that the prices of such issuers' stocks will
                                                      not decline.

                                                      Value Line's Timeliness(TM) rankings reflect Value Line's
                                                      views as to the prospective price performance of the #1
                                                      ranked stocks relative to other stocks ranked by Value
                                                      Line(R).  There is no assurance that the #1 ranked stocks
                                                      will actually perform better than other stocks and, as a
                                                      result, the Fund may underperform other similar
                                                      investments.


--------------------------------------------------------------------------------
                                        35
          The Allianz Variable Insurance Products Fund of Funds Trust
                           Prospectus - April 27, 2009



 -----------------------------------------------------------------------------------------------------------------------
   ISSUER RISK

   -----------------------------------------------------------------------------------------------------------------------
   o   All of the Funds                             The value of a security may decline for a number of
                                                    reasons that directly relate to the issuer, such as
                                                    management performance, financial leverage, and reduced
                                                    demand for the issuer's products or services.

   ---------------------------------------------------------------------------------------------------------
   Leveraging Risk
   ---------------------------------------------------------------------------------------------------------
   ------------------------------------------------ --------------------------------------------------------
   o   AZL NFJ International Value Fund             Certain transactions may give rise to a form of
                                                    leverage.  Such transactions may include, among
                                                    others, reverse repurchase agreements, loans of
   o   AZL OCC Growth Fund                          portfolio securities, and the use of when-issued,
   o   AZL PIMCO Fundamental IndexPLUS Total        delayed delivery, or forward commitment transaction.
       Return Fund                                  The use of derivatives may also create leveraging
   o   AZL TargetPLUS Balanced Fund                 risk.  To mitigate leveraging risk, the Fund will
   o   AZL TargetPLUS Growth Fund                   segregate or "earmark" liquid assets or otherwise
   o   AZL TargetPLUS Moderate Fund                 cover transactions that may give rise to such risk.
   o   PIMCO VIT CommodityRealReturn(TM) Strategy   The use of leverage may cause a Fund to liquidate
       Portfolio                                    portfolio positions when it may not be advantageous to
   o   PIMCO VIT Total Return Portfolio             do so to satisfy its obligations or to meet
   o   Premier VIT NACM Small Cap Portfolio         segregation requirements.  In addition, leverage,
   o   Premier VIT NFJ Dividend Value Portfolio     including borrowing, may exaggerate the effect of any
                                                    increase or decrease in the value of a Fund's
                                                    portfolio securities.

   -----------------------------------------------------------------------------------------------------------------------
   LICENSE TERMINATION RISK
   -----------------------------------------------------------------------------------------------------------------------

                                                    The Fund relies on third party license(s) that permit
                                                    the use of the intellectual property of such parties in
   o   AZL First Trust Target Double Play Fund      connection with the name of the Fund and/or the
   o   AZL S&P 500 Index Fund                       investment strategies of the Fund.  Such license(s) may
   o   AZL Small Cap Stock Index Fund               be terminated by the licensors, and as a result, the
   o   AZL TargetPLUS Balanced Fund                 Fund may lose its ability to use the licensed name as a
   o   AZL TargetPLUS Equity Fund                   part of the name of the Fund or to receive data from the
   o   AZL TargetPLUS Growth Fund                   third party as it relates to the investment strategy.
   o   AZL TargetPLUS Moderate Fund                 Accordingly, in the event a license is terminated, the
                                                    Fund may have to change its name or investment
                                                    strategy(ies).

   ---------------------------------------------------------------------------------------------------------
   Limited Management Risk
   ---------------------------------------------------------------------------------------------------------
   o   AZL First Trust Target Double Play Fund
                                                    The Fund's strategy of investing in companies according
                                                    to criteria determined on or about the last business day
                                                    before each Stock Selection Date prevents the Fund from
   o   AZL TargetPLUS Balanced Fund (Equity         responding to market fluctuations, or changes in the
       Portfolio)                                   financial condition or business prospects of the
   o   AZL TargetPLUS Equity Fund                   selected companies, between Stock Selection Dates.  As
   o   AZL TargetPLUS Growth Fund (Equity           compared to other funds, this could subject the Fund to
       Portfolio)                                   more risk if one of the selected stocks declines in
   o   AZL TargetPLUS Moderate Fund (Equity         price or if certain sectors of the market, or the United
       Portfolio)                                   States economy, experience downturns.  The investment
                                                    strategy may also prevent the Fund from taking advantage
                                                    of opportunities available to other funds.

   ---------------------------------------------------- ------------------------------------------------------------------

--------------------------------------------------------------------------------
                                        36
          The Allianz Variable Insurance Products Fund of Funds Trust
                           Prospectus - April 27, 2009


   -----------------------------------------------------------------------------------------------------------------------
   LIQUIDITY RISK

   -----------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------- ------------------------------------------------------------------

   o   AZL Columbia Technology Fund                     Liquidity risk exists when particular investments are difficult
   o   AZL Franklin Small Cap Value Fund                to purchase or sell.  Investments in illiquid securities may
   o   AZL Jennison 20/20 Focus Fund                    reduce the returns of the Fund because it may be unable to sell
   o   AZL NACM International Fund                      the illiquid securities at an advantageous time or price.
   o   AZL NFJ International Value Fund                 Restricted securities may be subject to liquidity risk because
   o   AZL OCC Growth Fund                              they may have terms that limit their resale to other investors
   o   AZL OCC Opportunity Fund                         or may require registration under applicable securities laws
   o   AZL Oppenheimer International Growth Fund        before they may be sold publicly.  Funds with principal
   o   AZL PIMCO Fundamental IndexPLUS Total Return     investment strategies that involve restricted securities,
       Fund                                             foreign securities, derivatives, companies with small market
   o   AZL Schroder Emerging Markets Equity Fund        capitalization or securities with substantial market and/or
   o   AZL Schroder International Small Cap Fund        credit risk tend to have the greatest exposure to liquidity risk.
   o   AZL TargetPLUS Balanced Fund
   o   AZL TargetPLUS Growth Fund
   o   AZL TargetPLUS Moderate Fund
   o   AZL Turner Quantitative Small Cap Growth Fund
   o   AZL Van Kampen Comstock Fund
   o   PIMCO VIT CommodityRealReturn(TM)    Strategy
       Portfolio

   o   PIMCO VIT Total Return Portfolio
   o   Premier VIT NACM Small Cap Portfolio
   o   Premier VIT NFJ Dividend Value Portfolio

   ---------------------------------------------------- ------------------------------------------------------------------
   ---------------------------------------------------- ------------------------------------------------------------------

                                                         The Fund may purchase variable and floating rate
   o   AZL Money Market Fund                             instruments. The absence of an active market for these
                                                         securities could make it difficult for the Fund to
                                                         dispose of them if the issuer defaults.

--------------------------------------------------------------------------------
                                        37
          The Allianz Variable Insurance Products Fund of Funds Trust
                           Prospectus - April 27, 2009


   -----------------------------------------------------------------------------------------------------------------------
   MARKET RISK

   -----------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------- -------------------------------------------------------------------

                                                         The market price of securities owned by the Fund may go
                                                         up or down, sometimes rapidly and unpredictably.
                                                         Securities may decline in value due to factors affecting
                                                         securities markets generally or particular industries
                                                         represented in the securities markets.  The value of a
                                                         security may decline due to general market conditions
                                                         that are not specifically related to a particular
                                                         company, such as real or perceived adverse economic
                                                         conditions, changes in the general outlook for corporate
                                                         earnings, changes in interest or currency rates, or
                                                         adverse investor sentiment.  They may also decline due to
                                                         factors that affect a particular industry or industries,
   o   All of the Funds                                  such as labor shortages or increased production costs and
                                                         competitive conditions within an industry.  During a
                                                         general downturn in the securities markets, multiple
                                                         asset classes may decline in value simultaneously.  The
                                                         value of the Fund's portfolio may fluctuate to a greater
                                                         or lesser degree than fluctuations of the general stock
                                                         market.  For those Funds that invest in stocks of foreign
                                                         companies, the value of the Fund's portfolio will be
                                                         affected by changes in foreign stock markets and the
                                                         special economic and other factors that might primarily
                                                         affect stock markets in particular foreign countries and
                                                         regions.  Equity securities generally have greater price
                                                         volatility than fixed income securities.

   --------------------------------------------------------------------------------
                                        38
          The Allianz Variable Insurance Products Fund of Funds Trust
                           Prospectus - April 27, 2009



-----------------------------------------------------------------------------------------------------------------------
   MORTGAGE-RELATED AND OTHER ASSET-BACKED RISK

   -----------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------- ------------------------------------------------------------------

                                                        The Fund may invest in a variety of mortgage-related
                                                        and other asset-backed securities, which are subject
                                                        to certain additional risks.  Generally, rising
                                                        interest rates tend to extend the duration of fixed
                                                        rate mortgage-related securities, making them more
                                                        sensitive to changes in interest rates.  As a result,
                                                        in a period of rising interest rates, a Fund that
                                                        holds mortgage-related securities may exhibit
                                                        additional volatility.  This is known as extension
                                                        risk.  In addition, adjustable and fixed rate
                                                        mortgage-related securities are subject to prepayment
                                                        risk.  When interest rates decline, borrowers may pay
                                                        off their mortgages sooner than expected.  This can
                                                        reduce the returns of a Fund because the Fund will
   o   AZL Enhanced Bond Index Fund                     have to reinvest that money at the lower prevailing
   o   AZL PIMCO Fundamental IndexPLUS Total            interest rates.  If a Fund purchases mortgage-backed
       Return Fund                                      or asset-backed securities that are subordinated to
   o   AZL TargetPLUS Balanced Fund                     other interests in the same mortgage pool, the Fund
   o   AZL TargetPLUS Growth Fund                       may receive payments only after the pool's obligations
   o   AZL TargetPLUS Moderate Fund                     to other investors have been satisfied.  An
   o   AZL Van Kampen Equity and Income Fund            unexpectedly high rate of defaults on the mortgages
   o   AZL Van Kampen Comstock Fund                     held by a mortgage pool may limit substantially the
   o   PIMCO VIT CommodityRealReturn(TM) Strategy       pool's ability to make payments of principal or
       Portfolio                                        interest to the Fund as a holder of such subordinated
   o   PIMCO VIT Total Return Portfolio                 securities, reducing the values of those securities or
                                                        in some cases rendering them worthless.  The risk of
                                                        such defaults is generally higher in the case of
                                                        mortgage pools that include so-called "subprime"
                                                        mortgages.  An unexpectedly high or low rate of
                                                        prepayments on a pool's underlying mortgages may have
                                                        a similar effect on subordinated securities.  A
                                                        mortgage pool may issue securities subject to various
                                                        levels of subordination.  The risk of non-payment
                                                        affects securities at each level, although the risk is
                                                        greater in the case of more highly subordinated
                                                        securities.  A Fund's investments in other
                                                        asset-backed securities are subject to risks similar
                                                        to those associated with mortgage-related securities,
                                                        as well as additional risks associated with the nature
                                                        of the assets and the servicing of those assets.
   ------------------------------------------------ --------------------------------------------------------

   -----------------------------------------------------------------------------------------------------------------------
   NON-DIVERSIFICATION RISK

   -----------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------- ------------------------------------------------------------------

                                                        The Fund is non-diversified.  This means that the
                                                        percentage of its assets invested in any single issuer
                                                        is not limited by the Investment Company Act of 1940
   o   AZL First Trust Target Double Play Fund          (the "1940 Act").  When the Fund's assets are invested
   o   AZL Van Kampen Global Franchise Fund             in the securities of a limited number of issuers or it
   o   AZL Van Kampen Global Real Estate Fund           holds a large portion of its assets in a few issuers,
                                                        the value of its shares will be more susceptible to any
                                                        single economic, political or regulatory event affecting
                                                        those issuers or their securities than shares of a
                                                        diversified fund.



   --------------------------------------------------------------------------------
                                        39
          The Allianz Variable Insurance Products Fund of Funds Trust
                           Prospectus - April 27, 2009


   -----------------------------------------------------------------------------------------------------------------------
    Portfolio Turnover
   ---------------------------------------------------------------------------------------------------------

   o   AZL Columbia Technology Fund                     The Fund may actively and frequently trade its portfolio
   o   AZL Dreyfus Founders Equity Growth Fund          securities. High portfolio turnover (100% or more)
   o   AZL Enhanced Bond Index Fund                     results in higher transaction costs and can adversely
   o   AZL First Trust Target Double Play Fund          affect the Fund's performance.
   o   AZL Jennison 20/20 Focus Fund
   o   AZL NACM International Fund
   o   AZL NACM International Growth Fund
   o   AZL NFJ International Value Fund
   o   AZL OCC Growth Fund
   o   AZL OCC Opportunity Fund
   o   AZL PIMCO Fundamental IndexPLUS Total
       Return Fund
   o   AZL Schroder Emerging Markets Equity Fund
   o   AZL TargetPLUS Balanced Fund
   o   AZL TargetPLUS Equity Fund
   o   AZL TargetPLUS Growth Fund
   o   AZL TargetPLUS Moderate Fund
   o   AZL Turner Quantitative Small Cap Growth
       Fund

   ---------------------------------------------------------------------------------------------------------
   Prepayment Risk
   ---------------------------------------------------------------------------------------------------------
   ---------------------------------------------- ----------------------------------------------------------
   o   AZL Enhanced Bond Index Fund
                                                      If interest rates fall, it is possible that issuers of
                                                      callable securities held by the Fund will call or prepay
                                                      their securities before their maturity dates. In this
                                                      event, the proceeds from the called securities would
   o   AZL Van Kampen Equity and Income Fund          most likely be reinvested by the Fund in securities
                                                      bearing the new, lower interest rates, resulting in a
                                                      possible decline in the Fund's income and distributions
                                                      to shareholders and termination of any conversion option
                                                      on convertible securities.
   ---------------------------------------------- ----------------------------------------------------------

   Real Estate Investments Risk
    ---------------------------------------------- ----------------------------------------------------------

   o   AZL AIM International Equity Fund               The performance of real estate investments (REITs)
   o   AZL Columbia Mid Cap Value Fund                 depends on the strength of real estate markets, REIT
   o   AZL Franklin Small Cap Value Fund               management and property management which can be affected
   o   AZL Jennison 20/20 Focus Fund                   by many factors, including national and regional
   o   AZL JPMorgan U.S. Equity Fund                   economic conditions.
   o   AZL OCC Opportunity Fund
   o   AZL OCC Growth Fund
   o   AZL S&P 500 Index Fund
   o   AZL Schroder International Small Cap Fund
   o   AZL Small Cap Stock Index Fund
   o   AZL Van Kampen Comstock Fund
   o   AZL Van Kampen Equity and Income Fund
   o   AZL Van Kampen Growth and Income Fund
   o   AZL Van Kampen Mid Cap Growth Fund
   ---------------------------------------------- --------------------------------------------------------

   --------------------------------------------------------------------------------
                                        40
          The Allianz Variable Insurance Products Fund of Funds Trust
                           Prospectus - April 27, 2009

---------------------------------------------- ----------------------------------------------------------

   Real Estate Investments Risk
 ----------------------------------------------- ----------------------------------------------------------

                                                        Because of the Fund's policy of concentrating its
                                                        investments in securities of companies operating in the
                                                        real estate industry, the Fund is more susceptible to the
                                                        risks of investing in real estate directly. Real estate
                                                        is a cyclical business, highly sensitive to general and
                                                        local economic developments and characterized by intense
                                                        competition and periodic overbuilding. Real estate income
                                                        and values may also be greatly affected by demographic
                                                        trends, such as population shifts or changing tastes and
                                                        values. Government actions, such as tax increases, zoning
                                                        law changes or environmental regulations, may also have a
                                                        major impact on real estate. Changing interest rates and
   o   AZL Van Kampen Global Real Estate Fund           credit quality requirements will also affect the cash
                                                        flow of real estate companies and their ability to meet
                                                        capital needs. Investing in companies operating in the
                                                        real estate industry also exposes investors to the way in
                                                        which these real estate companies are organized and
                                                        operated. In addition to investing directly in real
                                                        estate, these companies may engage directly in real
                                                        estate management or development activities. Operating
                                                        these companies requires specialized management skills
                                                        and the Fund indirectly bears the management expenses of
                                                        these companies along with the direct expenses of the
                                                        Fund. Individual real estate companies may own a limited
                                                        number of properties and may concentrate in a particular
                                                        region or property type.
   --------------------------------------------- -----------------------------------------------------------

   ---------------------------------------------------------------------------------------------------------
   Security Quality Risk (also known as "High Yield Risk")
   ---------------------------------------------------------------------------------------------------------
   ------------------------------------------------ --------------------------------------------------------
   o   AZL Oppenheimer International Growth Fund
                                                         The Fund may invest in high yield, high risk debt
                                                         securities and unrated securities of similar credit
                                                         quality (commonly known as "junk bonds") may be
                                                         subject to greater levels of credit and liquidity risk
   o   AZL PIMCO Fundamental IndexPLUS Total             than funds that do not invest in such securities.
       Return Fund                                       These securities are considered predominately
   o   AZL TargetPLUS Balanced Fund                      speculative with respect to the issuer's continuing
   o   AZL TargetPLUS Growth Fund                        ability to make principal and interest payments.  An
   o   AZL TargetPLUS Moderate Fund                      economic downturn or period of rising interest rates
   o   PIMCO VIT CommodityRealReturn(TM) Strategy        could adversely affect the market for these securities
       Portfolio                                         and reduce the Fund's ability to sell these securities
   o   PIMCO VIT Total Return Portfolio                  (liquidity risk).  If the issuer of a security is in
                                                         default with respect to interest or principal
                                                         payments, the Fund may lose the value of its entire
                                                         investment.


 --------------------------------------------------------------------------------
                                        41
          The Allianz Variable Insurance Products Fund of Funds Trust
                           Prospectus - April 27, 2009

   -----------------------------------------------------------------------------------------------------------------------
   SELECTION RISK (ALSO KNOWN AS "MANAGEMENT RISK")

   -----------------------------------------------------------------------------------------------------------------------

   o   AZL AIM International Equity Fund                  The Fund is an actively managed investment portfolio.  The
   o   AZL BlackRock Capital Appreciation Fund            portfolio manager(s) make investment decisions for the Fund's
   o   AZL Columbia Mid Cap Value Fund                    assets. However, there can be no guarantee they will produce the
   o   AZL Columbia Small Cap Value Fund                  desired results and poor security selection may cause the Fund
   o   AZL Columbia Technology Fund                       to underperform its benchmark index or other funds with similar
   o   AZL Davis NY Venture Fund                          investment objectives.
   o   AZL Dreyfus Founders Equity Growth Fund
   o   AZL Franklin Small Cap Value Fund
   o   AZL Jennison 20/20 Focus Fund
   o   AZL JPMorgan U.S. Equity Fund
   o   AZL NACM International Fund
   o   AZL NACM International Growth Fund
   o   AZL NFJ International Value Fund
   o   AZL Money Market Fund
   o   AZL OCC Growth Fund
   o   AZL OCC Opportunity Fund
   o   AZL Oppenheimer Global Fund
   o   AZL Oppenheimer International Growth Fund
   o   AZL Oppenheimer Main Street Fund
   o   AZL PIMCO Fundamental IndexPLUS Total Return
       Fund
   o   AZL Schroder Emerging Markets Equity Fund
   o   AZL Schroder International Small Cap Fund
   o   AZL TargetPLUS Balanced Fund
   o   AZL TargetPLUS Growth Fund
   o   AZL TargetPLUS Moderate Fund
   o   AZL Turner Quantitative Small Cap Growth Fund
   o   AZL Van Kampen Comstock Fund
   o   AZL Van Kampen Equity and Income Fund
   o   AZL Van Kampen Global Franchise Fund
   o   AZL Van Kampen Global Real Estate Fund
   o   AZL Van Kampen Growth and Income Fund
   o   AZL Van Kampen Mid Cap Growth Fund
   o   PIMCO VIT CommodityRealReturn(TM)    Strategy
       Portfolio
   o   PIMCO VIT Total Return Portfolio

   ---------------------------------------------------- ------------------------------------------------------------------


 --------------------------------------------------------------------------------
                                        42
          The Allianz Variable Insurance Products Fund of Funds Trust
                           Prospectus - April 27, 2009


   -----------------------------------------------------------------------------------------------------------------------
   SHORT SALE RISK

   -----------------------------------------------------------------------------------------------------------------------
   ---------------------------------------------------- ------------------------------------------------------------------
     ------------------------------------------------ --------------------------------------------------------

                                                       Short sales are subject to special risks.  A short
                                                       sale involves the sale by the Fund of a security that
                                                       it does not own with the hope of purchasing the same
                                                       security at a later date at a lower price.  Certain of
                                                       the Funds may also enter into short derivatives
   o   AZL PIMCO Fundamental IndexPLUS Total           positions through futures contracts or swap
       Return Fund                                     agreements.  If the price of the security or
   o   AZL TargetPLUS Balanced Fund                    derivative has increased during this time, then the
   o   AZL TargetPLUS Growth Fund                      Fund will incur a loss equal to the increase in price
   o   AZL TargetPLUS Moderate Fund                    from the time that the short sale was entered into
   o   PIMCO VIT CommodityRealReturn(TM) Strategy      plus any premiums and interest paid to the third
       Portfolio                                       party.  Therefore, short sales involve the risk that
   o   PIMCO VIT Total Return Portfolio                losses may be exaggerated, potentially resulting in
                                                       the loss of more money than the actual cost of the
                                                       investment.  Short sales "against the box" give up the
                                                       opportunity for capital appreciation in the security.
                                                       Also, there is the risk that the third party to the
                                                       short sale may fail to honor its contract terms,
                                                       causing a loss to the Fund.
   ------------------------------------------------ --------------------------------------------------------

   ---------------------------------------------------------------------------------------------------------
   Special Situations Risk
   ---------------------------------------------------------------------------------------------------------
   ---------------------------------------------- ----------------------------------------------------------
   o   AZL Oppenheimer Global Fund
                                                       Periodically, the Fund might use aggressive investment
                                                       techniques. These might include seeking to benefit from
                                                       what the Subadviser perceives to be "special
                                                       situations", such as mergers, reorganizations,
                                                       restructurings or other unusual events expected to
                                                       affect a particular issuer. However, there is a risk
                                                       that the change or event might not occur, which could
                                                       have a negative impact on the price of the issuer's
                                                       securities. The Fund's investment might not produce the
                                                       expected gains or could incur a loss for the portfolio.
   ---------------------------------------------- ----------------------------------------------------------

   ---------------------------------------------------------------------------------------------------------
   Strategy Selection Risk
   ---------------------------------------------------------------------------------------------------------
   ---------------------------------------------- ----------------------------------------------------------
   o   AZL TargetPLUS Balanced Fund
                                                       The risk that the Manager could allocate assets in a
                                                       manner that will cause the Funds to underperform other
                                                       funds with similar investment objectives.  The Manager
                                                       may have a potential conflict of interest in allocating
                                                       Fixed Income Portfolio assets between the Diversified
   o   AZL TargetPLUS Growth Fund                      Income Strategy and the Total Return Strategy because
   o   AZL TargetPLUS Moderate Fund                    the  subadvisory fee rate it pays to the Subadviser are
                                                       different for the two strategies. However, the Manager
                                                       is a fiduciary to the Funds and is legally obligated to
                                                       act in their best interests when selecting strategies,
                                                       without taking fees into consideration.
   ---------------------------------------------- ----------------------------------------------------------



 --------------------------------------------------------------------------------
                                        43
          The Allianz Variable Insurance Products Fund of Funds Trust
                           Prospectus - April 27, 2009

   -----------------------------------------------------------------------------------------------------------------------
   Subsidiary Risk
   ------------------------------------------------ --------------------------------------------------------
   o   PIMCO VIT CommodityRealRetur(TM) Strategy
       Portfolio                                        By investing in a wholly-owned subsidiary, the
                                                        portfolio is indirectly exposed to the risks
                                                        associated with the subsidiary's investments.  The
                                                        derivatives and other investment held by the
                                                        subsidiary are generally similar to those that are
                                                        permitted to be held by the portfolio and are subject
                                                        to the same risks that apply to similar investments if
                                                        held directly by the portfolio.  There can be no
                                                        assurance that the investment objective of the
                                                        subsidiary will be achieved.  The subsidiary is not
                                                        registered under the 1940 Act and is generally not
                                                        subject to all the investor protections of the 1940
                                                        Act.  In additional, changes in the laws of the United
                                                        States and/or the Cayman Islands, under whose laws the
                                                        subsidiary is organized, could result in the inability
                                                        of the portfolio and/or the subsidiary to operate as
                                                        planned and could adversely affect the portfolio.
   ------------------------------------------------ --------------------------------------------------------


   ---------------------------------------------------------------------------------------------------------
   Tax Risk
   ---------------------------------------------------------------------------------------------------------
   ------------------------------------------------ --------------------------------------------------------
   o   PIMCO VIT CommodityRealRetur(TM) Strategy
       Portfolio                                       The portfolio gains exposure to the commodities
                                                       markets through investments in commodity-linked
                                                       derivative instruments, including commodity
                                                       index-linked notes, swap agreement, commodity options,
                                                       futures, and option of futures.  The portfolio may
                                                       also gain exposure indirectly to commodity markets by
                                                       investing in a wholly-owned subsidiary, which invests
                                                       primarily in commodity-linked derivative instruments.
                                                       In order for the portfolio to qualify as a regulated
                                                       investment company under Subchapter M of the Internal
                                                       Revenue Code of 1986, as amended (the "Code"), the
                                                       portfolio must derive at least 90% of its gross income
                                                       each taxable year from certain qualifying sources of
                                                       income.  The Internal Revenue Service (the "IRS")
                                                       issued a revenue ruling which holds that income
                                                       derived from commodity index-linked swaps is not
                                                       qualifying income under Subchapter M of the Code.
                                                       However, the IRS has issued a private letter ruling to
                                                       the portfolio in which the IRS specifically concluded
                                                       that income from certain commodity index-linked notes
                                                       is qualifying income.  In addition, the IRS has also
                                                       issued another private letter ruling to the portfolio
                                                       in which the IRS specifically concluded that income
                                                       derived from the portfolio's investment in its
                                                       subsidiary will also constitute qualifying income to
                                                       the portfolio.  Based on such rulings, the portfolio
                                                       will seek to gain exposure to the commodity markets
                                                       primarily through investments in commodity
                                                       index-linked notes and through investments in its
                                                       subsidiary.  The use of commodity index-linked notes
                                                       and investments in the subsidiary involve specific
                                                       risks.
 --------------------------------------------------------------------------------
                                        44
          The Allianz Variable Insurance Products Fund of Funds Trust
                           Prospectus - April 27, 2009


      VALUE STOCKS RISK

  -----------------------------------------------------------------------------------------------------------------------
   --------------------------------------------------- ------------------------------------------------------------------

   o   AZL Columbia Mid Cap Value Fund                 The value style of investing emphasizes stocks of undervalued
   o   AZL Columbia Small Cap Value Fund               companies whose characteristics may lead to improved valuations.
   o   AZL Franklin Small Cap Value Fund               These stocks may remain undervalued because value stocks, as a
   o   AZL Jennison 20/20 Focus Fund                   category, may lose favor with investors compared to other
   o   AZL JPMorgan U.S. Equity Fund                   categories of stocks or because the valuations of these stocks do
   o   AZL Van Kampen Comstock Fund                    not improve in response to changing market or economic conditions.
   o   AZL Van Kampen Equity and Income Fund
   o   AZL Van Kampen Global Franchise Fund
   o   Premier VIT NACM Small Cap Portfolio
   o   Premier VIT NFJ Dividend Value Portfolio
   --------------------------------------------------- -------------------------------------------------------------------

MANAGEMENT

Each Fund pays a monthly management fee to the Manager based on a stated percentage of the Fund's average daily net asset value. The Manager and the Funds have entered into a written agreement contract limiting operating expenses (excluding certain Fund expenses including, but not limited to, any taxes, interest, brokerage fees or extraordinary expenses) through April 30, 2010.

--------------------------------------------------------------------------------
THE MANAGER

MANAGEMENT OF THE FUNDS. Allianz Investment Management LLC serves as the Manager for the Funds. The Manager's address is 5701 Golden Hills Drive, Minneapolis, Minnesota 55416. The Manager was formerly known as Allianz Life Advisers, LLC.

The Manager performs an analysis of possible investments for the Fusion Funds and selects the Fusion Funds' investments. The Manager is assisted in this process by Morningstar Associates, LLC ("Morningstar"), which serves as consultant to the Manager pursuant to an agreement between the Manager and Morningstar. For the Fusion Funds, the Index Strategy Funds, and the AZL Allianz Global Investors Select Fund, the Manager maintains the list of underlying funds, and reviews and adjusts, in its discretion, the allocations of assets to the underlying funds. As of December 31, 2008, the Manager had aggregate assets under management of $___ billion.

Jeffrey W. Kletti is the portfolio manager of the Funds. Mr. Kletti is a Chartered Financial Analyst and joined Allianz Life Insurance Company of North America (Allianz Life), the parent of the Manager, in 2000. Mr. Kletti served as senior vice president of the Manager from its inception in 2001 until he was elected its president in 2005. Previously, Mr. Kletti held positions with Fortis Financial Group, IAI Mutual Funds, and Kemper Financial Services.

The manager compensates the subadvisers for their services to the AZL Funds as provided in the portfolio management agreements. In addition, the Manager constantly evaluates the performance of subadvisers for the AZL Funds.

The Manager manages two unregistered investment pools in which the Funds may invest. Currently, the Manager's only clients are the Trust, the Allianz Variable Insurance Products Trust, and the unregistered investment pools.

The Manager has signed subadvisory agreements or portfolio management agreements ("Subadvisory Agreements") with various Subadvisers for portfolio management functions for the AZL Funds that are Fusion Underlying Funds, the Index Strategy Underlying Funds, and the AGI Underlying Funds (collectively, the "Permitted Underlying Funds"). The Subadvisers manage the portfolio securities of the Permitted Underlying Funds and provide additional services including research, selection of brokers, and similar services. The Manager compensates the Subadvisers for their services as provided in the Subadvisory Agreements. A discussion of the Board of Trustees' basis for approving the Funds' Investment Management Agreement with the Manager and the Subadvisory Agreements with the Subadvisers is available in the Funds' Annual Reports for the year ended December 31, 2008.

The Manager was established as an investment adviser by Allianz Life Insurance Company of North America in April 2001. The Manager generally does not provide investment advice with regard to selection of individual portfolio securities, but rather evaluates and selects subadvisers, determines which funds should be Permitted Underlying Funds, and determines allocations to Permitted Underlying

--------------------------------------------------------------------------------
                                        45
          The Allianz Variable Insurance Products Fund of Funds Trust
                           Prospectus - April 27, 2009

Funds, all subject to the oversight of the Board of Trustees. In addition, the Manager constantly evaluates possible additional or alternative subadvisers for the Trust. The Manager currently acts as Manager of all of the Funds of the Trust.

The Manager's address is 5701 Golden Hills Drive, Minneapolis, Minnesota 55416.


------------------------------------------------------------------------------------------------------------------
THE SUBADVISERS OF THE FUNDS

------------------------------------------------------------------------------------ --------------------------------
SUBADVISER                                                                           FUND(S)

------------------------------------------------------------------------------------ --------------------------------
------------------------------------------------------------------------------------ --------------------------------
BLACKROCK INVESTMENT MANAGEMENT, LLC ("BLACKROCK") has its principal offices at      AZL Enhanced Bond Index Fund
800 Scudders Mill Road, Plainsboro, NJ 08536.  BlackRock is a wholly-owned, indirect subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States having, together with its
affiliates, approximately $___ trillion in investment company and other assets       AZL International Index Fund
under management as of December 31, 2008.  BlackRock, Inc. is an affiliate of The
PNC Financial Services Group, Inc. and Merrill Lynch & Co., Inc.                     AZL Mid Cap Index Fund
------------------------------------------------------------------------------------ --------------------------------
------------------------------------------------------------------------------------ --------------------------------
NICHOLAS-APPLEGATE CAPITAL MANAGEMENT LLC ("NACM"), organized under the laws of
 Delaware, is located at 600 West Broadway, Suite                                    AZL NACM International Growth
2900, San Diego, California 92101. NACM was founded in 1984 and as of December       Fund
31, 2008, managed approximately $__ billion in discretionary assets for numerous clients, including employee benefit plans, corporations, public retirement systems and unions,
university endowments, foundations, and other institutional investors and individuals.  NACM is affiliated with the Manager.
------------------------------------------------------------------------------------ --------------------------------
------------------------------------------------------------------------------------ --------------------------------
NFJ INVESTMENT GROUP LLC ("NFJ") is a Delaware limited liability company and is a    AZL NFJ International Value
registered investment adviser under the Advisers Act.  Its principal place of        Fund
business is 2100 Ross Avenue, Suite 700, Dallas, Texas 75201.  As of December 31,
2008, NFJ had aggregate assets under management of $___ billion.  NFJ is affiliated with the Manager.
------------------------------------------------------------------------------------ --------------------------------
------------------------------------------------------------------------------------ --------------------------------
OPPENHEIMER CAPITAL LLC ("OCC") is a Delaware limited liability company and is a registered investment adviser under the Advisers Act. Its principal place of
business is 1345 Avenue of the Americas, 48th Floor, New York, New York 10105.        AZL OCC Growth Fund
As of December 31, 2008, OCC had aggregate assets under
management of $____ billion. OCC is affiliated with the Manager.

------------------------------------------------------------------------------------ --------------------------------

--------------------------------------------------------------------------------
THE PORTFOLIO MANAGERS OF THE FUNDS

AZL ENHANCED BOND INDEX FUND, AZL INTERNATIONAL INDEX FUND, AND AZL MID CAP
INDEX

Each fund is managed by Debra L. Jelilian and Jeffrey L. Russo, CFA, who are members of the Quantitative Index Management Team. Ms. Jelilian and Mr. Russo are jointly responsible for the day-to-day management of each fund's portfolio, and each is responsible for the selection of each fund's investments. Ms. Jelilian is a Director of BlackRock, which she joined in 2006. Prior to joining BlackRock, Ms. Jelilian was a Director of Fund Asset Management, L.P. from 1999 to 2006, and has been a member of the funds' management team since 2000. Ms. Jelilian has 13 years of experience in investing and in managing index investments. Mr. Russo is a Director of BlackRock, which he joined in 2006. Prior to joining BlackRock, Mr. Russo was a Director of Fund Asset Management, L.P. from 2004 to 2006, and was a Vice President thereof from 1999 to 2004. He has been a member of the funds' management team since 2000. Mr. Russo has 11 years of experience as a portfolio manager and trader.


AZL NACM INTERNATIONAL GROWTH FUND

The fund is managed using a team of portfolio managers that jointly manage the fund assisted by NACM's investment team, which is comprised of portfolio managers, research analysts, and other investment professionals. The team that manages the fund. Horacio A. Valeiras, CFA, and Pedro V. Marcal have day-to-day management responsibility for the fund's portfolio. Mr. Valeiras joined NACM in 2002, and Mr. Marcal joined NACM in 1994.


--------------------------------------------------------------------------------
                                        46
          The Allianz Variable Insurance Products Fund of Funds Trust
                           Prospectus - April 27, 2009

AZL NFJ INTERNATIONAL VALUE FUND

The fund is managed by a team of portfolio managers led by Benno J. Fischer. Other members of the team are Paul A. Magnuson, R. Burns McKinney, and Thomas W. Oliver. Mr. Fischer is a Managing Director and founding partner of NFJ and has 42 years of investment experience. Mr. Magnuson is a Managing Director of NFJ, which he joined in 1992, and has 22 years of investment experience. Mr. McKinney is a portfolio manager at NFJ, which he joined in 2006, and has 10 years of investment experience. Prior to joining NFJ, Mr. McKinney had been an equity analyst at Evergreen investments since 2004. Mr. Oliver is a portfolio manager at NFJ, which joined in 2005, and has 12 years of investment experience. Prior to joining NFJ, he was a manager of corporate reporting at Perot Systems Corporation, which he joined in 1999.

AZL OCC GROWTH FUND

The fund's lead portfolio manager is Robert Urquhart. Martin Mickus serves as co-portfolio manager on the funds. Mr. Urquhart is a Managing Director of OCC and joined OCC in 1999. He has more than 27 years of investment experience. Mr. Mickus was a portfolio manager at PEA Capital, LLC, which he joined in 1999, prior to joining OCC. He has 15 years of investment experience.


--------------------------------------------------------------------------------
MORE INFORMATION ABOUT FUND MANAGEMENT

The Manager, Nicholas-Applegate Capital Management LLC, NFJ Investment Group LLC, and Oppenheimer Capital LLC are subsidiaries of Allianz SE, one of the world's largest insurance and financial services companies. Allianz SE is headquartered in Munich, Germany, and has operations in more than 70 countries. As of December 31, 2008, Allianz SE had third-party assets under management of $___ trillion. In North America, Allianz SE subsidiaries are engaged in the life insurance, property/casualty insurance, broker-dealer, investment adviser, and mutual fund businesses.

The SAI has more detailed information about the Manager, the Subadvisers of the Index Strategy Underlying Funds and the AGI Underlying Funds, and other service providers. The SAI also provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds. The SAI for the AZL Funds contains corresponding information for the Fusion Underlying Funds.

--------------------------------------------------------------------------------
DUTIES OF THE MANAGER AND SUBADVISERS

Within the scope of an investment program approved by the Board of Trustees, the Manager oversees the Funds, the selection of Subadvisers, and advises on the Funds' investment policies. The Subadvisers determine which securities are bought and sold, and in what amounts. The Manager is also responsible for determining which funds are Permitted Underlying Funds, the allocation of assets to each Permitted Underlying Fund, and the allocation of the Funds' assets to other investment strategies or asset classes in which the Funds are permitted to invest under their respective investment policies and restrictions and applicable regulations. The Manager continuously monitors the performance of various investment management organizations, including the Subadvisers, and generally oversees the services provided to the Funds by the administrator, the custodian, and other service providers. Further information about the Subadvisers is included in the SAI.

The Manager is paid a fee as set forth under "Fees" below, by the Fund for its services, which includes any fee paid to the Subadviser.

Each of these Funds and the Manager, under an order received from the Securities and Exchange Commission ("SEC") on September 17, 2002, may enter into and materially amend agreements with Subadvisers without obtaining shareholder approval. This type of structure is commonly known as a "Manager of Managers" structure. For any Fund that is relying on the order, the Manager may:

O   hire one or more subadvisers;
O   change subadvisers; and
O   reallocate management fees between itself and subadvisers.



--------------------------------------------------------------------------------
                                        47
          The Allianz Variable Insurance Products Fund of Funds Trust
                           Prospectus - April 27, 2009

The Manager continues to have the ultimate responsibility for the investment performance of the Funds due to its responsibility to oversee Subadvisers and recommend their hiring, termination, and replacement. No Fund will rely on the order until it receives approval from:

O   its shareholders; or
O the Fund's sole initial shareholder before the Fund is available to the public, and the Fund states in its prospectus that it intends to rely on the order. The Manager will not enter into an agreement with an affiliated subadviser without that agreement, including the compensation to be paid under it, being similarly approved except as may be permitted by applicable law.

--------------------------------------------------------------------------------
PAYMENTS TO AFFILIATED INSURANCE COMPANIES

Currently, the Funds are available as underlying investment options of variable annuity contracts and variable life insurance policies (the "Products") offered by Allianz Life Insurance Company of North America and its affiliates (the "Affiliated Insurance Companies"), which are also affiliates of the Manager. In addition to the Funds, these products include other funds for which the Manager is not the investment manager (the "Nonproprietary Funds"). The Affiliated Insurance Companies may receive payments from the sponsors of the Nonproprietary Funds as a result of including them as investment options in the Products. Similarly, the Affiliated Insurance Companies are allocated resources, including revenue earned by the Manager for providing investment management and other services to the Funds, as a result of including the Funds in the Products. The amount of payments from Nonproprietary Funds or allocations of resources from the Manager varies, and may be significant and may create an incentive for the Affiliated Insurance Companies regarding its decision of which funds to include in the Products.

OTHER ADMINISTRATIVE SERVICES

The Affiliated Insurance Companies provide administrative and other services to the contract and policy owners on behalf of the funds, including the Funds and the Nonproprietary Funds, that are available under the Products. The Affiliated Insurance Companies may receive payment for these services.

--------------------------------------------------------------------------------
TRANSFER SUPPORTED FEATURES OF CERTAIN ANNUITY CONTRACTS

The Funds may be offered under certain variable annuities that have guaranteed value or benefit features that are supported by automatic transfers between investment choices available under the product (the "Transfer Supported Features"). If the Transfer Supported Features are available to you, they are described in the prospectus for your variable annuity contract. These features may be known as the Guaranteed Account Value Benefit, Guaranteed Principal Value Benefit, the PRIME Plus Benefit, the Lifetime Plus Benefit, the Lifetime Plus II Benefit, Target Date Retirement Benefit, or another name. Under the Transfer Supported Features, contract values may be rebalanced periodically. This rebalancing can cause a fund, including the Funds, to incur transactional expenses as it buys or sells securities to manage asset inflows or outflows. Also, large outflows from a fund may increase expenses attributable to the assets remaining in the fund. These increased expenses can have an adverse impact on the performance of an affected fund and on contract or policy owners who have assets allocated to it. Even if you do not participate in the Transfer Supported Programs you may be impacted if you allocate assets to a fund, including the Funds, that is affected by transfers under the Transfer Supported Features.



--------------------------------------------------------------------------------
                                        48
          The Allianz Variable Insurance Products Fund of Funds Trust
                           Prospectus - April 27, 2009

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MANAGEMENT FEES

Each Fund paid the Manager a fee for advisory services (including subadvisory fees) during 2008 at the annual rate shown on the following table, before and after fee waivers:

                                                                   PERCENTAGE OF AVERAGE          PERCENTAGE OF AVERAGE
                                                                 NET ASSETS AS OF 12/31/08      NET ASSETS AS OF 12/31/08
                                                                     BEFORE FEE WAIVERS             AFTER FEE WAIVERS

----------------------------------------------------------------------------------------------------------------------------
AZL Allianz Global Investors Select Fund*
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
AZL Balanced Index Strategy Fund*
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
AZL Fusion Balanced Fund                                                   0.20%                            %
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
AZL Fusion Conservative Fund                                               0.20%                            %
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
AZL Fusion Moderate Fund                                                   0.20%                            %
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
AZL Fusion Growth Fund                                                     0.20%                            %
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
AZL Moderate Index Strategy*

----------------------------------------------------------------------------------------------------------------------------

* The Fund had not commenced operations as of December 31, 2008.

   The Manager, not any Fund, pays a consultant fee to Morningstar. The Manager and the Funds have entered into a written contract limiting operating expenses (excluding certain Fund expenses including, but not limited to, any taxes, interest, brokerage fees or extraordinary expenses) through April 30, 2010. The Fund is authorized to reimburse the Manager for management fees previously waived and/or for the cost of other expenses paid by the Manager provided that any such reimbursement will not cause the Fund to exceed the expense limitations in the agreement. The Manager may request and receive reimbursement of fees waived or limited and other reimbursements made by the Manager. Any reimbursement to the Manager must be made not more than three years from the fiscal year in which the corresponding reimbursement to the Fund was made.

   Each Fund, as a shareholder of the Permitted Underlying Funds, indirectly bears its proportionate share of any investment management fees and other expenses of the Permitted Underlying Finds. The Manager believes, and the Board of Trustees of the Trust has determined, that the management and other fees paid by the Funds are for services that are in addition to, not duplicative of, the services provided to the Permitted Underlying Funds. These services include the asset allocation and monitoring functions provided by the Manager.

   The Permitted Underlying Funds may pay 12b-1 fees to the distributor of the variable contracts for distribution services or service fees to the insurance companies (or their affiliates) that issue the variable contracts for customer service and other administrative services. The amount of such 12b-1 fees or service fees may vary depending on the Permitted Underlying Fund. The Permitted Underlying Funds do not pay 12b-1 fees or service fees to the Funds, and the Funds do not pay 12b-1 fees or service fees. The distributor of the Contracts is an affiliate of the Manager.

   The Statement of Additional Information (SAI) has more detailed information about the Manager and other service providers to the Funds. The SAI also provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of securities in the Funds.

-------------------------------------------------------------------------------
   THE ADMINISTRATOR AND DISTRIBUTOR

   Citi Fund Services Ohio, Inc. ("Citi"), whose address is 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as the Funds' administrator, transfer agent, and fund accountant. Citi provides office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services.

   Allianz Life Financial Services, LLC ("ALFS"), whose address is 5701 Golden Hills Drive, Minneapolis, Minnesota 55416, serves as the Funds' distributor. ALFS is affiliated with the Manager.

   Citi also acts as administrator of the AZL Funds.

   ALFS also acts as distributor of the AZL Funds.



--------------------------------------------------------------------------------
                                        49
          The Allianz Variable Insurance Products Fund of Funds Trust
                           Prospectus - April 27, 2009

LEGAL PROCEEDINGS

   The Manager is not aware of any material pending legal proceedings, other than ordinary routine litigation incidental to the business, to which the Manager or principal underwriter is a party.

   [insert information for subadvisers of 6 new underlying funds]

   For information about legal proceedings of the Fusion Underlying Funds, please see the prospectuses for the Fusion Underlying Funds. To request a copy of the prospectus for a Permitted Underlying Fund, see the back cover of this prospectus or contact us at 1-877-833-7113.

PRICING OF FUND SHARES

   The price of each Fund share is based on its net asset value ("NAV"). The NAV is the current value of a share in a mutual fund. It is the Fund's assets minus liabilities divided by the number of outstanding shares. The NAV for each Fund is determined at the close of regular trading on the New York Stock Exchange (the "NYSE"), normally at 4:00 p.m. Eastern Time, on days the NYSE is open.

   The assets of each Fund consist primarily of shares of Permitted Underlying Funds and may also include other securities, including interests in unregistered investment pools and unaffiliated mutual funds. Shares of Permitted Underlying Funds, interests in unregistered investment pools, and shares of unaffiliated mutual funds are valued at their respective NAVs. Other securities are valued using market quotations or independent pricing services that use prices provided by market makers or estimates of market values. After the pricing of a security has been established, if an event occurs which would likely cause the value to change, the value of the security may be priced at fair value as determined in good faith by or at the direction of the Board of Trustees of the Trust.

   The securities, other than short-term debt securities, held by a Fund's permitted underlying investments are generally valued at current market prices. If market quotations are not available, prices will be based on fair value as determined in good faith by or at the direction of the directors or trustees of the Permitted Underlying Funds or unaffiliated mutual funds, or in the case of an affiliated or unaffiliated unregistered investment pool, the pool's trustee. The effect of using fair value pricing is that a Fund's NAV will be subject to the judgment respectively of (1) the Board of Trustees of the Trust, (2) the directors or trustees of the Permitted Underlying Funds or unaffiliated mutual funds, or their respective designees, or (3) the trustee of an affiliated or unaffiliated unregistered investment pool, instead of being determined by the market. In addition, foreign securities acquired by a Permitted Underlying Investment may be valued in foreign markets on days when the Permitted Underlying Investment's NAV is not calculated. In such cases, the NAV of a Permitted Underlying Investment, or a Fund, through a Permitted Underlying Investment, may be significantly affected on days when investors cannot buy or sell shares. For additional information on fair value pricing, see the prospectuses for the Permitted Underlying Funds.

PURCHASE AND REDEMPTION OF SHARES

   Investors may not purchase or redeem shares of the Funds directly, but only through the Contracts offered through the separate accounts of participating insurance companies. You should refer to the prospectus of the participating insurance company's variable products for information on how to purchase a Contract, how to select specific Funds as investment options for your Contract and how to redeem monies from the Funds.

   Orders for the purchase and redemption of shares of a Fund received before the NYSE closes are effected at the net asset value per share determined as of the close of trading on the NYSE (generally 4:00 p.m. Eastern Time) that day. Orders received after the NYSE closes are effected at the next calculated net asset value. Payment for redemption will be made by the Funds within 7 days after the request is received.

   The Funds may suspend the right of redemption under certain extraordinary circumstances in accordance with the rules of the Securities and Exchange Commission. The Funds do not assess any fees when they sell or redeem their shares.

   The right of purchase and redemption of Fund shares may also be restricted, and purchase orders may be rejected, in accordance with the market timing policy of the Trust as described under the "Market Timing" section below, and


--------------------------------------------------------------------------------
                                        50
          The Allianz Variable Insurance Products Fund of Funds Trust
                           Prospectus - April 27, 2009
   the market timing policy of the separate accounts of participating insurance companies. Please refer to your contract prospectus for the market timing policy of the separate account for your contract.

   Each Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to the accumulation unit value allocated under your variable contract to the subacount that invests in the Fund. When these securities are converted to cash, the associated brokerage charges will be deducted from the assets of the subaccount.

MARKET TIMING

   The Board of Trustees has adopted a policy that the Funds will not knowingly permit market timing or other abusive short-term trading practices. Market timing is frequent or short-term trading activity by certain investors in a fund intending to profit at the expense of other investors in the same fund by taking advantage of pricing inefficiencies that can prevent a fund's share price from accurately reflecting the value of its portfolio securities. For example, investors may engage in short-term trading in funds that invest in securities which trade on overseas securities markets to take advantage of the difference between the close of the overseas markets and the close of the U.S. markets. This type of short-term trading is sometimes referred to as "time-zone arbitrage." Funds that invest in other securities which are less liquid, or are traded less often, may be vulnerable to similar pricing inefficiencies.

   Market timing and other abusive short-term trading practices may adversely impact a fund's performance by preventing portfolio managers from fully investing the assets of the fund, diluting the value of shares, or increasing the fund's transaction costs. To the extent that certain of the Funds have significant holdings in foreign securities (including emerging markets securities), small cap stocks, or high yield bonds, or any combination thereof, the risks of market timing may be greater for those Funds than for other Funds. The Funds are offered only through variable annuity contracts and life insurance policies, and shares of the Funds are held in subaccounts of affiliated insurance companies. Because Fund transactions are processed by those insurance companies, rather than by the Trust, the Board of Trustees has not adopted procedures to monitor market timing activity at the Fund level, but rather has approved monitoring procedures designed to detect and deter market timing activities at the contract or policy level.

   Your variable annuity or variable life insurance prospectus contains a description of the market timing detection and deterrence policy at the contract or policy level. Please refer to your annuity contract or life insurance policy prospectus for specific details on transfers between accounts.

   The procedures that are designed to detect and deter market timing activities at the contract or policy level cannot provide a guarantee that all market timing activity will be identified and restricted. In addition, state law and the terms of some contracts and policies may prevent or restrict the effectiveness of the market timing procedures from stopping certain market timing activity. Market timing activity that is not identified, prevented, or restricted may adversely impact the performance of a Fund.

DIVIDENDS, DISTRIBUTIONS AND TAXES

   Any income a Fund receives is paid out, less expenses, in the form of dividends to its shareholders. Shares begin accruing dividends on the day they are purchased. Income dividends are usually paid annually. Capital gains for all Funds are distributed at least annually.

   All dividends and capital gain distributions will be automatically reinvested in additional shares of a Fund at the NAV of such shares on the payment date.

   Each Fund is treated as a separate corporate entity for tax purposes. Each Fund intends to elect to be treated as a regulated investment company and each Fund intends to qualify for such treatment for each taxable year under Subchapter M of the Internal Revenue Code of 1986, as amended. In addition, each Fund will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this


--------------------------------------------------------------------------------
                                        51
          The Allianz Variable Insurance Products Fund of Funds Trust
                           Prospectus - April 27, 2009
   purpose, securities of a given issuer generally are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable. If a Fund fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Fund at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the Contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Provided that a Fund and a separate account investing in the Fund satisfy applicable tax requirements, any distributions from the Fund to the separate account will be exempt from current federal income taxation to the extent that such distributions accumulate in a Contract.

   Persons investing in Contracts should refer to the prospectuses with respect to such Contracts for further information regarding the tax treatment of the Contracts and the separate accounts in which the Contracts are invested.

PORTFOLIO SECURITIES

   A description of the Fund's policies and procedures with respect to the disclosure of each Fund's portfolio securities is available in the Funds' SAI.


--------------------------------------------------------------------------------
                                        52
          The Allianz Variable Insurance Products Fund of Funds Trust
                           Prospectus - April 27, 2009

FINANCIAL HIGHLIGHTS

   The financial highlights table is intended to help you understand the financial performance of the Funds for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent return that you would have earned (or lost) on an investment in the indicated Fund (assuming reinvestment of all dividends and distributions). The returns include reinvested dividends and Fund level expenses, but exclude insurance contract charges. If insurance contract charges were included, the return would be reduced.

   This information has been derived from information audited by KPMG LLP, independent registered public accounting firm, whose report, along with the Funds' financial statements, are included in the Annual Report to Shareholders and incorporated by reference into the Statement of Additional Information. This should be read in conjunction with those financial statements. Copies of such Annual Report are available without charge upon written request from the Funds at 3435 Stelzer Road, Columbus, Ohio 43219, or by calling toll free 1-877-833-7113.

   AZL FUSION BALANCED FUND*

(SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIODS INDICATED)


   AZL FUSION GROWTH FUND*

(SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIODS INDICATED)



   AZL FUSION MODERATE FUND*

(SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIODS INDICATED)


--------------------------------------------------------------------------------
                                        53
          The Allianz Variable Insurance Products Fund of Funds Trust
                           Prospectus - April 27, 2009

THIS PROSPECTUS IS INTENDED FOR USE ONLY WHEN ACCOMPANIED OR PRECEDED BY A VARIABLE PRODUCT PROSPECTUS.

--------------------------------------------------------------------------------
FOR MORE INFORMATION ABOUT THE FUNDS, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST: ANNUAL/SEMI-ANNUAL REPORTS (SHAREHOLDER REPORTS): Each Fund's annual and semi-annual reports to shareholders contain additional information about the Funds' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

PROXY VOTING RECORDS

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available without charge.

STATEMENT OF ADDITIONAL INFORMATION (SAI):

The SAI provides more detailed information about the Funds, including their respective operations and investment policies. It is incorporated by reference and is legally considered a part of this Prospectus.

YOUR REQUEST FOR FREE DOCUMENTS MAY BE MADE IN THE FOLLOWING WAYS:

-------------------------------- ----------------------------- ----------------------------- -------------------------------
SHAREHOLDER REPORTS              Contact a broker or           Contact the Funds at:         Access the Allianz Life
AND THE SAI                      investment adviser that       3435 STELZER ROAD,            website at:
                                 sells products that offer     COLUMBUS, OHIO 43219          HTTPS://WWW.ALLIANZLIFE.COM
                                 the Funds.                    (TOLL-FREE) 1-877-833-7113
-------------------------------- ----------------------------- ----------------------------- -------------------------------
-------------------------------- -------------------------------------------------------------------------------------------
PROXY VOTING RECORDS             Access the Allianz Life website at:  HTTPS://WWW.ALLIANZLIFE.COM
-------------------------------- -------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INFORMATION FROM THE SECURITIES AND EXCHANGE COMMISSION:

You can review information about the Funds (including the SAI), and obtain copies, after paying a duplicating fee, from the SEC as follows:

IN PERSON:

Public Reference Room in Washington, D.C. (For their hours of operation, call 1-202-551-8090.)

BY MAIL:

Securities and Exchange Commission
Public Reference Section

100 F Street NE
Washington, D.C. 20549-0102

ON THE EDGAR DATABASE VIA THE INTERNET:

www.sec.gov

BY ELECTRONIC REQUEST:

publicinfo@sec.gov.

The SEC charges a fee to copy any documents.



                                    The Trust's Investment Company Act File No.:
                                                                      811-21624












                              PART B - SAI
                              ____________________





                      STATEMENT OF ADDITIONAL INFORMATION
            ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
                              THE AZL FUSION FUNDS

                        AZL FUSION[SM] CONSERVATIVE FUND
                          AZL FUSION[SM] BALANCED FUND
                          AZL FUSION[SM] MODERATE FUND
                           AZL FUSION[SM] GROWTH FUND

         ______________________________________________________________

                          THE AZL INDEX STRATEGY FUNDS

                        AZL BALANCED INDEX STRATEGY FUND
                        AZL MODERATE INDEX STRATEGY FUND

         ______________________________________________________________

                    AZL ALLIANZ GLOBAL INVESTORS SELECT FUND


                                 APRIL 27, 2009

This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Prospectus for the Trust dated April 27, 2009, which may be supplemented from time to time. This Statement of Additional Information is incorporated by reference in its entirety into the Prospectus. Copies of the Prospectus may be obtained without charge, upon request, by writing the Trust at 3435 Stelzer Road, Columbus, Ohio 43219, or by calling toll free 1-877-833-7113. Copies of the prospectus or statement of additional information for the Permitted Underlying Funds may also be obtained by contacting this same address or phone number.

                               TABLE OF CONTENTS
   STATEMENT OF ADDITIONAL INFORMATION..............................3
      The Funds.....................................................3
   ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS AND INVESTMENT POLICIES..4
      Investing in Securities of Other Investment Companies.........6
      Unregistered investment pools.................................7
      U.S. Government Obligations...................................7
      Commercial Paper..............................................7
      Bank Obligations..............................................8
      Common Stocks.................................................8
      Convertible Securities........................................8
      Corporate Debt Securities.....................................9
      Delayed Funding Loans and Revolving Credit Facilities.........10
      Derivative Instruments........................................10
      Event-Linked Exposure.........................................12
      Exchange Traded Funds.........................................12
      Foreign Currency Options and Futures Transactions.............13
      Foreign Securities............................................13
      Forward Foreign Currency Exchange Contracts...................15
      Futures.......................................................16
      Futures and Options Investment Risks..........................16
      Guaranteed Investment Contracts...............................17
      Illiquid Securities...........................................17
      Initial Public Offerings......................................17
      Lending of Portfolio Securities...............................18
      Loan Participations and Assignments...........................18
      Mortgage-Related Securities...................................18
      Options.......................................................21
      Preferred Stocks..............................................22
      Real Estate Investment Trusts.................................22
      Repurchase Agreements.........................................22
      Reverse Repurchase Agreements and Dollar Roll Agreements......23
      Risks of Techniques Involving Leverage........................23
      Short Sales against the Box...................................24
      Small Company Stocks..........................................24
      Special Situation Companies...................................24
      Structured Notes..............................................25
      Swap Agreements...............................................25
      Taxable and Tax Exempt Municipal Securities...................26
      Variable and Floating Rate Demand and Master Demand Notes.....27
      Warrants and Rights...........................................27
      When-Issued and Delayed Delivery Securities...................27
      Zero Coupon and Pay-In-Kind Securities........................28
   INVESTMENT RESTRICTIONS..........................................28
      Portfolio Turnover............................................29
      Temporary Defensive Investments...............................30
      Disclosure of Portfolio Holdings..............................30
      Additional Purchase and Redemption Information................31
      Net Asset Value...............................................31
      Valuation of the Money Market Fund............................31
      Valuation of the Funds........................................32
      Redemption In Kind............................................32
   MANAGEMENT OF THE TRUST..........................................32




                                      -i-
         The Allianz Variable Insurance Products Fund of Funds Trust-SAI
                                 April 27, 2009

      Trustees and Officers.........................................32
      Trustee Holdings..............................................36
      Control Persons and Principal Holders of Securities...........36
      The Manager...................................................36
      The Subadvisers...............................................38
      BlackRock Investment Management, LLC..........................40
      NFJ Investment Group LLC......................................40
      Nicholas-Applegate Capital Management LLC.....................40
      Oppenheimer Capital LLC.......................................41
      Other Managed Accounts........................................41
      Potential Material Conflicts of Interest......................41
      Portfolio Manager Compensation................................41
      Portfolio Manager Ownership Of Securities In The Funds........41
      Affiliated Persons............................................42
      Portfolio Transactions by the Funds or Permitted Underlying Fund42s
      Affiliated Brokers............................................43
      Administrator, Transfer Agent and Fund Accountant.............43
      Distributor...................................................44
      Custodian.....................................................45
      Independent Registered Public Accounting Firm.................45
      Legal Counsel.................................................45
      Codes of Ethics...............................................45
      Consultant to Manager.........................................45
   ADDITIONAL INFORMATION...........................................46
      Description of Shares.........................................46
      Vote of a Majority of the Outstanding Shares..................46
      Additional Tax Information....................................47
      Additional Tax Information Concerning Funds That May Invest in Non-U.S.
        Corporations................................................49
      Taxation of the Permitted Underlying Funds....................49
      Performance Information.......................................50
      Yields of the Money Market Fund...............................50
      Yields of the Non-Money Market Funds..........................51
      Calculation of Total Return...................................51
      Miscellaneous.................................................51
      Financial Statements..........................................52
      Proxy Voting Policies and Procedures..........................52
   APPENDIX A.......................................................53
      Commercial Paper Ratings......................................53
      Corporate and Long-Term Debt Ratings..........................55
   APPENDIX B - PROXY VOTING POLICIES...............................58




                                      -ii-
         The Allianz Variable Insurance Products Fund of Funds Trust-SAI
                                 April 27, 2009

STATEMENT OF ADDITIONAL INFORMATION
The Allianz Variable Insurance Products Fund of Funds Trust (the "Trust") is an open-end management investment company consisting of seven separate mutual funds (each, a "Fund" and together, the "Funds"). The Trust was organized as a Delaware statutory trust on June 16, 2004. Each Fund is a diversified fund. Each Fund is a "fund of funds" and invests its assets in the shares of several other affiliated mutual funds (the "Permitted Underlying Funds"). The Funds may also invest in unaffiliated mutual funds and in other securities, including interests in unregistered investment pools, and purchase U.S. government securities and short-term debt securities (together with the Permitted Underlying Funds, the "Permitted Underlying Investments").

The Trust was established exclusively for the purpose of providing investment vehicles for variable annuity contracts and variable life insurance policies (the "Contracts") offered by the separate accounts of various life insurance companies (the "Participating Insurance Companies"). Shares of the Trust are not offered to the general public but solely to such separate accounts (the "Separate Accounts").

The Permitted Underlying Funds are currently all advised by Allianz Investment Management LLC (the "Manager") or an affiliate of the Manager. The Permitted Underlying Funds include investment portfolios offered by the Allianz Variable Insurance Products Trust (the "AZL Funds"), the PIMCO Variable Insurance Trust, and the Premier VIT.

The names (and subadvisers) of some of the Permitted Underlying Funds changed on the dates indicated:

DATE               CURRENT FUND NAME (SUBADVISER)           PREVIOUS FUND NAME (SUBADVISER)
September 22, 2008 AZL Columbia Small Cap Value Fund        AZL Dreyfus Premier Small Cap Value Fund
                   (Columbia Management Advisors, LLC)      (The Dreyfus Corporation)
November 24, 2008  AZL BlackRock Capital Appreciation Fund  AZL Jennison Growth Fund
                   (BlackRock Capital Management, Inc.)     (Jennison Associates LLC)
November 24, 2008  AZL Columbia Mid Cap Value Fund          AZL Neuberger Berman Regency Fund
                   (Columbia Management Advisors, LLC)      (Neuberger Berman Management Inc.)
January 26, 2009   AZL BlackRock Growth Fund                AZL Legg Mason Growth Fund**
                   (BlackRock Capital Management, Inc.)     (Legg Mason Capital Management, Inc.)
January 26, 2009   AZL JPMorgan Large Cap Equity  Fund      AZL Legg Mason Value Fund
                   (J.P. Morgan Investment Management Inc.) (Legg Mason Capital Management, Inc.)
January 26, 2009   AZL JPMorgan U.S. Equity Fund            AZL Oppenheimer Main Street Fund
                   (J.P. Morgan Investment Management Inc.) (OppenheimerFunds, Inc.)

Please see the section of the Prospectus entitled "Management - The Manager" for further information regarding the Manager's affiliation with the Permitted Underlying Funds.

Much of the information contained in this SAI expands upon subjects discussed in the Prospectus of the Trust. Capitalized terms not defined herein are defined in the Prospectus. No investment in shares of a Fund should be made without first reading the Trust's Prospectus.

THE FUNDS
AZL FUSIONSM CONSERVATIVE FUND ("CONSERVATIVE FUND")
AZL FUSIONSM BALANCED FUND ("BALANCED FUND")
AZL FUSIONSM MODERATE FUND ("MODERATE FUND")
AZL FUSIONSM GROWTH FUND ("GROWTH FUND")
AZL BALANCED INDEX STRATEGY FUND ("BALANCED INDEX")
AZL MODERATE INDEX STRATEGY FUND ("MODERATE INDEX")
AZL ALLIANZ GLOBAL INVESTORS SELECT FUND ("ALLIANZ GLOBAL")



                                       3
         The Allianz Variable Insurance Products Fund of Funds Trust-SAI
                                 April 27, 2009

ADDITIONAL INFORMATION ON PORTFOLIO INSTRUMENTS

AND INVESTMENT POLICIES
The Funds invest in a variety of Permitted Underlying Investments and employ a number of investment techniques that involve certain risks. The Prospectus for the Funds highlights the principal investment strategies, investment techniques and risks of the Funds. This SAI contains additional information regarding both the principal and non-principal investment strategies of the Funds.

FUSION FUNDS

The following is a list of the asset classes and Fusion Underlying Investments in which the Fusion Funds may invest. All of the Fusion Underlying Investments in the list below are Fusion Underlying Funds except for unaffiliated mutual funds and affiliated and unaffiliated unregistered investment pools.

The Fusion Funds are professionally managed funds that allocate their assets primarily among variations of Permitted Underlying Funds belonging to different asset classes. In addition, each Fund may invest in other securities, including government securities, short-term debt securities, unaffiliated mutual funds, and other securities, including interests in unregistered investment pools. Each Fund allocates its assets among the asset classes by investing in Fusion Underlying Funds that have investment objectives and principal investment strategies consistent with each asset class. The Fusion Underlying Funds in which each Fund invests use a broad array of investment strategies and invest in many types of securities. To request a copy of the prospectus for a Fusion Underlying Fund, contact us at 1-877-833-7113.

All of the asset classes listed below primarily invest in equity securities with the exception of High-Yield Bonds, Intermediated-Term Bonds, Cash Equivalents, and Tactical Overlays. The Fusion Funds differ primarily due to their asset allocation among these Fusion Underlying Investments. The investment objectives of the Fusion Funds are as follows: (1) Balanced Fund seeks to achieve long-term capital appreciation with preservation of capital as an important consideration,
(2) Moderate Fund seeks to achieve long-term capital appreciation, and (3) Growth Fund seeks to achieve long-term capital appreciation. Each Fusion Fund's investment performance and its ability to achieve its investment objective is directly related to the performance of the Fusion Underlying Investments in which it invests. Because each Fusion Fund invests in the Fusion Underlying Funds, investors in each Fusion Fund will be affected by the Fusion Underlying Funds' investment strategies in direct proportion to the amount of assets the Fusion Fund allocates to the Fusion Underlying Fund pursuing such strategies. The investment objectives and principal investment strategies of the Fusion Underlying Funds are described in the prospectuses of the Fusion Underlying Funds. The Manager may update this list from time to time at its discretion.

ASSET CLASSES                                     PERMITTED UNDERLYING INVESTMENTS
Small Cap (Equity)                                AZL Columbia Small Cap Value Fund
                                                  AZL OCC Opportunity Fund
                                                  AZL Turner Quantitative Small Cap Growth Fund
                                                  AZL Franklin Small Cap Value Fund
                                                  AZL Small Cap Stock Index Fund
                                                  Premier VIT NACM Small Cap Portfolio

Mid Cap (Equity)                                  AZL Columbia Mid Cap Appreciation Fund
                                                  AZL Van Kampen Mid Cap Growth Fund
                                                  Premier VIT OpCap Mid Cap Portfolio

Large Growth (Equity)                             AZL BlackRock Capital Appreciation Fund
                                                  AZL Dreyfus Founders Equity Growth Fund
                                                  AZL OCC Growth Fund



                                       4
         The Allianz Variable Insurance Products Fund of Funds Trust-SAI
                                 April 27, 2009



Large Blend (Equity)                              AZL First Trust Target Double Play Fund
                                                  AZL JPMorgan U.S. Equity Fund
                                                  AZL Jennison 20/20 Focus Fund
                                                  AZL PIMCO Fundamental Index PLUS Total Return Fund
                                                  AZL S&P 500 Index Fund

Large Value (Equity)                              AZL Davis NY Venture Fund
                                                  AZL Van Kampen Comstock Fund
                                                  AZL Van Kampen Growth and Income Fund
                                                  Premier VIT NFJ Dividend Value Portfolio

International Equity (Equity)                     AZL AIM International Equity Fund
                                                  AZL NACM International Fund
                                                  AZL NACM International Growth Fund
                                                  AZL Oppenheimer Global Fund
                                                  AZL Oppenheimer International Growth Fund
                                                  AZL Schroder International Small Cap Fund
                                                  AZL Van Kampen Global Franchise Fund

Model Portfolios (Equity and Equity/Fixed Income) AZL TargetPLUS Balanced Fund
                                                  AZL TargetPLUS Equity Fund
                                                  AZL TargetPLUS GrowthFund
                                                  AZL TargetPLUS Moderate Fund

Specialty (Equity)                                AZL Schroder Emerging Markets Equity Fund
                                                  AZL Columbia Technology Fund
                                                  AZL Van Kampen Equity and Income Fund
                                                  AZL Van Kampen Global Real Estate Fund
                                                  PIMCO VIT CommodityRealReturn Strategy Portfolio

High-Yield Bonds (Fixed Income)                   PIMCO VIT High Yield Portfolio

Intermediate-Term Bonds (Fixed Income)            AZL Enhanced Bond Index Fund
                                                  PIMCO VIT Real Return Portfolio
                                                  PIMCO VIT Total Return Portfolio
                                                  PIMCO VIT Global Bond Portfolio (Unhedged)
                                                  PIMCO VIT Emerging Markets Bond Portfolio

Cash Equivalent (Fixed Income)                    AZL Money Market Fund

Tactical Overlay (Derivatives)                    Affiliated and unaffiliated unregistered investment pools

Other Mutual Funds (Equity and/or Fixed Income)   Unaffiliated mutual funds

INDEX STRATEGY FUNDS

The Index Strategy Funds invest primarily in a combination of five underlying index funds, the Index Strategy Underlying Funds, each of which has its own investment strategies with its own related investment risks. The AZL Enhanced Bond Index Fund is a bond index fund; the other four Index Strategy Underlying Funds are equity index funds. The Manager may modify this list from time to time at its discretion.

      oAZL Enhanced Bond Index Fund



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      oAZL S&P 500 Index Fund
      oAZL Mid Cap Index Fund
      oAZL Small Cap Stock Index Fund
      oAZL International Index Fund

AZL ALLIANZ GLOBAL INVESTORS SELECT FUND

The AZL Allianz Global Investors Select Fund's assets are invested in a combination of mutual funds managed by assets managers that are part of Allianz Global Investors (AGI), the AGI Underlying Funds, each of which has its own investment strategies with its own related investment risks. The PIMCO VIT Total Return Portfolio invests primarily in fixed-income securities and derivatives, and the PIMCO VIT CommodityRealReturn(TM) Strategy Portfolio invests primarily in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and fixed-income securities. The remaining five AGI Underlying Funds listed below invest primarily in U.S. or foreign equity securities. The Manager may modify this list from time to time at its discretion..

      oAZL NACM International Growth Fund
      oPremier VIT NACM Small Cap Portfolio
      oPremier VIT NFJ Dividend Value Portfolio oAZL NFJ International Value Fund oAZL OCC Growth Fund oPIMCO VIT CommodityRealReturn(TM) Strategy Portfolio oPIMCO VIT Total Return Portfolio

Each Fund intends to be substantially fully invested at all times. However, each Fund, like other mutual funds, may maintain liquidity reserves for cash awaiting investment or held to meet redemptions.

The principal investment strategies for each Fund are discussed in the Funds' prospectus. Because each Fund invests in Permitted Underlying Funds, each of which has its own investment strategies with its own related investment risks, each Fund is subject to the same risks as the Permitted Underlying Funds in direct proportion to the allocation of its assets among the Permitted Underlying Funds. The principal investment strategies of the Permitted Underlying Funds are described in the prospectuses of the Funds and the VIP Funds. A further description of certain investment strategies used by the Funds and the Permitted Underlying Funds is set forth below. The percentage limits described in the sections below are based on market value and are determined as of the time securities are purchased.

Certain descriptions in the prospectuses of the Funds and the Permitted Underlying Funds and in this SAI of a particular investment practice or technique in which certain of the Permitted Underlying Funds may engage or a financial instrument that certain of the Permitted Underlying Funds may purchase are meant to describe the spectrum of investments that the Manager or a Permitted Underlying Fund's adviser/subadviser, in their discretion, might, but are not required to, use in managing the Fund's or Permitted Underlying Fund's portfolio assets in accordance with its investment objective, policies and restrictions. The advisers and/or subadvisers of the Permitted Underlying Funds, in their discretion, may employ such practices, techniques or instruments for one or more Funds or Permitted Underlying Funds, but not for all Funds or Permitted Underlying Funds for which they serve. It is possible that certain types of financial instruments or techniques may not be available, permissible or effective for their intended purposes in all markets.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
In general, the Investment Company Act of 1940 (the "1940 Act") permits a fund to invest in securities issued by other investment companies so long as, immediately after a security is purchased, (a) not more than 5% of the value of a fund's total assets will be invested in the securities of any one investment company; (b) not more than 10% of the value of a fund's total assets will be invested in the securities of investment companies as a group; and (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by a fund. However, in accordance with the provisions of the 1940 Act, and certain exemptive rules thereunder, investments may be made in excess of these amounts in certain instances, including when underlying funds are affiliated with a fund of funds and are in the same group of investment companies, and certain other requirements are met.

As a shareholder of another investment company, a Fund indirectly bears, along with other shareholders, its pro rata portion of that company's expenses, including advisory fees. These expenses are in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. Investment companies in which a Fund invests may also impose a

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distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges. Such charges are payable by the Fund and, therefore, are borne indirectly by shareholders.

UNREGISTERED INVESTMENT POOLS
In addition to investing in the Permitted Underlying Funds and unaffiliated mutual funds, the Manager may also use a tactical asset allocation overlay strategy in managing the Funds. Most of the Permitted Underlying Funds use conventional securities selection techniques to implement their various investment strategies. By contrast, the tactical asset allocation overlay strategy makes broad market investments based on the views of an investment manager concerning macroeconomic trends in the domestic and foreign securities markets. The tactical asset allocation overlay strategy is intended to enhance long-term returns by using derivative instruments, including, but not limited to, equity futures, fixed income futures, and forward currency contracts. Through the tactical asset allocation overlay strategy, the Funds seek to profit from short- and medium-term market moves by shifting their investment weightings among domestic and foreign equity, bond, and currency markets. The Funds pursue this strategy by investing in unregistered investment pools that are not Permitted Underlying Funds and that are managed by the Manager or by unaffiliated investment managers. Investing in these investment pools creates within each of the Funds exposure to equity, bond, and currency positions intended to generate positive returns for the Funds. However, there can be no guarantee that such results will be achieved. Generally, the tactical asset allocation overlay strategy will utilize approximately 5% of the net assets of each of the Funds. Depending upon market conditions, cash flows, and other considerations, the amount of net assets allocated to the tactical asset allocation overlay strategy may be higher or lower.

U.S. GOVERNMENT OBLIGATIONS
The Funds and all of the Permitted Underlying Funds may invest in obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities, including bills, notes and bonds issued by the U.S. Treasury.

Obligations of certain agencies and instrumentalities of the U.S. government, such as the Government National Mortgage Association ("GNMA"), are supported by the full faith and credit of the U.S. Treasury; others, such as those of Fannie Mae ("FNMA"), are supported by the right of the issuer to borrow from the Treasury; others, such as those of the Federal Farm Credit Banks or the Federal Home Loan Mortgage Corporation ("FHLMC"), are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies or instrumentalities, such as FNMA or the FHLMC, since it is not obligated to do so by law. These agencies or instrumentalities are supported by the issuer's right to borrow specific amounts from the U.S. Treasury, the discretionary authority of the U.S. government to purchase certain obligations from such agencies or instrumentalities, or the credit of the agency or instrumentality.

COMMERCIAL PAPER
The Funds and certain of the Permitted Underlying Funds may invest in commercial paper. Commercial paper consists of unsecured promissory notes issued by corporations. Except as noted below with respect to variable amount master demand notes, issues of commercial paper normally have maturities of less than 9 months and fixed rates of return.

The Funds and certain of the Permitted Underlying Funds may invest in commercial paper rated in any rating category or not rated by a Nationally Recognized Statistical Rating Organization ("NRSRO"). In general, investment in lower-rated instruments is more risky than investment in instruments in higher-rated categories. For a description of the rating symbols of each NRSRO, see Appendix
A. The Funds and certain of the Permitted Underlying Funds may also invest in U.S. dollar denominated commercial paper, including U.S. dollar denominated commercial paper issued by a Canadian corporation or issued by a European-based corporation.

THE FOLLOWING DISCUSSION CONCERNS SECURITIES WHICH MAY BE INVESTMENTS OF ONE OR MORE OF THE PERMITTED UNDERLYING INVESTMENTS, INCLUDING THE PERMITTED UNDERLYING FUNDS, IN WHICH THE FUNDS MAY INVEST. THE FUNDS MAY ALSO INVEST DIRECTLY IN THESE SECURITIES. THE ABILITY OF A PERMITTED UNDERLYING FUND OR AN UNAFFILIATED MUTUAL FUND TO INVEST IN THE SECURITIES DESCRIBED BELOW WILL BE SUBJECT TO ITS INVESTMENT OBJECTIVES, POLICIES, AND STRATEGIES, AS DESCRIBED IN ITS PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION, AND TO APPLICABLE PROVISIONS OF THE 1940 ACT AND REGULATIONS THEREUNDER.

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BANK OBLIGATIONS
This class of securities includes bank obligations consisting of bankers' acceptances, certificates of deposit and time deposits.

Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Bankers' acceptances invested in by the Funds and Permitted Underlying Funds will be those guaranteed by domestic and foreign banks having, at the time of investment, capital, surplus and undivided profits in excess of $100,000,000 (as of the date of their most recently published financial statements).

Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. Certificates of deposit and time deposits will be those of domestic and foreign banks and savings and loan associations if (a) at the time of investment, the depository or institution has capital, surplus, and undivided profits in excess of $100,000,000 (as of the date of its most recently published financial statements), or (b) the principal amount of the instrument is insured in full by the Federal Deposit Insurance Corporation.

Certificates of deposit include Eurodollar certificates of deposit ("Euro CDs"), which are U.S. dollar-denominated certificates of deposit issued by offices of foreign and domestic banks located outside the United States; Yankee certificates of deposit ("Yankee CDs") which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States; Eurodollar time deposits ("ETDs") which are U.S. dollar-denominated deposits in a foreign branch of a U.S. bank or foreign bank; and Canadian time deposits, which are basically the same as ETDs, except they are issued by Canadian offices of major Canadian banks.

Eurodollar and Yankee bank obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes, and the expropriation or nationalization of foreign issues.

COMMON STOCKS
Common stocks are the most prevalent type of equity security. Common stockholders receive the residual value of the issuer's earnings and assets after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

CONVERTIBLE SECURITIES
Convertible securities give the holder the right to exchange the security for a specific number of shares of common stock, the cash value of common stock or some other equity security. Convertible securities include convertible preferred stocks, convertible bonds, notes and debentures, and other securities. Convertible securities typically involve less credit risk than common stock of the same issuer because convertible securities are "senior" to common stock - i.e., they have a prior claim against the issuer's assets. Convertible securities generally pay lower dividends or interest than non-convertible securities of similar quality. They may also reflect changes in the value of the underlying common stock.

"Synthetic" convertible securities are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. Purchasing a non-convertible debt security and a warrant or option enables the investor to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, the investor generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. Permitted Underlying Funds may invest only in synthetic convertibles with respect to companies whose corporate debt securities are rated "A" or higher by Moody's or "A" or higher by S&P and will not invest more than 10% of its net assets in such synthetic securities and other illiquid securities.

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CORPORATE DEBT SECURITIES
Depending upon the prevailing market conditions, an investor may purchase debt securities at a discount from face value, which produces a yield greater than the coupon rate. Conversely, if debt securities are purchased at a premium over face value the yield will be lower than the coupon rate. Such obligations, in the case of debentures will represent unsecured promises to pay, and in the case of notes and bonds, may be secured by mortgages on real property or security interests in personal property and will in most cases differ in their interest rates, maturities and times of issuance.

Certain of the Permitted Underlying Investments may invest in securities which are rated the fourth highest rating group assigned by an NRSRO (e.g., securities rated BBB by S&P or Baa by Moody's) or, if not rated, are of comparable quality as determined by the subadviser of a Permitted Underlying Fund ("Medium-Grade Securities"). After purchase, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Permitted Underlying Investment. Neither event will require a sale of such security. A split rated security, i.e., rated in the fourth highest category by one NRSRO and also rated below the fourth highest category by another NRSRO, will not be considered a "medium grade security."

As with other fixed-income securities, Medium-Grade Securities are subject to credit risk and market risk. Market risk relates to changes in a security's value as a result of changes in interest rates. Credit risk relates to the ability of an issuer to make payments of principal and interest. Medium-Grade Securities are considered by Moody's to have speculative characteristics.

Certain of the Permitted Underlying Investments may invest in lower rated securities. Fixed income securities with ratings below Baa (Moody's) or BBB (S&P) are considered below investment grade and are commonly referred to as "junk" bonds ("Lower Rated Securities").

These Lower Rated Securities generally offer higher interest payments because the company that issues the bond - the issuer - is at greater risk of default (failure to repay the bond). This may be because the issuer is small or new to the market, the issuer has financial difficulties, or the issuer has a greater amount of debt.

Some risks of investing in lower rated securities include:
o Greater credit risk - Because of their more precarious financial position, issuers of high yield bonds may be more vulnerable to changes in the economy or to interest rate changes that might affect their ability to repay debt.
o Reduced liquidity - There are fewer investors willing to buy high yield bonds than there are for higher rated, investment grade securities. Therefore, it may be more difficult to sell these securities or to receive a fair market price for them.
o Lack of historical data - Because high yield bonds are a relatively new type of security, there is little data to indicate how such bonds will behave in a prolonged economic downturn. However, there is a risk that such an economic downturn would negatively affect the ability of issuers to repay their debts, leading to increased defaults and overall losses to investors.

Particular types of Medium-Grade and Lower Rated Securities may present special concerns. The prices of payment-in-kind or zero-coupon securities react more strongly to changes in interest rates than the prices of other Medium-Grade or Lower Rated Securities. Some Medium-Grade Securities and some Lower Rated Securities may be subject to redemption or call provisions that may limit increases in market value that might otherwise result from lower interest rates while increasing the risk that an investor may be required to reinvest redemption or call proceeds during a period of relatively low interest rates.

The credit ratings issued by Moody's and S&P are subject to various limitations. For example, while such ratings evaluate credit risk, they ordinarily do not evaluate the market risk of Medium-Grade or Lower Rated Securities. In certain circumstances, the ratings may not reflect in a timely fashion adverse developments affecting an issuer. For these reasons, the manager of a Permitted Underlying Investment may conduct its own independent credit analysis of Medium-Grade and Lower Rated Securities.

COLLATERALIZED DEBT OBLIGATIONS. Collateralized debt obligations ("CDOs") includes collateralized bond obligations ("CBOs"), collateralized loan obligations ("CLOs") and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below

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investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For both CBOs and CLOs, the cashflows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be deemed to be illiquid securities. However, an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in this Statement of Additional Information, CDOs carry additional risks including, but are not limited to:
(i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) a particular CDO may be subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

DELAYED FUNDING LOANS AND REVOLVING CREDIT FACILITIES
Certain of the Permitted Underlying Investments may enter into, or acquire participations in, delayed funding loans and revolving credit facilities. Delayed funding loans and revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. A revolving credit facility differs from a delayed funding loan in that as the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the revolving credit facility. Delayed funding loans and revolving credit facilities usually provide for floating or variable rates of interest. These commitments may have the effect of requiring the investor to increase its investment in a company at a time when it might not otherwise decide to do so (including at a time when the company's financial condition makes it unlikely that such amounts will be repaid). To the extent that one of the Permitted Underlying Funds is committed to advance additional funds, it will at all times segregate or "earmark" assets, determined to be liquid in accordance with procedures established by the Board of Trustees, in an amount sufficient to meet such commitments.

Certain of the Permitted Underlying Investments may invest in delayed funding loans and revolving credit facilities with credit quality comparable to that of issuers of its securities investments. Delayed funding loans and revolving credit facilities may be subject to restrictions on transfer, and only limited opportunities may exist to resell such instruments. As a result, an investor may be unable to sell such investments at an opportune time or may have to resell them at less than fair market value. Permitted Underlying Funds that invest in delayed funding loans and revolving credit facilities for which there is no readily available market currently intend to treat them as illiquid for purposes of the Funds' limitation on illiquid investments. For a further discussion of the risks involved in investing in Loan Participations and other forms of direct indebtedness see "Loan Participations and Assignments". Participation interests in revolving credit facilities will be subject to the limitations discussed in "Loan Participations and Assignments". Delayed funding loans and revolving credit facilities are considered to be debt obligations for purposes of the Trust's investment restriction relating to the lending of funds or assets by a Portfolio.

DERIVATIVE INSTRUMENTS
The Permitted Underlying Investments (other than the AZL Money Market Fund) may use a variety of derivative instruments, including options, futures contracts (sometimes referred to as "futures"), options on futures contracts, stock index options, forward currency contracts and swaps, to hedge a portfolio or for risk management or for any other permissible purposes consistent with the Permitted Underlying Investment's investment objective. Derivative instruments are securities or agreements whose value is based on the value of some underlying asset (e.g., a security, currency or index) or the level of a reference index.

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Derivatives generally have investment characteristics that are based upon either forward contracts (under which one party is obligated to buy and the other party is obligated to sell an underlying asset at a specific price on a specified date) or option contracts (under which the holder of the option has the right but not the obligation to buy or sell an underlying asset at a specified price on or before a specified date). Consequently, the change in value of a forward-based derivative generally is roughly proportional to the change in value of the underlying asset. In contrast, the buyer of an option-based derivative generally will benefit from favorable movements in the price of the underlying asset but is not exposed to the corresponding losses that result from adverse movements in the value of the underlying asset. The seller (writer) of an option-based derivative generally will receive fees or premiums but generally is exposed to losses resulting from changes in the value of the underlying asset. Derivative transactions may include elements of leverage and, accordingly, the fluctuation of the value of the derivative transaction in relation to the underlying asset may be magnified.

Generally, any Permitted Underlying Fund that invests in derivative instruments is required to segregate cash and/or liquid securities to the extent that its obligations under the instrument are not otherwise "covered" through ownership of the underlying security, financial instrument, or currency. As investment companies registered with the SEC, the Permitted Underlying Funds are subject to the federal securities laws, the 1940 Act, related regulations, and published positions of the SEC and the staff of the SEC. Further, in accordance with these positions, with respect to certain kinds of derivatives, the Permitted Underlying Funds must "set aside" (sometimes referred to as "asset segregation") liquid assets or engage in other SEC or SEC staff approved measures while the derivative contracts are still open. For example, with respect to forward contracts and futures that are not legally required to "cash settle," the Permitted Underlying Funds must cover the open position by setting aside liquid assets in an amount equal to the contract's full notional value. With respect to forward contracts and futures that are required to "cash settle," however, the Permitted Underlying Funds are permitted to set aside liquid assets in an amount equal to their daily marked to market (net) obligation, if any, (in other words, their daily net liability, if any) rather than the notional value. The unregistered investment pools in which the Funds may invest may not be required to segregate assets to cover their exposure resulting from investments in derivatives.

Hybrid instruments: A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a "benchmark"). The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark. An example of a hybrid could be a bond issued by an oil company that pays a small base level of interest with additional interest that accrues in correlation to the extent to which oil prices exceed a certain predetermined level. Such a hybrid instrument would be a combination of a bond and a call option on oil.

Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a Permitted Underlying Investment to the credit risk of the issuer of the hybrids. These risks may cause significant fluctuations in the net asset value of the Permitted Underlying Investment. Each Permitted Underlying Fund that invests in hybrid instruments will not invest more than 5% of its total assets in hybrid instruments.

Certain hybrid instruments may provide exposure to the commodities markets. These are derivative securities with one or more commodity-linked components that have payment features similar to commodity futures contracts, commodity options, or similar instruments. Commodity-linked hybrid instruments may be either equity or debt securities, and are considered hybrid instruments because they have both security and commodity-like characteristics. A portion of the value of these instruments may be derived from the value of a commodity, futures contract, index or other economic variable. Permitted Underlying Funds will invest only in commodity-linked hybrid instruments that qualify under applicable rules of the CFTC for an exemption from the provisions of the Commodity Exchange Act.

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Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act. As a result, the Permitted Underlying Funds' investments in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

EVENT-LINKED EXPOSURE
An investor may obtain event-linked exposure by investing in "event-linked bonds" or "event-linked swaps," or implement "event-linked strategies." Event-linked exposure results in gains that typically are contingent on the nonoccurrence of a specific "trigger" event, such as a hurricane, earthquake, or other physical or weather-related phenomena. Some event-linked bonds are commonly referred to as "catastrophe bonds." They may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities (such special purpose entities are created to accomplish a narrow and well-defined objective, such as the issuance of a note in connection with a reinsurance transaction). If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, the bond holder may lose a portion or all of its principal invested in the bond. If no trigger event occurs, the bond holder will recover its principal plus interest. For some event-linked bonds, the trigger event or losses may be based on company-wide losses, index-portfolio losses, industry indices, or readings of scientific instruments rather than specified actual losses. Often the event-linked bonds provide for extensions of maturity that are mandatory, or optional at the discretion of the issuer, in order to process and audit loss claims in those cases where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. In addition to the specified trigger events, event-linked bonds may also expose the investor to certain unanticipated risks including but not limited to issuer risk, credit risk, counterparty risk, adverse regulatory or jurisdictional interpretations, and adverse tax consequences. Event-linked bonds are a relatively new type of financial instrument. As such, there is no significant trading history of these securities, and there can be no assurance that a liquid market in these instruments will develop. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that the bond holder may be forced to liquidate positions when it would not be advantageous to do so. Event-linked bonds are typically rated, and a Permitted Underlying Fund will only invest in catastrophe bonds that meet the credit quality requirements for the Permitted Underlying Fund.

EXCHANGE TRADED FUNDS
ETFs are baskets of securities that, like stocks, trade on exchanges such as the American Stock Exchange and the New York Stock Exchange. ETFs are priced continuously and trade throughout the day. ETFs may track a securities index, a particular market sector, or a particular segment of a securities index or market sector. Some types of ETFs include:

o"SPDRs" (S&P's Depositary Receipts), which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of an S&P Index. Holders of SPDRs are entitled to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the stocks in the S&P Index's underlying investment portfolio, less any trust expenses.
o"Qubes" (QQQ), which invest in the stocks of the Nasdaq 100 Index, a modified capitalization weighted index that includes the stocks of 100 of the largest and most actively traded non-financial companies quoted through Nasdaq. Qubes use a unit investment trust structure that allows immediate reinvestment of dividends.
o"iShares" which are securities that represent ownership in a long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of specific indexes.
o"HOLDRs" (Holding Company Depositary Receipts), which are trust-issued receipts that represent beneficial ownership in a specified group of 20 or more stocks. Unlike other ETFs, a fund can hold the group of stocks as one asset or unbundle the stocks and trade them separately, according to the fund's investment strategies.

ETFs can experience many of the same risks associated with individual stocks. ETFs are subject to market risk where the market as a whole, or that specific sector, may decline. ETFs that invest in volatile stock sectors, such as foreign issuers, smaller companies, or technology, are subject to the additional risks to which those sectors are subject. ETFs may trade at a discount to the aggregate value of the underlying securities. The underlying securities in an ETF may not follow the price movements of an entire industry, sector or index. Trading in an ETF may be halted if the trading in one or more of the ETF's underlying securities is halted. Although expense ratios for ETFs are generally low, frequent trading of ETFs can generate brokerage expenses.

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FOREIGN CURRENCY OPTIONS AND FUTURES TRANSACTIONS
Certain of the Permitted Underlying Investments may invest in foreign currency options. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the option period. A call option gives its owner the right, but not the obligation, to buy the currency while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller (writer) is obligated to fulfill the terms of an option sold if it is exercised. However, either seller or buyer may close its position during the option period in the secondary market for such options at any time prior to expiration. A call rises in value if the underlying currency appreciates. Conversely, a put rises in value if the underlying currency depreciates.

The unregistered investment pools in which the Funds may invest do not typically invest in foreign currency options as a means to hedge against currency risk for other foreign currency denominated investments. However, certain of the Permitted Underlying Investments may utilize such hedging strategies. While purchasing a foreign currency option can protect against an adverse movement in the value of a foreign currency, it does not limit the gain which might result from a favorable movement in the value of such currency. For example, if a Permitted Underlying Investment were holding securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against the decline of the value of the currency, it would not have to exercise its put. Similarly, if a Permitted Underlying Investment has entered into a contract to purchase a security denominated in a foreign currency and had purchased a foreign currency call to hedge against a rise in the value of the currency but instead the currency had depreciated in value between the date of the purchase and the settlement date, the Permitted Underlying Investment would not have to exercise its call, but could acquire in the spot market the amount of foreign currency needed for settlement.

Certain of the Permitted Underlying Investments may invest in foreign currency futures transactions. As part of its financial futures transactions, the Permitted Underlying Investment may use foreign currency futures contracts and options on such futures contracts. Through the purchase or sale of such contracts, the Permitted Underlying Investment may be able to achieve many of the same objectives it may achieve through forward foreign currency exchange contracts more effectively and possibly at a lower cost. Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contracts are standardized as to amount and delivery, and may be traded on boards of trade and commodities exchanges or directly with a dealer which makes a market in such contracts and options. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency exchange contracts.

FOREIGN SECURITIES
Investing in foreign securities (including through the use of depository receipts) involves certain special considerations which are not typically associated with investing in United States securities. Since investments in foreign companies will frequently involve currencies of foreign countries, and since a fund may hold securities and funds in foreign currencies, a fund may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, if any, and may incur costs in connection with conversions between various currencies. Most foreign stock markets, while growing in volume of trading activity, have less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than in the United States and, at times, volatility of price can be greater than in the United States. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on United States exchanges, although each Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed companies in foreign countries than in the United States. In addition, with respect to certain foreign countries, there is the possibility of exchange control restrictions, expropriation or confiscatory taxation, and political, economic or social instability, which could affect investments in those countries. Foreign securities, such as those purchased by a fund, may be subject to foreign government taxes, higher custodian fees, higher brokerage costs and dividend collection fees which could reduce the yield on such securities.

Foreign economies may differ favorably or unfavorably from the U.S. economy in various respects, including growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments positions. Many foreign securities are less liquid and their prices more volatile than comparable U.S. securities. From time to time, foreign securities may be difficult to liquidate rapidly without adverse price effects.

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         The Allianz Variable Insurance Products Fund of Funds Trust-SAI
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Many European countries have adopted a single European currency, commonly referred to as the "euro." The long-term consequences of the euro conversion on foreign exchange rates, interest rates and the value of European securities, all of which may adversely affect the Fund(s), are still uncertain.

INVESTMENT IN COMPANIES IN DEVELOPING COUNTRIES/EMERGING MARKETS
Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of industrialization.

Shareholders should be aware that investing in the equity and fixed income markets of developing countries involves exposure to unstable governments, economies based on only a few industries, and securities markets which trade a small number of securities. Securities markets of developing countries tend to be more volatile than the markets of developed countries; however, such markets have in the past provided the opportunity for higher rates of return to investors.

The value and liquidity of investments in developing countries may be affected favorably or unfavorably by political, economic, fiscal, regulatory or other developments in the particular countries or neighboring regions. The extent of economic development, political stability and market depth of different countries varies widely. For example, certain countries, including, China, Indonesia, Malaysia, the Philippines, Thailand, and Vietnam are either comparatively underdeveloped or are in the process of becoming developed. Such investments typically involve greater potential for gain or loss than investments in securities of issuers in developed countries.

The securities markets in developing countries are substantially smaller, less liquid and more volatile than the major securities markets in the United States. A high proportion of the shares of many issuers may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by a fund. Similarly, volume and liquidity in the bond markets in developing countries are less than in the United States and, at times, price volatility can be greater than in the United States. A limited number of issuers in developing countries' securities markets may represent a disproportionately large percentage of market capitalization and trading volume. The limited liquidity of securities markets in developing countries may also affect a fund's ability to acquire or dispose of securities at the price and time it wishes to do so. Accordingly, during periods of rising securities prices in the more illiquid securities markets, a Permitted Underlying Fund's ability to participate fully in such price increases may be limited by its investment policy of investing not more than 15% (10% for certain Permitted Underlying Funds) of its net assets in illiquid securities. Conversely, a Permitted Underlying Investment's inability to dispose fully and promptly of positions in declining markets will cause its net asset value to decline as the value of the unsold positions is marked to lower prices. In addition, securities markets in developing countries are susceptible to being influenced by large investors trading significant blocks of securities.

Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of the United States. Certain of such countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of investments in those countries and the availability to the Permitted Underlying Investment of additional investments in those countries. In addition, developing countries may have or enact restrictions on the right of foreign investors to repatriate their capital and to remit profits abroad.

Economies of developing countries may differ favorably or unfavorably from the United States' economy in such respects as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Certain developing countries do not have comprehensive systems of laws, although substantial changes have occurred in many such countries in this regard in recent years. Laws regarding fiduciary duties of officers and directors and the protection of shareholders may not be well developed. Even where adequate law exists in such developing countries, it may be impossible to obtain swift and equitable enforcement of such law, or to obtain enforcement of the judgment by a court of another jurisdiction.

Trading in futures contracts on foreign commodity exchanges may be subject to the same or similar risks as trading in foreign securities.

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         The Allianz Variable Insurance Products Fund of Funds Trust-SAI
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DEPOSITARY RECEIPTS
For many foreign securities, U.S. dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks. ADRs represent an interest in the securities of a foreign issuer deposited in a domestic bank or a correspondent bank. ADRs do not eliminate all of the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers' stock, a fund can avoid currency risks during the settlement period for either purchases or sales. In general, there is a large liquid market in the United States for many ADRs. EDRs and GDRs are receipts evidencing an arrangement with European and other banks similar to that for ADRs and are designed for use in European and other securities markets. EDRs and GDRs are not necessarily denominated in the currency of the underlying security.

Certain depositary receipts, typically those categorized as unsponsored, require the holders to bear most of the costs of such facilities while issuers of sponsored facilities normally pay more of the costs. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders with respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through the voting rights.

FOREIGN SOVEREIGN DEBT
Sovereign debt obligations are issued by foreign governments. To the extent that a fund invests in obligations issued by developing or emerging markets, these investments involve additional risks. Sovereign obligors in developing and emerging market countries are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiation, new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit for finance interest payments. Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the foreign sovereign debt securities will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect a Permitted Underlying Investment's holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Foreign currency exchange transactions may be either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers.

The unregistered investment pools in which the Funds may invest do not typically enter into forward foreign currency contracts in order to hedge against adverse movements in exchange rates between currencies. However, certain other Permitted Underlying Investments may use such strategies. For example, when a Permitted Underlying Investment enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may want to establish the United States dollar cost or proceeds, as the case may be. By entering into a forward currency contract in United States dollars for the purchase or sale of the amount of foreign currency involved in an underlying security transaction, the Permitted Underlying Investment is able to protect itself against a possible loss between trade and settlement dates resulting from an adverse change in the relationship between the United States dollar and such foreign currency. Additionally, for example, when the manager or managers of a Permitted Underlying Investment believes that a foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward currency sale contract to sell an amount of that foreign currency approximating the value of some or all of that Permitted Underlying Investment's portfolio securities or other assets denominated in such foreign currency. Alternatively, when the manager or managers of a Permitted Underlying Investment believes that a foreign currency will increase in value relative to the U.S. dollar, it may enter into a forward currency purchase contract to buy that foreign currency for a fixed U.S. dollar amount; however, this tends to limit potential gains which might result from a positive change in such currency relationships. The manager or managers of a Permitted Underlying Investment may use foreign currency options and forward contracts to increase exposure to a foreign currency or to shift

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         The Allianz Variable Insurance Products Fund of Funds Trust-SAI
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exposure to foreign currency fluctuations from one country to another. To the extent that the currency is not being used for hedging purposes, the Fund will segregate or "earmark" cash or assets determined to be liquid.

The unregistered investment pools in which the Funds may invest do not typically engage in offsetting transactions. However, certain Permitted Underlying Investments may retain a portfolio security and engage in an offsetting transaction by investing in a forward foreign currency contract. In these situations, a gain or a loss will be incurred to the extent that there has been a movement in forward currency contract prices. If the Permitted Underlying Investment engages in an offsetting transaction it may subsequently enter into a new forward currency contract to sell the foreign currency. If forward prices decline during the period between the date on which a Permitted Underlying Investment enters into a forward currency contract for the sale of foreign currency and the date on which it enters into an offsetting contract for the purchase of the foreign currency, the Permitted Underlying Investment would realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. The Permitted Underlying Investments will have to convert any holdings of foreign currencies into United States dollars from time to time. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies.

FUTURES
The Permitted Underlying Investments (other than the AZL Money Market Fund) may enter into futures contracts. This investment technique is used primarily to hedge against anticipated future changes in market conditions or foreign exchange rates which otherwise might adversely affect the value of securities which a Permitted Underlying Investment holds or intends to purchase. For example, when interest rates are expected to rise or market values of portfolio securities are expected to fall, an investor can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, an investor, through the purchase of such contract, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases.

The acquisition of put and call options on futures contracts will, respectively, give a Permitted Underlying Investment the right (but not the obligation), for a specified price to sell or to purchase the underlying futures contract, upon exercising the option any time during the option period.

Futures transactions involve broker costs and may require segregation of liquid assets, such as cash, U.S. government securities or other liquid high-grade debt obligations to cover its performance under such contracts. An investor may lose the expected benefit of futures contracts if interest rates, securities or foreign exchange rates move in an unanticipated manner. Such unanticipated changes may also result in poorer overall investment performance than if the investor had not entered into any futures transactions. In addition, when an investor uses futures for hedging purposes the value of the investor's futures positions may not prove to be perfectly or even highly correlated with its portfolio securities and foreign currencies, limiting the investor's ability to hedge effectively against interest rate, foreign exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

FUTURES AND OPTIONS INVESTMENT RISKS
Investors incur brokerage fees in connection with its futures and options transactions. The Permitted Underlying Funds that engage in futures and options transactions will be required to segregate funds for the benefit of brokers as margin to guarantee performance of its futures and options contracts. In addition, while such contracts may be entered into to reduce certain risks, trading in these contracts entails certain other risks. Thus, while an investor may benefit from the use of futures contracts and related options, unanticipated changes in interest rates may result in a poorer overall investment performance than if the investor had not entered into any such contracts. Additionally, the skills required to invest successfully in futures and options may differ from skills required for managing other assets in a portfolio.

Pursuant to a claim for exemption filed with the Commodity Futures Trading Commission ("CFTC") on behalf of the Funds, neither the Trust nor the Funds are deemed to be a "commodity pool" or "commodity pool operator" under the Commodity Exchange Act ("CEA"), and they are not subject to registration or regulation as such under the CEA. The Manager is not deemed to be a "commodity pool operator" with respect to its service as investment adviser to the Funds.

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         The Allianz Variable Insurance Products Fund of Funds Trust-SAI
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A Permitted Underlying Fund will not engage in transactions in financial futures contracts or options thereon for speculation, but only to attempt to hedge against changes in market conditions affecting the values of securities which the Permitted Underlying Fund holds or intends to purchase. When futures contracts or options thereon are purchased to protect against a price increase on securities intended to be purchased later, it is anticipated that at least 25% of such intended purchases will be completed. When other futures contracts or options thereon are purchased, the underlying value of such contracts will at all times not exceed the sum of: (1) accrued profit on such contracts held by the broker; (2) cash or high-quality money market instruments set aside in an identifiable manner; and (3) cash proceeds from investments due in 30 days.

GUARANTEED INVESTMENT CONTRACTS
A Guaranteed Investment Contract ("GIC") is a pure investment product in which a life insurance company agrees, for a single premium, to pay the principal amount of a predetermined annual crediting (interest) rate over the life of the investment, all of which is paid at the maturity date. GICs typically guarantee the interest rate paid but not the principal.

ILLIQUID SECURITIES
Certain of the Permitted Underlying Investments may invest include securities issued by corporations without registration under the Securities Act of 1933, as amended (the "1933 Act"), in reliance on the so-called "private placement" exemption from registration which is afforded by Section 4(2) of the 1933 Act ("Section 4(2) Securities"). Section 4(2) Securities are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as the Permitted Underlying Investments, who agree that they are purchasing the securities for investment and not with a view to public distribution. Any resale must also generally be made in an exempt transaction. Section 4(2) Securities are normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in such Section 4(2) Securities, thus providing liquidity. The Trust's board of trustees (the "Board" or "Board of Trustees") has delegated to the Manager the day-to-day authority to determine whether a particular issue of
Section 4(2) Securities that are eligible for resale under Rule 144A under the 1933 Act should be treated as liquid. Rule 144A provides a safe-harbor exemption from the registration requirements of the 1933 Act for resales to "qualified institutional buyers" as defined in the Rule. With the exception of registered broker-dealers, a qualified institutional buyer must generally own and invest on a discretionary basis at least $100 million in securities.

The subadviser of a Permitted Underlying Fund may deem Section 4(2) Securities liquid if they believe that, based on the trading markets for such security, such security can be disposed of within seven (7) days in the ordinary course of business at approximately the amount at which a Permitted Underlying Fund has valued the security. In making such determination, the adviser/subadviser generally considers any and all factors that they deem relevant, which may include: (i) the credit quality of the issuer; (ii) the frequency of trades and quotes for the security; (iii) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (iv) dealer undertakings to make a market in the security; and (v) the nature of the security and the nature of market-place trades.

Subject to the limitations described above, certain of the Permitted Underlying Funds may acquire investments that are illiquid or of limited liquidity, such as private placements or investments that are not registered under the 1933 Act. An illiquid investment is any investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued the Permitted Underlying Fund. The price a Permitted Underlying Fund pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly, the valuation of these securities will reflect any limitations on their liquidity. A Permitted Underlying Fund may not invest in additional illiquid securities if, as a result, more than 15% (for some Funds, 10%) of the market value of its net assets would be invested in illiquid securities.

Treatment of Section 4(2) Securities as liquid could have the effect of decreasing the level of a Permitted Underlying Investment's liquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities.

INITIAL PUBLIC OFFERINGS
A Fund may invest in initial public offerings (IPOs) of common stock or other primary or secondary syndicated offerings of equity or debt securities issued by a corporate issuer. A purchase of IPO securities often involves higher transaction costs than those associated with the purchase of securities already traded on exchanges or markets. IPO securities are subject to market risk and liquidity risk. The market value of recently issued IPO securities may

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         The Allianz Variable Insurance Products Fund of Funds Trust-SAI
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fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading and speculation, a potentially small number of securities available for trading, and limited information about the issuer. A Fund may hold IPO securities for a period of time or may sell them soon after the purchase. Investments in IPOs could have an increased impact, either positive or negative, on a Fund's performance if the Fund's assets are relatively small. The impact of an IPO on a Fund's performance may tend to diminish as the Fund grows. In circumstances where investments in IPOs make a significant contribution to a Fund's performance, there can be no assurance that similar contributions from IPOs will continue in the future.

LENDING OF PORTFOLIO SECURITIES
In order to generate additional income, the Permitted Underlying Investments may, from time to time, lend up to 33 1/3% of their portfolio securities to broker dealers, banks or institutional borrowers of securities. A Permitted Underlying Fund must receive initial collateral equal to 102% (105% for foreign securities) of the market value of domestic securities and 100% thereafter (or current percentage consistent with applicable legal or regulatory limitations) in the form of cash or U.S. government securities. This collateral must be valued daily by the Permitted Underlying Fund and, if the market value of the loaned securities increases, the borrower must furnish additional collateral to the Permitted Underlying Fund. During the time portfolio securities are on loan, the borrower pays the Permitted Underlying Fund any dividends or interest paid on such securities. Loans are subject to termination by the Permitted Underlying Fund or the borrower at any time. While the Permitted Underlying Fund does not have the right to vote securities on loan, it intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the event the borrower defaults in its obligation to a Permitted Underlying Fund, the Permitted Underlying Fund bears the risk of delay in the recovery of its portfolio securities and the risk of loss of rights in the collateral. The Permitted Underlying Fund will enter into loan arrangements only with broker dealers, banks or other institutions determined to be creditworthy by the Manager.

LOAN PARTICIPATIONS AND ASSIGNMENTS
Loans, loan participations and interests in securitized loan pools are interests in amounts owed by a corporate, governmental or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies or international agencies). Loans involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to an investor in the event of fraud or misrepresentation.

Investments in loans through a direct assignment of the financial institution's interests with respect to the loan may involve additional risks. For example, if a loan is foreclosed, a Permitted Underlying Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a Permitted Underlying Fund could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, the Permitted Underlying Fund relies on its subadviser's research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Permitted Underlying Fund.

MORTGAGE-RELATED SECURITIES
Mortgage-related securities may be issued or guaranteed by the U.S. government, its agencies or instrumentalities. In addition, mortgage-related securities may be issued by non-governmental entities, including collateralized mortgage obligations structured as pools of mortgage pass-through certificates or mortgage loans, subject to the rating limitations described in the Prospectus.

Mortgage-related securities, for purposes of the Prospectus and this SAI, represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as GNMA and government-related organizations such as FNMA and the FHLMC, as well as by non-governmental issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies. Although certain mortgage-related securities are guaranteed by a third party or are otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. Accelerated prepayments have an adverse impact on yields for pass-through securities purchased at a premium (i.e., a price in excess of principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is prepaid. The opposite is true for pass-through securities purchased at a discount. An investor may purchase mortgage-related securities at a premium or at a discount. If an investor purchases a mortgage-related security

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         The Allianz Variable Insurance Products Fund of Funds Trust-SAI
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at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment, thereby shortening the life of the security and shortening the period of time over which income at the higher rate is received. When interest rates are rising, though, the rate of prepayment tends to decrease, thereby lengthening the period of time over which income at the lower rate is received. For these and other reasons, a mortgage-related security's average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore, it is not possible to predict accurately the security's return to the Permitted Underlying Investment. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return the Permitted Underlying Investment will receive when these amounts are reinvested.

If an investor purchases mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the investor may receive payments only after the pool's obligations to other investors have been satisfied. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool's ability to make payments of principal or interest to the investor as a holder of such subordinated securities, reducing the values of those securities or in some cases rendering them worthless. The risk of such defaults is generally higher in the case of mortgage pools that include so-called "subprime" mortgages. An unexpectedly high or low rate of prepayments on a pool's underlying mortgages may have a similar effect on subordinated securities. A mortgage pool may issue securities subject to various levels of subordination. The risk of non-payment affects securities at each level, although the risk is greater in the case of more highly subordinated securities.

There are a number of important differences among the agencies and the instrumentalities of the U.S. government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guaranty is backed by the full-faith and credit of the United States. GNMA is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. GNMA certificates are also supported by the authority of the GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by FHLMC include FHLMC mortgage participation certificates (also known as "Freddie Macs" or "PCs"). FHLMC is a corporate instrumentality of the United States, organized pursuant to an Act of Congress, which is owned entirely by the Federal Home Loan banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

COLLATERALIZED MORTGAGE OBLIGATIONS
Mortgage-related securities may also include collateralized mortgage obligations ("CMOs"). CMOs are debt obligations issued generally by finance subsidiaries or trusts that are secured by mortgage-backed certificates, including, in many cases, certificates issued by government-related guarantors, including GNMA, FNMA and FHLMC, together with certain funds and other collateral. Although payment of the principal of and interest on the mortgage-backed certificates pledged to secure the CMOs may be guaranteed by GNMA, FNMA or FHLMC, the CMOs represent obligations solely of the issuer and are not insured or guaranteed by GNMA, FHLMC, FNMA or any other governmental agency, or by any other person or entity. The issuers of the CMOs typically have no significant assets other than those pledged as collateral for the obligations.

CMOS ARE ISSUED IN MULTIPLE CLASSES. Each class of CMOs, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the mortgage loans or the mortgage assets underlying the CMOs may cause some

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         The Allianz Variable Insurance Products Fund of Funds Trust-SAI
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or all of the classes of CMOs to be retired substantially earlier than their final distribution dates. Generally, interest is paid or accrues on all classes of CMOs on a monthly basis.

The principal of and interest on the mortgage assets may be allocated among the several classes of CMOs in various ways. In certain structures (known as "sequential pay" CMOs), payments of principal, including any principal prepayments, on the mortgage assets generally are applied to the classes of CMOs in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs until all other classes having an earlier final distribution date have been paid in full.

Additional structures of CMOs include, among others, "parallel pay" CMOs. Parallel pay CMOs are those which are structured to apply principal payments and prepayments of the mortgage assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

STRIPPED MORTGAGE SECURITIES
Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities have greater volatility than other types of mortgage securities. Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, stripped mortgage securities are generally illiquid.

Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest ("IO" or interest-only), while the other class will receive all of the principal ("PO" or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Permitted Underlying Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by an NRSRO.

In addition to the stripped mortgage securities described above, certain of the Permitted Underlying Investments may invest in similar securities such as Super POs and Levered IOs which are more volatile than POs, IOs and IOettes. Risks associated with instruments such as Super POs are similar in nature to those risks related to investments in POs. IOettes represent the right to receive interest payments on an underlying pool of mortgages with similar risks as those associated with IOs. Unlike IOs, the owner also has the right to receive a very small portion of the principal. Risks connected with Levered IOs and IOettes are similar in nature to those associated with IOs. Certain of the Permitted Underlying Investments may also invest in other similar instruments developed in the future that are deemed consistent with its investment objective, policies and restrictions. POs may generate taxable income from the current accrual of original issue discount, without a corresponding distribution of cash.

Stripped mortgage-backed securities may be purchased for hedging purposes to protect against interest rate fluctuations. For example, since an IO will tend to increase in value as interest rates rise, it may be utilized to hedge against a decrease in value of other fixed-income securities in a rising interest rate environment. With respect to IOs, if the underlying mortgage securities experience greater than anticipated prepayments of principal, the Permitted Underlying Investment may fail to recoup fully its initial investment in these securities even if the securities are rated in the highest rating category by an NRSRO. Stripped mortgage-backed securities may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The market value of the class consisting entirely of principal payments can be extremely volatile in response to changes in interest rates. The yields on stripped mortgage-backed securities that receive all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be fully recouped. The market for CMOs and other stripped mortgage-backed

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securities may be less liquid if these securities lose their value as a result of changes in interest rates; in that case, it may be difficult to sell such securities.

OPTIONS
The Permitted Underlying Investments (other than the AZL Money Market Fund) may write (or sell) put and call options. A Permitted Underlying Investments may write options on the securities that a Permitted Underlying Fund is authorized to buy or already holds in its portfolio. These option contracts may be listed for trading on a national securities exchange or traded over-the-counter. The Permitted Underlying Investments (other than the AZL Money Market Fund) may also purchase put and call options.

A call option gives the purchaser of the option the right to buy, and the writer has the obligation to sell, the underlying security or foreign currency at the stated exercise price at any time prior to the expiration of the option, regardless of the market price or exchange rate of the security or foreign currency, as the case may be. The premium paid to the writer is consideration for undertaking the obligations under the option contract. A put option gives the purchaser the right to sell the underlying security or foreign currency at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price or exchange rate of the security or foreign currency, as the case may be. Put and call options purchased by the Permitted Underlying Investments are valued at the last sale price, or in the absence of such a price, at the mean between bid and asked price.

When a Permitted Underlying Investment writes an option, an amount equal to the net premium (the premium less the commission) received by the Permitted Underlying Investment is included in the liability section of the Permitted Underlying Investment's statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked-to-market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option expires on the stipulated expiration date or if the Permitted Underlying Investment enters into a closing purchase transaction, it will realize a gain (or a loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option is exercised, the Permitted Underlying Investment may deliver the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received and the Permitted Underlying Investment will realize a gain or loss.

In order to close out a call option it has written, the Permitted Underlying Investment will enter into a "closing purchase transaction" (the purchase of a call option on the same security or currency with the same exercise price and expiration date as the call option which such Permitted Underlying Investment previously has written). When the portfolio security or currency subject to a call option is sold, the Permitted Underlying Investment will effect a closing purchase transaction to close out an existing call option on that security or currency. If such Permitted Underlying Investment is unable to effect a closing purchase transaction, it will not be able to sell the underlying security or currency until the option expires or that Permitted Underlying Investment delivers the underlying security or currency upon exercise. In addition, upon the exercise of a call option by the option holder, the Permitted Underlying Investment will forego the potential benefit represented by market depreciation over the exercise price.

A Permitted Underlying Fund may sell "covered" put and call options as a means of hedging the price risk of securities in the Permitted Underlying Fund's portfolio. The sale of a call option against an amount of cash equal to the put's potential liability constitutes a "covered put."

Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than exchange-traded options. Because OTC options are not traded on an exchange, pricing is normally done by reference to information from a market marker. This information is carefully monitored by the subadviser of a Permitted Underlying Fund and verified in appropriate cases. OTC options are subject to the Permitted Underlying Funds' 15% (or 10% for certain Permitted Underlying Funds) limit on investments in securities which are illiquid or not readily marketable (see "Investment Restrictions"), provided that OTC option transactions by a Permitted Underlying Fund with a primary U.S. Government securities dealer which has given the Permitted Underlying Fund an absolute right to repurchase according to a "repurchase formula" will not be subject to such 15% limit.

The Permitted Underlying Investments (other than the AZL Money Market Fund) may also purchase or sell index options. Index options (or options on securities indices) are similar in many respects to options on securities except that an

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index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

Because index options are settled in cash, a call writer cannot determine the amount of its settlement obligations in advance and, unlike call writing on specific securities, cannot provide in advance for, or cover, its potential settlement obligations by acquiring and holding the underlying securities. A Permitted Underlying Fund may be required to segregate assets or provide an initial margin to cover index options that would require it to pay cash upon exercise.

PREFERRED STOCKS
Shareholders of preferred stocks normally have the right to receive dividends at a fixed rate, when and as declared by the issuer's board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on the preferred stock may be cumulative, and all cumulative dividends usually must be paid prior to common shareholders receiving any dividends. Because preferred stock dividends must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. Preferred stocks are generally subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.

REAL ESTATE INVESTMENT TRUSTS
Certain of the Permitted Underlying Investments may invest in equity or debt real estate investment trusts ("REITs"). Equity REITs are trusts that sell shares to investors and use the proceeds to invest in real estate or interests in real estate. Debt REITs invest in obligations secured by mortgages on real property or interests in real property. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income. Also, REITs may not be diversified. A REIT may fail to qualify for pass-through tax treatment of its income under the Internal Revenue Code of 1986, as amended (the "Code") and may also fail to maintain its exemption from registration under the 1940 Act. Also, REITs (particularly equity REITs) may be dependent upon management skill and face risks of failing to obtain adequate financing on favorable terms.

REPURCHASE AGREEMENTS
Securities held by any of the Permitted Underlying Investments may be subject to repurchase agreements. Under the terms of a repurchase agreement, an investor acquires securities from member banks of the Federal Deposit Insurance Corporation and registered broker-dealers which the investor deems creditworthy, subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price would generally equal the price paid by the investor plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain at all times the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligations or become insolvent, the investor holding such obligation would suffer a loss to the extent that the proceeds from the sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the investor were delayed pending court action. Additionally, there is no controlling legal precedent confirming that the investor would be entitled, as against the claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although the Board of Trustees believes that, under the regular procedures normally in effect for the custody of a Permitted Underlying Fund's securities subject to repurchase agreements, and under federal laws, a court of competent jurisdiction would rule in favor of the Trust if presented with the question. Securities subject to repurchase agreements will be held by the Trust's Custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by a Permitted Underlying Fund under the 1940 Act.

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REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLL AGREEMENTS
Pursuant to reverse repurchase agreements and dollar roll agreements an investor sells portfolio securities to financial institutions such as banks and broker-dealers and agrees to repurchase the securities, or substantially similar securities in the case of a dollar roll agreement, at a mutually agreed-upon date and price. A dollar roll agreement is identical to a reverse repurchase agreement except for the fact that substantially similar securities may be repurchased. At the time a Permitted Underlying Fund enters into a reverse repurchase agreement or a dollar roll agreement, it will segregate assets such as U.S. government securities or other liquid high-grade debt securities consistent with the Permitted Underlying Fund's investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently continually monitor the account to insure that such equivalent value is maintained. Reverse repurchase agreements and dollar roll agreements involve the risk that the market value of the securities sold by the investor may decline below the price at which the investor is obligated to repurchase the securities. Reverse repurchase agreements and dollar roll agreements are considered to be borrowings by a Permitted Underlying Fund under the 1940 Act and, therefore, a form of leverage. A Permitted Underlying Investment may experience a negative impact on its net asset value if interest rates rise during the term of a reverse repurchase agreement or dollar roll agreement. A Permitted Underlying Investment generally will invest the proceeds of such borrowings only when such borrowings will enhance a Permitted Underlying Investment's liquidity or when the Permitted Underlying Investment reasonably expects that the interest income to be earned from the investment of the proceeds is greater than the interest expense of the transaction.

RISKS OF TECHNIQUES INVOLVING LEVERAGE
Use of leveraging involves special risks and may involve speculative investment techniques. Certain of the Permitted Underlying Investments may borrow for other than temporary or emergency purposes, lend their securities, enter reverse repurchase agreements, and purchase securities on a when issued or forward commitment basis. In addition, certain of the Permitted Underlying Investments may engage in dollar roll transactions. Each of these types of transactions involves the use of "leverage" when cash made available through the investment technique is used to make additional portfolio investments. In order for a Permitted Underlying Fund to use these investment techniques, its adviser or subadviser of the Permitted Underlying Fund must believe that the leveraging and the returns available to the Permitted Underlying Fund from investing the cash will provide shareholders a potentially higher return.

Leverage exists when an investor achieves the right to a return on a capital base that exceeds the investment the investor has invested. Leverage creates the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, which exceeds the equity base of the Permitted Underlying Fund. Leverage may involve the creation of a liability that requires the payment of interest (for instance, reverse repurchase agreements) or the creation of a liability that does not entail any interest costs (for instance, forward commitment transactions).

The risks of leverage include a higher volatility of the net asset value of a Permitted Underlying Investment's shares and the relatively greater effect on the net asset value of the shares caused by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield obtained from investing the cash. So long as a Permitted Underlying Investment is able to realize a net return on its investment portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income being realized by the Permitted Underlying Investment than if the Permitted Underlying Investment were not leveraged. On the other hand, interest rates change from time to time as does their relationship to each other depending upon such factors as supply and demand, monetary and tax policies and investor expectations. Changes in such factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on a Permitted Underlying Investment's investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense on borrowings were to exceed the net return to shareholders, such Permitted Underlying Investment's use of leverage would result in a lower rate of return than if the Permitted Underlying Investment were not leveraged. Similarly, the effect of leverage in a declining market could be a greater decrease in net asset value per share than if a Permitted Underlying Investment were not leveraged. In an extreme case, if a Permitted Underlying Investments current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for the Permitted Underlying Investment to liquidate certain of its investments at an inappropriate time. The use of leverage may be considered speculative.

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SHORT SALES AGAINST THE BOX
Certain of the Permitted Underlying Investments may engage in short sales against the box. In a short sale, an investor sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. A Permitted Underlying Investment may engage in a short sale if at the time of the short sale the Permitted Underlying Investment owns or has the right to obtain without additional cost an equal amount of the security being sold short. This investment technique is known as a short sale "against the box." It may be entered into by a Permitted Underlying Investment to, for example, lock in a sale price for a security the Permitted Underlying Investment does not wish to sell immediately. If a Permitted Underlying Investment engages in a short sale, the proceeds of the short sale are retained by the broker pursuant to applicable margin rules. Additionally, the collateral for the short position will be segregated in an account with the Permitted Underlying Investment's custodian or qualified sub-custodian. The segregated assets are pledged to the selling broker pursuant to applicable margin rules. If the broker were to become bankrupt, a Permitted Underlying Investment could experience losses or delays in recovering gains on short sales. To minimize this risk, a Permitted Underlying Investment will enter into short sales against the box only with brokers deemed by the adviser/subadviser of a Permitted Underlying Investment to be creditworthy. No more than 10% of the Permitted Underlying Investment's net assets (taken at current value) may be held as collateral for short sales against the box at any one time.

The Permitted Underlying Investment may make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Permitted Underlying Investment (or a security convertible or exchangeable for such security). In such case, any future losses in the Permitted Underlying Investment's long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Permitted Underlying Investment owns. There will be certain additional transaction costs associated with short sales against the box, but the Permitted Underlying Investment will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.

If the Permitted Underlying Investment effects a short sale of securities at a time when it has an unrealized gain on the securities, it may be required to recognize that gain as if it had actually sold the securities (as a "constructive sale") on the date it effects the short sale. However, such constructive sale treatment may not apply if the Permitted Underlying Investment closes out the short sale with securities other than the appreciated securities held at the time of the short sale and if certain other conditions are satisfied. Uncertainty regarding the tax consequences of effecting short sales may limit the extent to which the Permitted Underlying Investment may effect short sales.

SMALL COMPANY STOCKS
Funds that invest significantly in securities issued by small-cap companies are subject to capitalization risk. These securities may present additional risk because they have less predictable earnings or no earnings, more volatile share prices and are less liquid than securities issued by large-cap companies. These securities may also fluctuate in value more than those of larger, more established companies and, as a group, may suffer more severe price declines during periods of generally declining stock prices.

SPECIAL SITUATION COMPANIES
Certain of the Permitted Underlying Funds may invest in "special situation companies." "Special situation companies" include those involved in an actual or prospective acquisition or consolidation; reorganization; recapitalization; merger, liquidation or distribution of cash, securities or other assets; a tender or exchange offer; a breakup or workout of a holding company; or litigation which, if resolved favorably, would improve the value of the company's stock. If the actual or prospective situation does not materialize as anticipated, the market price of the securities of a "special situation company" may decline significantly. Therefore, an investment in a Permitted Underlying Fund that invests a significant portion of its assets in these securities may involve a greater degree of risk than an investment in other mutual funds that seek long-term growth of capital by investing in better-known, larger companies. The subadvisers of certain Permitted Underlying Funds believe, however, that by conducting careful analysis of "special situation companies" investing in the securities of these companies at the appropriate time, a Permitted Underlying Fund may achieve capital growth. There can be no assurance however, that a special situation that exists at the time the Permitted Underlying Fund makes its investment will be consummated under the terms and within the time period contemplated, if it is consummated at all.

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STRUCTURED NOTES
Structured notes are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. The terms of the structured and indexed securities may provide that in certain circumstances no principal is due at maturity and therefore, may result in a loss of invested capital. Structured and indexed securities may be positively or negatively indexed, so that appreciation of the reference may produce an increase or a decrease in the interest rate or the value of the structured or indexed security at maturity may be calculated as a specified multiple of the change in the value of the reference; therefore, the value of such security may be very volatile. Structured and indexed securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference. Structured or indexed securities may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. To the extent a Permitted Underlying Investment invests in these securities, they will be analyzed in the overall assessment of the effective duration of the Permitted Underlying Investment's portfolio in an effort to monitor the Permitted Underlying Investment's interest rate risk.

SWAP AGREEMENTS
Investors enter into swap agreements for the purpose of attempting to obtain a particular desired return at a lower cost than if the investor had invested directly in a security that yielded or produced that desired return. These instruments also may be used for tax and/or cash management purposes. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a particular security, or at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. The "notional amount" of the swap agreement is only a fictitious basis on which to calculate the obligations which the parties to a swap agreement have agreed to exchange. A Permitted Underlying Investment's obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement. The Permitted Underlying Investment's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Permitted Underlying Investment) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, U.S government securities, or high grade debt obligations, to limit any potential leveraging of the Permitted Underlying Investment's portfolio. A Permitted Underlying Fund will not enter into a swap agreement with any single party if the net amount that would be owed or received under contracts with that party would exceed 5% of the Permitted Underlying Fund's total assets.

Credit Default Swaps: A credit default swap agreement may have as reference obligations one or more securities that are not currently held by the investor. The protection "buyer" in a credit default contract is generally obligated to pay the protection "seller" an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the "par value" (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. An investor may be either the buyer or seller in the transaction. If the investor is a buyer and no credit event occurs, the investor may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, an investor generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, an investor would effectively add leverage to its portfolio because, in addition to its total net assets, the investor would be subject to investment exposure on the notional amount of the swap.

Credit default swap agreements involve greater risks than if an investor had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Permitted Underlying Investment will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover

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nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. The Permitted Underlying Investment's obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Permitted Underlying Fund). In connection with credit default swaps in which a Permitted Underlying Investment is the buyer, the Permitted Underlying Investment will segregate or "earmark" cash or assets determined to be liquid, or enter into certain offsetting positions, with a value at least equal to the Permitted Underlying Investment's exposure (any accrued but unpaid net amounts owed by the Permitted Underlying Investment to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a Permitted Underlying Investment is the seller, the Permitted Underlying Investment will segregate or "earmark" cash or assets determined to be liquid, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Permitted Underlying Investment). Such segregation or "earmarking" will ensure that the Permitted Underlying Investment has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the Permitted Underlying Investment's portfolio. Such segregation or "earmarking" will not limit the Permitted Underlying Investment's exposure to loss.

Whether a Permitted Underlying Investment's use of swap agreements will be successful in furthering its investment objective will depend on the ability of its manager to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, the Permitted Underlying Investment bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The manager of a Permitted Underlying Investment will cause the Fund to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Permitted Underlying Investment's repurchase agreement guidelines. Certain positions adopted by the Internal Revenue Service may limit the Permitted Underlying Fund's ability to use swap agreements in a desired tax strategy. The swap market is largely unregulated. It is possible that developments in the swap market and the laws relating to swaps, including potential government regulation, could adversely affect the Permitted Underlying Investment's ability to terminate existing swap agreements, to realize amounts to be received under such agreements, or to enter into swap agreements, or could have adverse tax consequences.

TAXABLE AND TAX EXEMPT MUNICIPAL SECURITIES
Certain of the Permitted Underlying Investment may invest in municipal securities. Municipal securities include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately-operated facilities are included within the term municipal securities, only if the interest paid thereon is exempt from federal taxes.

Other types of municipal securities include short-term General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Project Notes, Tax-Exempt Commercial Paper, Construction Loan Notes and other forms of short-term tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues.

Project Notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the Project Notes.

The two principal classifications of municipal securities consist of "general obligation" and "revenue" issues. There are, of course, variations in the quality of municipal securities, both within a particular classification and between classifications, and the yields on municipal securities depend upon a variety of factors, including the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. Ratings represent the opinions of an NRSRO as to the quality of municipal securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and municipal securities with the same maturity, interest rate and rating may have different yields, while municipal securities of the same maturity and interest rate with different ratings may have the same yield.

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Subsequent to purchase, an issue of municipal securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase. The subadviser of a Permitted Underlying Fund will consider such an event in determining whether the Permitted Underlying Fund should continue to hold the obligation.

An issuer's obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal securities may be materially adversely affected by litigation or other conditions.

VARIABLE AND FLOATING RATE DEMAND AND MASTER DEMAND NOTES
Certain of the Permitted Underlying Investments may, from time to time, buy variable rate demand notes issued by corporations, bank holding companies, and financial institutions, and similar taxable and tax-exempt instruments issued by government agencies and instrumentalities. These securities will typically have a maturity in the 5 to 20 year range but carry with them the right of the holder to put the securities to a remarketing agent or other entity on short notice, typically seven days or less. The obligation of the issuer of the put to repurchase the securities is backed up by a letter of credit or other obligation issued by a financial institution. The purchase price is ordinarily par plus accrued and unpaid interest. Ordinarily, the remarketing agent will adjust the interest rate every seven days (or at other intervals corresponding to the notice period for the put), in order to maintain the interest rate at the prevailing rate for securities with a seven-day maturity.

Variable amount master demand notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a fund may demand payment of principal and accrued interest at any time. While the notes are not rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial and other business concerns) must satisfy the same criteria set forth above for commercial paper. The manager of a Permitted Underlying Investment will consider the earning power, cash flow, and other liquidity ratios of such notes and will continuously monitor the financial status and ability to make payment on demand. In determining dollar weighted average maturity, a variable amount master demand note will be deemed to have a maturity equal to the longer of the period of time remaining until the next interest rate adjustment or the period of time remaining until the principal amount can be recovered from the issuer through demand.

WARRANTS AND RIGHTS
Warrants are, in effect, longer-term call options. They give the holder the right to purchase a given number of shares of a particular company at specified prices within certain periods of time. The purchaser of a warrant expects that the market price of the security will exceed the purchase price of the warrant plus the exercise price of the warrant, thus giving him a profit. Of course, since the market price may never exceed the exercise price before the expiration date of the warrant, the purchaser of the warrant risks the loss of the entire purchase price of the warrant. Warrants generally trade in the open market and may be sold rather than exercised. Warrants are sometimes sold in unit form with other securities of an issuer. Units of warrants and common stock may be employed in financing young, unseasoned companies. The purchase price of a warrant varies with the exercise price of a warrant, the current market value of the underlying security, the life of the warrant and various other investment factors.

Rights are similar to warrants in they represent the right to buy common shares, however, in contrast, rights have a subscription price lower than the current market of the common stock and a life of two to four weeks.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES
Certain of the Permitted Underlying Investments may purchase securities on a "when-issued" or "delayed delivery" basis. A Permitted Underlying Investment will engage in when-issued and delayed delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment objectives and policies, not for investment leverage, although such transactions represent a form of leveraging. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve risk that the yield obtained in the transaction will be less than that available in the market when the delivery takes place. A Permitted Underlying Investment will not pay for such securities or start earning interest

                                       27
         The Allianz Variable Insurance Products Fund of Funds Trust-SAI
                                 April 27, 2009
on them until they are received. When a Permitted Underlying Investment agrees to purchase securities on a "when-issued" or "delayed delivery" basis, it will segregate, or "earmark" cash or assets determined to be liquid.

Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in the value based upon changes in the general level of interest rates. In when-issued and delayed delivery transactions, a Permitted Underlying Investment relies on the seller to complete the transaction; the seller's failure to do so may cause a Permitted Underlying Investment to miss a price or yield considered to be advantageous. If a Permitted Underlying Investment sells a "when-issued" or "delayed delivery" security before a delivery, any gain would be taxable.

ZERO COUPON AND PAY-IN-KIND SECURITIES
Zero coupon bonds (which do not pay interest until maturity) and pay-in-kind securities (which pay interest in the form of additional securities) may be more speculative and may fluctuate more in value than securities which pay income periodically and in cash. In addition, although an investor receives no periodic cash payments from such investments, applicable tax rules require the investor to accrue and pay out its income from such securities annually as income dividends.


INVESTMENT RESTRICTIONS
The following investment restrictions may be changed with respect to a particular Fund only by the vote of a majority of the outstanding shares of that Fund (as defined under "ADDITIONAL INFORMATION - Vote of a Majority of the Outstanding Shares" in this SAI). All other investment objectives, strategies and limitations described in the Prospectus or this SAI may be changed by the Board of Trustees without a shareholder vote.

No Fund may:
1.Act as an underwriter of securities within the meaning of the 1933 Act except insofar as it might be deemed to be an underwriter upon the disposition of portfolio securities acquired within the limitation on purchases of illiquid securities and except to the extent that the purchase of obligations directly from the issuer thereof in accordance with its investment objective, policies and limitations may be deemed to be underwriting;
2.Invest in commodities, except that as consistent with its investment objective and policies the Fund may: (a) purchase and sell options, forward contracts, futures contracts, including without limitation those relating to indices; (b) purchase and sell options on futures contracts or indices; and (c) purchase publicly traded securities of companies and other investment companies engaging in whole or in part in such activities.
3.Purchase or sell real estate, except that it may purchase securities of issuers and other investment companies which deal in real estate and may purchase securities which are secured by interests in real estate;
4.Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that:
  (a)there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and repurchase agreements secured by such instruments;
  (b)wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents;
  (c)utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry;
  (d)personal credit and business credit businesses will be considered separate industries; and
  (e)investments in securities of other investment companies are not subject to this restriction.
5.Make loans, except that a Fund may purchase and hold debt instruments and enter into repurchase agreements in accordance with its investment objective and policies and may lend portfolio securities in an amount not exceeding one-third of its total assets.
6.Issue senior securities except to the extent permitted under the 1940 Act or any rule, order or interpretation thereunder.

                                       28
         The Allianz Variable Insurance Products Fund of Funds Trust-SAI
                                 April 27, 2009

7.Borrow money (not including reverse repurchase agreements or dollar roll agreements), except that each Fund may borrow from banks for temporary or emergency purposes and then only in amounts up to 30% of its total assets at the time of borrowing and provided that such bank borrowings and reverse repurchase agreements and dollar roll agreements do not exceed in the aggregate one-third of the Fund's total assets less liabilities other than the obligations represented by the bank borrowings, reverse repurchase agreements and dollar roll agreements, or mortgage, pledge or hypothecate any assets except in connection with a bank borrowing in amounts not to exceed 30% of the Fund's net assets at the time of borrowing.

For purposes of the above investment limitations and the non-fundamental limitation No. 5 below, the Funds treat all supranational organizations as a single industry and each foreign government (and all of its agencies) as a separate industry. In addition, a security is considered to be issued by the government entity (or entities) whose assets and revenues back the security.

With respect to investment limitation No. 2 above, "commodities" includes commodity contracts. With respect to investment limitation No. 7 above, and as a non-fundamental policy which may be changed without the vote of shareholders, no Fund will purchase securities while its outstanding borrowings (including reverse repurchase agreements) are in excess of 5% of its total assets. Securities held in escrow or in separate accounts in connection with a Fund's investment practices described in the Fund's Prospectus or SAI are not deemed to be pledged for purposes of this limitation.

In addition, the Funds are subject to the following non-fundamental limitations, which may be changed without the vote of shareholders. No Fund may:
1.Write or sell put options, call options, straddles, spreads, or any combination thereof, except as consistent with the Fund's investment objective and policies for transactions in options on securities or indices of securities, futures contracts and options on futures contracts and in similar investments.
2.Purchase securities on margin, make short sales of securities or maintain a short position, except that, as consistent with a Fund's investment objective and policies, (a) this investment limitation shall not apply to the Fund's transactions in futures contracts and related options, options on securities or indices of securities and similar instruments, (b) it may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (c) Funds may engage in short sales against the box.
3.Purchase securities of companies for the purpose of exercising control. 4.Except as noted otherwise elsewhere in this SAI, invest more than 15% of its net assets in illiquid securities.
5.Purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in such issuer or the Fund would hold more than 10% of any class of securities of the issuer or more than 10% of the outstanding voting securities of the issuer, provided that, up to 25% of the value of the Fund's total assets may be invested without regard to such limitations, and further provided that, investments in securities of other investment companies are not subject to such limitations.

Except for the Funds' policy on illiquid securities, and borrowing, if a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Fund's portfolio securities will not constitute a violation of such limitation for purposes of the 1940 Act.

Notwithstanding the foregoing fundamental and non-fundamental investment restrictions, the Permitted Underlying Funds in which the Funds may invest have adopted certain investment restrictions that may be more or less restrictive than those listed above, thereby permitting a Fund to engage indirectly in investment strategies that may be prohibited under the fundamental and non-fundamental investment restrictions listed above. The fundamental and non-fundamental investment restrictions of each Permitted Underlying Fund are set forth in the SAI for each Permitted Underlying Fund.

PORTFOLIO TURNOVER
The portfolio turnover rate for each of the Funds is calculated by dividing the lesser of a Fund's purchases or sales of portfolio securities for the year by the monthly average value of the securities. The Securities and Exchange Commission ("SEC") requires that the calculation exclude all securities whose maturities at the time of acquisition are one year or less. The portfolio turnover rates for the Funds may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemption of shares. High portfolio turnover rates will generally result in

                                      29
         The Allianz Variable Insurance Products Fund of Funds Trust-SAI
                                 April 27, 2009
higher transaction costs to a Fund, including brokerage commissions, and may result in additional tax consequences to a Fund's shareholders. Portfolio turnover rates are set forth in the Financial Highlights of the Prospectus.

TEMPORARY DEFENSIVE INVESTMENTS
As described in the Prospectus, each Fund may hold uninvested cash reserves or invest without limit in money market instruments (i.e., short-term debt instruments) for temporary defensive purposes when the Manager has determined that market or economic conditions so warrant. These debt obligations may include U.S. Government securities; certificates of deposit, bankers' acceptances and other short-term debt obligations of banks with total assets of at least $100,000,000; debt obligations of corporations (corporate bonds, debentures, notes and other similar corporate debt instruments); variable and floating rate demand and master demand notes; commercial paper; and repurchase agreements with respect to securities in which the Fund is authorized to invest. (See "Additional Information on Portfolio Instruments and Investment Policies" - "Bank Obligations", "Government Obligations", "Commercial Paper", "Corporate Debt Securities", "Repurchase Agreements" and "Variable and Floating Rate Demand and Master Demand Notes").

DISCLOSURE OF PORTFOLIO HOLDINGS
The Board has adopted policies and procedures regarding the disclosure of portfolio holdings in order to assist the Funds in preventing the misuse of material nonpublic information and to ensure that shareholders and other interested parties continue to receive portfolio information on a uniform basis. The chief compliance officer of the Trust oversees application of the policies and provides the Board with periodic reports regarding the Funds' compliance with the policies.

In general, the Trust has instructed all third-party service providers and Allianz Life Advisers, LLC its investment adviser, that no information regarding portfolio holdings may be disclosed to any unaffiliated third party except as follows.

Complete portfolio holdings will be included in the Funds' annual and semi-annual reports. The annual and semi-annual reports are mailed to all shareholders, and are filed with the SEC. The Funds file their complete portfolio holdings with the SEC within 60 days after the end of their first and third quarters on Form N-Q. Copies of the Funds' annual and semi-annual reports and Forms N-Q are available: 1) free on the EDGAR Database on the SEC's website at www.sec.gov; 2) for review or copying, copies subject to a duplication fee, at the SEC's Public Reference Room in Washington, D.C.; 3) by e-mailing your request to publicinfo@sec.gov; or 4) by writing the SEC's Public Reference Section, 100 F Street NE, Washington, D.C. 20549. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-202-551-8090.

Approximately 21 to 45 days after the end of each quarter, the Funds' distributor posts on the Funds' website (www.allianzlife.com) and publishes a fact sheet on each of the Funds which lists the Fund's top holdings (generally, the top 10 to 15 holdings) at quarter-end. Information concerning the target allocation of the Funds' assets to the various Permitted Underlying Funds that is more current than that in reports or other filings filed electronically with the SEC may be disclosed in certain printed materials, provided that the information is posted on the Funds' website one day prior to the use of such printed materials.

The Funds may disclose their portfolio holdings to mutual fund databases and rating services (such as Lipper and Morningstar) on a quarterly basis, but no sooner than 30 days after the end of the relevant quarter. The disclosure of portfolio holdings to databases and rating services is generally made for the purpose of obtaining ratings for the Funds and making available to the public the same portfolio holdings information as they typically provide for other rated mutual funds. Any disclosure to mutual fund databases and rating services shall be made subject to a confidentiality agreement or provisions limiting the use of such information to the approved purposes.

In order to assure that any disclosure of portfolio holdings is in the best interests of shareholders, and to prevent any conflicts of interest between the Funds' shareholders, investment adviser, principal underwriter, or any affiliated person of the Funds, the Funds' policies regarding the disclosure of portfolio holdings include the provision that the Funds' investment adviser (Allianz Investment Management LLC) and affiliates have access to portfolio composition and performance on a real-time basis, but only for legitimate business purposes. Any recipient of such information is subject to a duty of confidentiality, including a duty not to trade on the non-public information. The Funds' administrator, fund accountant, transfer agent, custodian, proxy voting service, and certain consultants and providers of software used to analyze portfolio performance may be given access to portfolio information, on a current basis, in connection with services provided by them. All of these latter

                                       30
         The Allianz Variable Insurance Products Fund of Funds Trust-SAI
                                 April 27, 2009
entities are subject to confidentiality and non-use agreements and may not disclose (or use information on) portfolio holdings without the express written approval of the Chief Compliance Officer of the Trust. The Fund's independent registered public accountant also has access from time to time to a Fund's portfolio holdings in connection with performing the audit and related functions. In addition, the President of the Trust, in consultation with the Chief Compliance Officer of the Trust, may authorize the release of information regarding portfolio holdings upon a determination that such release is in the best interests of the shareholders of the relevant Fund or Funds.

No compensation or any other consideration is received by the Funds, the Manager, or any other party in connection with disclosure of portfolio holdings.

On a quarterly basis, the Board will receive a report of portfolio holdings disclosures and will monitor such disclosures to ascertain that no conflicts exist and that any disclosures of information about portfolio holdings are in the best interests of Fund shareholders.

There is no assurance that the Funds' policies on holdings information will protect the fund from the potential misuse of holdings by individuals or firms in possession of that information.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
The Shares of the Funds are sold on a continuous basis by the Trust's distributor, Allianz Life Financial Services, LLC, which has agreed to use appropriate efforts to solicit all purchase orders. Each of the Funds has one class of shares.

NET ASSET VALUE
As indicated in the Prospectus, the net asset value of each class of each Fund is determined and the shares of each Fund are priced as of the valuation times defined in the Prospectus on each Business Day of the Trust. A "Business Day" is a day on which the New York Stock Exchange (the "NYSE") is open for trading. Currently, the NYSE will not be open in observance of the following holidays:
New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The assets of each Fund consist primarily of shares of the Permitted Underlying Funds and may also include other securities, such as interests in unregistered investment pools, all of which are valued at their respective net asset values.

VALUATION OF THE MONEY MARKET FUND
The Money Market Fund, a Permitted Underlying Fund, has elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument. The value of securities in the Money Market Fund can be expected to vary inversely with changes in prevailing interest rates.

Pursuant to Rule 2a-7, the Money Market Fund will maintain a dollar weighted average maturity appropriate to the Fund's objective of maintaining a stable net asset value per share, provided that the Fund will not purchase any security with a remaining maturity of more than 397 days (thirteen months) (securities subject to repurchase agreements may bear longer maturities) nor will it maintain a dollar weighted average maturity which exceeds 90 days. The Money Market Fund's board of trustees has also undertaken to establish procedures reasonably designed, taking into account current market conditions and the investment objective of the Fund, to stabilize the net asset value per share of the Fund for purposes of sales and redemptions at $1.00. These procedures include review by the trustees, at such intervals as they deem appropriate, to determine the extent, if any, to which the net asset value per share of the Fund calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds 0.5%, Rule 2a-7 requires that the board of trustees promptly consider what action, if any, should be initiated. If the trustees believe that the extent of any deviation from the Money Market Fund's $1.00 amortized cost price per share may result in material dilution or other unfair results to new or existing investors, they will take such steps as they consider appropriate to eliminate or reduce, to the extent reasonably practicable, any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity, shortening the dollar weighted average maturity, withholding or reducing dividends, reducing the number of the Fund's outstanding shares without monetary consideration, or utilizing a net asset value per share determined by using available market quotations.

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         The Allianz Variable Insurance Products Fund of Funds Trust-SAI
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VALUATION OF THE FUNDS
Portfolio securities held by the Funds or Permitted Underlying Funds, the principal market for which is a securities exchange, will be valued at the closing sales price on that exchange on the day of computation or, if there have been no sales during such day, at the latest bid quotation. Portfolio securities held by the Funds or the Permitted Underlying Funds, the principal market for which is not a securities exchange, will be valued at their latest bid quotation in such principal market. In either case, if no such bid price is available then such securities will be valued in good faith at their respective fair market values using methods by or under the supervision of the applicable funds' board of trustees. Portfolio securities with a remaining maturity of 60 days or less will be valued either at amortized cost or original cost plus accrued interest, which approximates current value.

Portfolio securities held by the Funds or the Permitted Underlying Funds which are primarily traded on foreign exchanges may be valued with the assistance of a pricing service and are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a foreign security is valued is likely to have changed such value, then the fair value of those securities may be determined by consideration of other factors by or under the direction of the funds' board of trustees. Over-the-counter securities are valued on the basis of the bid price at the close of business on each business day; however securities that are traded on NASDAQ are valued at the official closing price reported by NASDAQ. Notwithstanding the above, bonds and other fixed-income securities are valued by using market quotations and may be valued on the basis of prices provided by a pricing service. All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the mean between the bid and asked prices of such currencies against U.S. dollars as last quoted by any major bank.

All other assets and securities, including securities for which market quotations are not readily available, will be valued at their fair value as determined in good faith under the general supervision of the applicable funds' board of trustees.

REDEMPTION IN KIND
Although the Funds intend to pay share redemptions in cash, the Funds reserve the right to make payment in whole or in part in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than $250,000 or 1% of a Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to the accumulation unit value allocated under your variable contract to the subaccount that invests in the Fund. When these securities are converted to cash, the associated brokerage charges will be deducted from the assets of the subaccount.


MANAGEMENT OF THE TRUST
TRUSTEES AND OFFICERS

Overall responsibility for management of the Trust rests with its Board of Trustees, who are elected by the shareholders of the Trust. In addition to serving on the Board of Trustees of the FOF Trust, each Trustee serves on the Board of the Allianz Variable Insurance Products Trust ("VIP Trust"). The Trustees elect the officers of the Trust to supervise its day-to-day operations. Subject to the provisions of the Declaration of Trust, the Board of Trustees manages the business of the Trust and the Trustees have all powers necessary or convenient to carry out this responsibility including the power to engage in transactions of all kinds on behalf of the Trust. The Board of Trustees is responsible for oversight of the officers and may elect and remove, with or without cause, such officers as they consider appropriate.

The Board of Trustees has established certain standing committees to assist in the oversight of the Trust.
oThe Audit Committee, made up of Mr. Burnim, Ms. Ettestad, Mr.
  Gelfenbien, Ms. Leonardi, Mr. Lewis, Mr. McClean and Mr. Reeds, met four times during the last fiscal year. Mr. Reeds serves as chairman of the Audit Committee. The functions of the Audit Committee include advising the full Board of Trustees with respect to accounting, auditing and financial matters affecting the Trust.
oThe Investment Committee, made up of Mr. Burnim, Ms. Ettestad, Mr.
  Gelfenbien, Ms. Leonardi, Mr. Lewis, Mr. McClean and Mr. Reeds, met four times during the last fiscal year. Mr. Gelfenbien and Mr. McLean serve as co-chairmen of the Investment Committee. The functions of the Investment Committee include evaluating and supervising the Manager and Subadvisers to the various investment portfolios of the Trust.

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         The Allianz Variable Insurance Products Fund of Funds Trust-SAI
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oThe Nominating and Corporate Governance Committee, made up of Mr.
  Burnim, Ms. Ettestad, Mr. Gelfenbien, Ms. Leonardi, Mr. Lewis, Mr. McClean and Mr. Reeds, met four times during the last fiscal year Ms. Ettestad and Ms. Leonardi serve as co-chairpersons of the Investment Committee. The Nominating and Corporate Governance Committee advises the Board of Trustees with respect to the selection and nomination of candidates for election to the Board of Trustees. The Nominating Committee does not consider nominees recommended by shareholders of the Trust.
oThe Valuation and Investment Policy Committee, made up of Mr. Kletti,
  Darin Egbert, Brian Muench, Michael J. Tanski, Bradley K. Quello, and Jeremy Smith, met 12 times during the last fiscal year. The Valuation and Investment Policy Committee monitors the valuation of portfolio securities and other investments of the Funds and, when the Board is not in session, the Committee determines the fair value of illiquid and other holdings.

The Trust is managed by the Trustees in accordance with the laws of the state of Delaware governing business trusts. There are currently eight Trustees, one of whom is an "interested person" of the Trust within the meaning of that term under the 1940 Act. The Trustees and Officers of the Trust, their addresses, ages, their positions held with the Trust, their terms of office with the Trust and length of time served, their principal occupation(s) during the past five years, the number of portfolios in the Trust they oversee, and their other directorships held are as follows:

NON-INTERESTED TRUSTEES[(1)]
-----------------------------------------------------------------------------------------------------------------------------------
NAME,         POSITIONS     TERM OF               PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS              NUMBER OF      OTHER
ADDRESS, AND  HELD WITH  OFFICE[(2)]/                                                                     PORTFOLIOS  DIRECTORSHIPS
AGE            ALLIANZ     LENGTH OF                                                                       OVERSEEN    HELD OUTSIDE
               VIP AND    TIME SERVED                                                                         FOR          THE
               VIP FOF                                                                                    ALLIANZ VIP  FUND COMPLEX
                TRUST                                                                                         AND
                                                                                                            VIP FOF
                                                                                                             TRUST
------------------------------------------------------------------------------------------------------------------------------------
Peter R.       Trustee    Since 2/07   Managing Director iQ Venture Partners, Inc.; EVP Northstar             48           None
Burnim, Age                            Companies 2002-2005; Senior Officer Citibank and Citicorp for over
62                                     25 years. Sterling Centrecorp, Inc. Board; Highland Financial
5701 Golden                            Holdings Boards.
Hills Drive
Minneapolis,
MN  55416
Peggy L.       Trustee    Since 2/07   Senior Managing Director, Residential Capital LLC 2003-present;        48           None
Ettestad,                              Chief Operations Officer, Transamerica Reinsurance 2002-2003
Age 51
5701 Golden
Hills Drive
Minneapolis,
MN  55416
Roger          Trustee    Since 2/04   Retired; Partner of Accenture from 1983 to August 1999.                48         Webster
Gelfenbien,                                                                                                             Financial
Age 65                                                                                                                 Phoenix Edge
5701 Golden                                                                                                               Funds
Hills Drive                                                                                                             (32 Funds)
Minneapolis,
MN  55416
Dickson W.     Trustee    Since 2/04   Director of Sales, Lifetouch National School Studios, 2006 to          48           None
Lewis, Age 60                          present. Vice President/ General Manager of Jostens, Inc., a
5701 Golden                            manufacturer of school products, 2002 to 2006; Senior Vice
Hills Drive                            President of Fortis Group, a Life insurance and Securities
Minneapolis,                           company, 1997 to 2002; Consultant to Hartford Insurance Co., 2001.
MN  55416
Claire R.      Trustee    Since 2/04   General Partner of Fairview Capital, L.P., a venture capital fund-     48      University of
Leonardi, Age                          of-funds, 9/94 to present.                                                       CT Health
53                                                                                                                        Center
5701 Golden
Hills Drive
Minneapolis,
MN  55416
Arthur C.      Trustee    Since 2/04   Retired Senior Investment Officer, Hartford Foundation for Public      48       Connecticut
Reeds  III,                            Giving from September 2000 to January, 2003; Chairman, Chief                   Water Service,
Age 65                                 Executive and President of Conning Corp., a money manager, from                     Inc.
5701 Golden                            September 1999 to March 2000; Investment Consultant from 1997 to
Hills Drive                            September 1999.
Minneapolis,
MN  55416
Peter W.       Trustee    Since 2/04   Retired; President and CEO of Measurisk, LLC, a market risk            48          Cyrus
McClean, Age                           information company, 2001 to 2003; Chief Risk Management Officer               Reinsurrance;
65                                     at Bank Of Bermuda Ltd., April 1996 to August 2001.                                 MoA
5701 Golden                                                                                                            Hospitality;
Hills Drive                                                                                                               Energy
Minneapolis,                                                                                                           Capital, LLC
MN  55416                                                                                                             Advisory Board



                                       33
         The Allianz Variable Insurance Products Fund of Funds Trust-SAI
                                 April 27, 2009

INTERESTED TRUSTEES[(3)]
-----------------------------------------------------------------------------------------------------------------------------------
NAME,         POSITIONS   TERM OF                PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS               NUMBER OF      OTHER
ADDRESS, AND  HELD WITH  OFFICE**/                                                                        PORTFOLIOS  DIRECTORSHIPS
AGE            ALLIANZ   LENGTH OF                                                                         OVERSEEN    HELD OUTSIDE
               VIP AND      TIME                                                                              FOR          THE
               VIP FOF     SERVED                                                                         ALLIANZ VIP  FUND COMPLEX
                TRUST                                                                                         AND
                                                                                                            VIP FOF
                                                                                                             TRUST
------------------------------------------------------------------------------------------------------------------------------------
Jeffrey        Chairman  Since 2/04 President, Allianz Life Advisers, LLC, 2005  to present; formerly         48           None
Kletti, Age     of the              Senior Vice President, 2000 to 2005.
43            Board and
5701 Golden   President
Hills Drive
Minneapolis,
MN  55416
Robert         Trustee   Since 2/08 President, Allianz Life Financial Services, LLC, March 2007 to            48           None
DeChellis,                          present, formerly Sr VP of Marketing and Product Innovation July 2006
Age 42                              to March 2007; Executive Vice President, Travelers Life from October
5701 Golden                         2004 to December 2005; Executive Vice President, Jackson National
Hills Drive                         Life Distributors, Inc. from August 2002 to October 2004.
Minneapolis,
MN  55416


OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
NAME,           POSITIONS      TERM OF                           PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
ADDRESS, AND    HELD WITH   OFFICE[(2)]/
AGE            ALLIANZ VIP    LENGTH OF
                   AND       TIME SERVED
              VIP FOF TRUST
------------------------------------------------------------------------------------------------------------------------------------
Michael         Secretary    Since 2/04   Partner, Dorsey and Whitney LLP since 1976.
Radmer, Age
64
Dorsey &
Whitney LLP,
Suite 1500
50 South
Sixth Street
Minneapolis,
MN 55402-1498
Troy Sheets,   Treasurer,    Since 2/04   Senior Vice President of Financial Services of CITI Fund Services from 2002 to present;
Age 37          Principal                 Audit Manager with KPMG LLP from 1998-2002.
Citi Fund      Accounting
Services       Officer and
Ohio, Inc.      Principal
3435 Stelzer    Financial
Road             Officer
Columbus, OH
43219
Stephen G.        Chief      Since 11/06  Chief Compliance Officer, Allianz Life Advisers, LLC, July 2004 to present; President,
Simon , Age    Compliance                 Simon Compliance Consulting Ltd, May 2004 to July 2004; Compliance Counsel, Advantus
40            Officer[(4)]                Capital Management, Inc., January 2002 to May 2004.
5701 Golden     and Anti
Hills Drive       Money
Minneapolis,   Laundering
MN  55416      Compliance
                 Officer
Brian Muench,     Vice       Since 2/06   Vice President, Advisory Management, Allianz Life Advisers from December 2005 to present;
Age 38          President                 Assistant Vice President, Investments, Allianz Life from February  2002 to November 2005.
5701 Golden
Hills Drive
Minneapolis,
MN  55416

(1)Member of the Audit Committee.
(2)Indefinite.
(3)Is an "interested person", as defined by the 1940 Act, due to employment by Allianz.
(4)The Manager and the Trust are parties to a Chief Compliance Officer Agreement under which the Manager is compensated by the Trust for providing an employee of the Manager or one of its affiliates to act as the Trust's Chief Compliance Officer. The Chief Compliance Officer and Anti Money Laundering Compliance Officer is not considered a corporate officer or executive employee of the Trust.

                                       34
         The Allianz Variable Insurance Products Fund of Funds Trust-SAI
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The following table sets forth the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2008.

NAME OF       DOLLAR RANGE  AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED INVESTMENT COMPANIES OVERSEEN BY TRUSTEE
DIRECTOR        OF EQUITY                                      IN FAMILY OF INVESTMENT COMPANIES
              SECURITIES IN
                EACH FUND
-----------------------------------------------------------------------------------------------------------------------------------
Peter R.          None                                                       None
Burnim
5701 Golden
Hills Drive
Minneapolis,
MN 55416
Harrison W.       None                                                       None
Conrad Jr.
5701 Golden
Hills Drive
Minneapolis,
MN 55416
Peggy L.          None                                                       None
Ettestad
5701 Golden
Hills Drive
Minneapolis,
MN 55416
Roger A.          None                                                       None
Gelfenbien
5701 Golden
Hills Drive
Minneapolis,
MN 55416
Arthur C.         None                                                       None
Reeds III
5701 Golden
Hills Drive
Minneapolis,
MN 55416
Claire R.         None                                                       None
Leonardi
5701 Golden
Hills Drive
Minneapolis,
MN 55416
Dickson W.        None                                                       None
Lewis
5701 Golden
Hills Drive
Minneapolis,
MN 55416
Peter W.          None                                                       None
McClean
5701 Golden
Hills Drive
Minneapolis,
MN 55416
Jeffrey           None                                                       None
Kletti
5701 Golden
Hills Drive
Minneapolis,
MN 55416
Robert            None                                                       None
DeChellis
5701 Golden
Hills Drive
Minneapolis,
MN  55416
-----------------------------------------------------------------------------------------------------------------------------------

The following table sets forth any ownership by a non-interested Trustee or their immediate family members as to each class of securities of an investment advisor or principal underwriter of the Trust, or a person directly or indirectly controlling, controlled by, or under common control with an investment advisor or principal underwriter of the Trust as of December 31, 2008.

         NAME          NAME OF OWNERS AND RELATIONSHIPS TO DIRECTOR COMPANY TITLE OF CLASS VALUE OF SECURITIES PERCENT OF CLASS
------------------------------------------------------------------------------------------------------------------------------------
Peter R. Burnim                            N/A                        N/A        None              N/A               N/A
Harrison W. Conrad Jr.                     N/A                        N/A        None              N/A               N/A
Peggy L. Ettestad                          N/A                        N/A        None              N/A               N/A
Roger A. Gelfenbien                        N/A                        N/A        None              N/A               N/A
Arthur C. Reeds III                        N/A                        N/A        None              N/A               N/A
Claire R. Leonardi                         N/A                        N/A        None              N/A               N/A
Dickson W. Lewis                           N/A                        N/A        None              N/A               N/A
Peter W. McClean                           N/A                        N/A        None              N/A               N/A

                                       35
         The Allianz Variable Insurance Products Fund of Funds Trust-SAI
                                 April 27, 2009

The following table sets forth total compensation paid to Trustees for the fiscal year ended December 31, 2008. Except as disclosed below, no executive officer or person affiliated with the Trust received compensation from the Trust for the fiscal year ended December 31, 2008, in excess of $120,000. Trustees who are affiliated with the Funds' distributor or the Manager do not receive compensation from the Trust but all Trustees are reimbursed for all out-of-pocket expenses relating to attendance at meetings.

COMPENSATION TABLE 1/1/2008 THROUGH 12/31/2008

 NAME OF         AGGREGATE       PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF THE  ESTIMATED ANNUAL BENEFITS TOTAL COMPENSATION
 TRUSTEE   COMPENSATION FROM THE                    TRUST'S EXPENSES                         UPON RETIREMENT       FROM THE TRUSTS
                   TRUST
------------------------------------------------------------------------------------------------------------------------------------
                                                      NON-INTERESTED TRUSTEES
Peter R.          $13,561                                  $0                                      N/A                 $65,000
Burnim
Harrison          $4,434                                   $0                                      N/A                 $22,000
W.  Conrad
Jr.
Peggy L.          $13,561                                  $0                                      N/A                 $65,000
Ettestad
Roger A.          $15,375                                  $0                                      N/A                 $74,000
Gelfenbien
Arthur C.         $15,375                                  $0                                      N/A                 $74,000
Reeds III
Peter W.          $15,375                                  $0                                      N/A                 $74,000
McClean
Claire R.         $15,375                                  $0                                      N/A                 $74,000
Leonardi
Dickson W.        $15,375                                  $0                                      N/A                 $74,000
Lewis
                                                         INTERESTED TRUSTEE
Jeffrey W.          $0                                     $0                                      N/A                    $0
Kletti
Robert              $0                                     $0                                      N/A                    $0
DeChellis

TRUSTEE HOLDINGS
As of March 31, 2009, the Trustees and Officers of the Trust, individually and as a group, owned none of the shares of any Fund of the Trust.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
As of March 31, 2009, the following persons were known by the Trust to own beneficially, 5% or more shares of the Funds:

FUND/SHAREHOLDER                                  PERCENT OF THE CLASS TOTAL ASSETS HELD BY SHAREHOLDER*
Fusion Balanced Fund............................        [_____]%
Fusion Moderate Fund............................        [_____]
Fusion Growth Fund..............................        [_____]


The Manager may be presumed to control both the Trust and each of the Funds because it and its affiliates possess or share investment or voting power with respect to more than 25% of the total shares outstanding of the Trust and substantially all of the Funds. All of the outstanding shares of the Funds are owned by Allianz Life Variable Account B, and Allianz Life of NY Variable Account C (the "Separate Accounts") or otherwise by Allianz Life Insurance Company of North America or Allianz Life Insurance Company of New York. As a result, the Manager may have the ability to elect the Trustees, approve the investment management agreement and the distribution agreement for each of the Funds and to control any other matters submitted to the shareholders of the Funds for their approval or ratification, subject to any pass-through voting rights of owners of variable insurance Contracts with an investment in a Fund.

THE MANAGER
Subject to the general supervision of the Board of Trustees and in accordance with each Fund's investment objectives and restrictions, investment advisory services are provided to the Funds by the Manager. The Manager manages each Fund pursuant to an investment management agreement (the "Management Agreement") with the Trust in respect of each such Fund, and subject to the investment policies described herein and in the Prospectus for the Funds.


                                       36
         The Allianz Variable Insurance Products Fund of Funds Trust-SAI
                                 April 27, 2009

The Manager is a registered investment adviser and a Minnesota limited liability company located at 5701 Golden Hills Drive Minneapolis, MN 55416. Allianz Life Insurance Company of North America ("Allianz Life") is the sole owner of the Manager.

The Trust, on behalf of each Fund, has entered into a Management Agreement with the Manager. The Management Agreement provides that the Manager, subject to the supervision and approval of the Board of Trustees, is responsible for the management of each Fund. This management includes making asset allocation decisions and investment decisions pursuant to which each Fund will invest in shares of Permitted Underlying Funds and unaffiliated mutual funds, and in affiliated and unaffiliated unregistered investment pools. For management services, each Fund will pay the Manager a fee computed daily at an annual rate based on each Fund's average daily net assets.



                                          MANAGEMENT FEE AS A PERCENTAGE OF AVERAGE NET ASSETS
AZL Allianz Global Investors Select Fund*                        0.05%
AZL Balanced Index Strategy Fund*                                0.05%
AZL Fusion Balanced Fund                                        0.20%**
AZL Fusion Conservative Fund                                    0.20%**
AZL Fusion Moderate Fund                                        0.20%**
AZL Fusion Growth Fund                                          0.20%**
AZL Moderate Index Strategy*                                     0.05%

_____________________


* The Fund had not commenced operations as of December 31, 2008. **Effective November 1, 2008, (effective April 27, 2009, for AZL Fusion
  Conservative Fund) the Manager and the Fusion Funds entered into a written agreement whereby the Manager has voluntarily reduced the management fee to 0.15% through April 30, 2010.

Morningstar Associates, LLC ("Morningstar"), located at 225 W. Wacker Drive, Chicago, Illinois 60606, serves as a consultant to the Manager in preparing statistical and other factual information for use in the creation and maintenance of the asset allocation models for the Funds pursuant to an agreement between the Manager and Morningstar. Morningstar serves as a consultant to the Manager with respect to selecting the Underlying Investments and the Fund's asset allocations among the Permitted Underlying Funds. As provided by the Consultant Agreement, the Manager will pay Morningstar compensation, payable monthly, on the combined average daily net assets of the Funds at the rate of 0.12% of the first $500 million, 0.11% on the next $500 million and 0.10% thereafter. The Manager, not any Fund, pays a consultant fee to Morningstar.

The Manager may periodically voluntarily reduce all or a portion of its fee with respect to any Fund to increase the net income of one or more of the Funds available for distribution as dividends. In this regard, the Manager has entered into an expense limitation agreement with each of the Funds (each an "Expense Limitation Agreement"). Pursuant to the Expense Limitation Agreements, the Manager has agreed to waive or limit its fees and to assume other expenses to the extent necessary to limit the total annual operating expenses of each Fund to the limits described above. The waiver of such fees will cause the total return and yield of a Fund to be higher than they would otherwise be in the absence of such a waiver.

The Manager may request and receive reimbursement from the Funds ("recoupment") for expenses paid by the Manager, which may include waived management fees, provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse the Manager in this manner only applies to expenses paid by the Manager within the three fiscal years prior to the date of such reimbursement. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by the Manager is not permitted.

Pursuant to the Management Agreement, the Funds will pay all expenses not assumed by the Manager. Among other expenses, each Fund pays its taxes (if any), brokerage commissions on portfolio transactions, interest, the cost of transfer and dividend disbursement, administration of shareholder accounts, custodial fees, expenses of registering and qualifying shares for sale after the initial registration, auditing and legal expenses, fees and expenses of unaffiliated trustees, and costs of shareholder meetings.

Unless sooner terminated, the Management Agreement continues in effect as to a particular Fund for an initial period of two years and thereafter for successive one-year periods if such continuance is approved at least annually (i) by the


                                       37
         The Allianz Variable Insurance Products Fund of Funds Trust-SAI
                                 April 27, 2009

Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of such Fund and (ii) by vote of a majority of the Trustees who are not parties to the Management Agreement, or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for such purpose. The Management Agreement is terminable as to a particular Fund at any time on 60 days' prior written notice without penalty by the Trustees, by vote of a majority of outstanding shares of that Fund, or by the Manager as applicable. The Management Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

The Management Agreement provides that the Manager shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of its duties, except a loss suffered by a Fund resulting from a breach of fiduciary duty with respect to its receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Manager as applicable in the performance of its duties, or from reckless disregard of its duties and obligations thereunder.

The Fund's management fees for the last 3 fiscal years that were earned and waived were as follows:

FOR THE FISCAL YEAR OR PERIOD              DECEMBER 31, 2007                   DECEMBER 31, 2006             DECEMBER 31, 2005
ENDED:
-----------------------------------------------------------------------------------------------------------------------------------
FUND                              MANAGEMENT FEES    MANAGEMENT FEES     MANAGEMENT    MANAGEMENT FEES   MANAGEMENT    MANAGEMENT
                                       EARNED             WAIVED            FEES            WAIVED          FEES      FEES WAIVED
                                                                           EARNED                           EARNED
------------------------------------------------------------------------------------------------------------------------------------
Fusion Balanced Fund                  $650,549[(1)]         $0                      $                 $0 $    78,200     $   75,542
                                                                         482,001[(2)]
Fusion Moderate Fund                  1,520,231              0         1,309,248[(3)]                  0     191,492        111,843
Fusion Growth Fund                    2,081,348              0         1,071,117[(4)]                  0     206,600         83,458

(1)Of this amount, $1,099 was recoupment of prior expenses reimbursed by the Manager.
(2)Of this amount, $74,353 was recoupment of prior expenses reimbursed by the Manager.
(3)Of this amount, $111,843 was recoupment of prior expenses reimbursed by the Manager.
(4)Of this amount, $83,458 was recoupment of prior expenses reimbursed by the Manager.

Pursuant to separate agreements effective November 1, 2007 between the Funds and the Manager, the Manager provides a Chief Compliance Officer ("CCO") and certain compliance oversight and filing services to the Trust. Under these agreements, the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $75.00 per hour for time incurred in connection with the preparation and filing of certain documents with the SEC. The fees are paid to the Operations as "Administrative and compliance service fees" in the Funds' annual and semiannual reports.

THE SUBADVISERS
The Manager has entered into agreements (the "Subadvisory Agreements") with various Subadvisers with respect to each Permitted Underlying Fund managed by the Manager.

Subadvisers are selected through a rigorous portfolio manager selection process which includes researching each potential Subadviser's asset class, track record, organizational structure, management team, compliance philosophy and operational structure, consistency of performance, and assets under management. The Manager chooses a small group of potential Subadvisers it considers to be most qualified based on its evaluation, including a quantitative and qualitative analysis. Out of the small group of potential Subadvisers, the Manager then selects the firm it determines to be the most qualified. The Manager's selection is then subject to approval by the Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust.

Each Subadviser's performance on behalf of a Permitted Underlying Fund is monitored by the Manager, taking into consideration investment objectives and policies and level of risk. The Manager brings comprehensive monitoring and control to the investment management process.

The Trust and the Manager were issued an exemptive order from the Securities and Exchange Commission in September 2002 which permits the Permitted Underlying Funds managed by the Manager to obtain the services of one or more subadvisers without investor or shareholder approval. The exemptive order also permits the terms of Subadvisory Agreements to be changed and the employment of subadvisers to be continued after events that would otherwise cause an automatic termination of a Subadvisory Agreement, in each case without shareholder approval if those changes or continuation are approved by the Trust's Board of Trustees. If a subadviser were added or changed without shareholder approval, the Prospectus would be revised and shareholders notified.


                                       38
         The Allianz Variable Insurance Products Fund of Funds Trust-SAI
                                 April 27, 2009

Highly disciplined manager evaluation on both a quantitative and qualitative basis is an ongoing process. The Manager's investment committee gathers and analyzes performance data. Performance attribution, risk/return ratios and purchase/sale assessments are prepared monthly and, each quarter, a more comprehensive review is completed which consists of subadviser visits, fundamental analysis and statistical analysis. Extensive quarterly analysis is conducted to ensure that the relevant Permitted Underlying Fund is being managed in line with the stated objectives. Semiannually, the investment committee reviews the back-up subadviser selection, regression analysis and universe comparisons. In addition to ongoing compliance monitoring, the Manager's compliance team performs quarterly compliance reviews and a more extensive annual compliance examination, including an on-site compliance visit. A number of "red flags" signal a more extensive and frequent manager review. These red flags consist of returns inconsistent with the investment objective, changes in leadership, ownership or portfolio managers, large changes in assets under management, changes to or deficiencies in compliance policies, practices or procedures, and changes in philosophy or discipline. The immediate response to any red flag is to assess the potential impact on the Subadviser's ability to meet investment objectives. The Manager monitors "back-up" subadvisers for each investment class so that, should a subadviser change be warranted, the transition can be effected on a timely basis.

Under the Subadvisory Agreements, each Subadviser agrees to assume the obligations of the Manager to provide day-to-day investment decisions and other advisory services for a specific Permitted Underlying Fund or a portion of the assets of a specific Permitted Underlying Fund, as allocated by the Manager, if there is more than one Subadviser. For the VK Global Franchise Fund and the VK Global Real Estate Fund only, Van Kampen Asset Management has delegated some of its duties under the Subadvisory Agreement to certain of its affiliates. For the Schroder Emerging Markets Equity Fund and Schroder International Small Cap Fund only, Schroder Investment Management North America has delegated some of its duties under the Subadvisory Agreement to certain of its affiliates.

The Manager has entered into an agreement with the First Trust Advisors L.P. whereby the Manager and certain of its affiliates will be prohibited from using, or causing another party to use, investment methodologies that are substantially similar to those described in the prospectus for the Target Double Play Fund, TargetPLUS Equity Fund, and the Equity Portfolios of the TargetPLUS Balanced Fund, TargetPLUS Growth Fund, and TargetPLUS Moderate Fund to manage any fund and the word "Target" to label an investment methodology in the event the Manager or the Funds fail to renew the Subadvisory Agreement with First Trust Advisors L.P. or if any portion of the assets of any or all of the Target Double Play Fund, TargetPLUS Equity Fund, and the Equity Portfolios of the TargetPLUS Balanced Fund, TargetPLUS Growth Fund, and TargetPLUS Moderate Fund are placed under the management of the Manager or another asset manager.

The following table shows each Index Strategy Underlying Fund and each AGI Underlying Fund, its Subadviser, and the rate to be paid based on average daily net assets of each such Fund for such subadvisory services. None of the underlying funds shown below had commenced operations prior to December 31, 2008. For information concerning subadvisory fees paid during fiscal 2008 to Fusion Underlying Funds, see "Management of the Trust-The Subadvisers" in the Statement of Additional Information for the VIP Funds dated April 27, 2009.

FUND                               SUBADVISER                                   Subadvisory Fee*
AZL Enhanced Bond Index Fund       BlackRock Investment Management, LLC         **
AZL International Index Fund       BlackRock Investment Management, LLC         **
AZL Mid Cap Index Fund             BlackRock Investment Management, LLC         **
AZL NACM International Growth Fund Nicholas-Applegate Capital Management LLC*** 0.55%
AZL NFJ International Value Fund   NFJ Investment Group LLC***                  0.55%
AZL OCC Growth Fund                Oppenheimer Capital LLC***                   0.45%




                                       39
         The Allianz Variable Insurance Products Fund of Funds Trust-SAI
                                 April 27, 2009









* The subadvisory fee represents the annual fee payable based on the net asset value of the Fund and is accrued daily and payable monthly.
**This Fund's subadvisory fee is based on multiple rates, which are presented in the next table below.
***Affiliate of the Manager.


For those Funds with multiple rates, when average daily net assets exceed the first breakpoint, multiple rates will apply, resulting in a blended rate. For example, if a rate of 0.50% applies to the first $500 million, and a rate of 0.45% applies thereafter, and a fund had $600 million in average daily net assets, then 0.50% would apply to the first $500 million and 0.45% would apply to the remaining $100 million in assets.


FUND                                                               RATE
                                                AVERAGE DAILY NET ASSETS (FOR BREAKPOINTS)
--------------------------------------------------------------------------------------------------------------
                                 First $100 million Next $200 million Next $200 million Above $500 million
AZL Enhanced Bond Index Fund....       0.14%              0.09%             0.07%             0.05%

                                          First $300 million                   Above $300 million
AZL International Index Fund....                0.04%                                0.02%
AZL Mid Cap Index ..............                0.08%                                0.04%

BLACKROCK INVESTMENT MANAGEMENT, LLC
BlackRock Investment Management, LLC ("BlackRock") has its principal offices at 800 Scudders Mill Road, Plainsboro, NJ 08536. BlackRock is a wholly-owned, indirect subsidiary of BlackRock, Inc., one of the largest publicly traded investment management firms in the United States having, together with its affiliates, approximately $___ trillion in investment company and other assets under management as of December 31, 2008. BlackRock, Inc. is an affiliate of The PNC Financial Services Group, Inc. and Merrill Lynch & Co., Inc.ClearBridge Advisors, LLC

NFJ INVESTMENT GROUP LLC
NFJ Investment Group LLC ("NFJ") is a Delaware limited liability company and is a registered investment adviser under the Advisers Act. Its principal place of business is 2100 Ross Avenue, Suite 700, Dallas, Texas 75201. As of December 31, 2008, NFJ had aggregate assets under management of $___ billion. NFJ is affiliated with the Manager.

NICHOLAS-APPLEGATE CAPITAL MANAGEMENT LLC
Nicholas-Applegate Capital Management LLC ("NACM"), organized under the laws of Delaware, is located at 600 West Broadway, Suite 2900, San Diego, California 92101. NACM was founded in 1984 and at December 31, 2008, managed approximately


                                       40
         The Allianz Variable Insurance Products Fund of Funds Trust-SAI
                                 April 27, 2009

$___ billion in discretionary assets for numerous clients, including employee benefit plans, corporations, public retirement systems and unions, university endowments, foundations, and other institutional investors and individuals. NACM is affiliated with the Manager.

OPPENHEIMER CAPITAL LLC
Oppenheimer Capital LLC ("OCC") is a wholly owned subsidiary of Allianz Global Investors Holdings LLC, which is a wholly owned subsidiary of Allianz Global Investors U.S. Equities LLC. Allianz Global Investors U.S. Equities LLC is a wholly owned subsidiary of Allianz Global Investors of America L.P. OpCap is a Delaware limited liability company and is a registered investment adviser under the Advisers Act. Its principal place of business is 1345 Avenue of the Americas, 48[th] Floor, New York, New York 10105. At December 31, 2008, OpCap had aggregate assets under management of $____ billion. OpCap is affiliated with the Manager.

OTHER MANAGED ACCOUNTS
Jeffrey W. Kletti, portfolio manager for the Funds, is not primarily responsible for the day-to-day management of the portfolio of any other registered investment company, other pooled investment vehicle, other than one unregistered investment pool, or other accounts.


No information is presented for any portfolio manager with day-to-day management responsibilities for the Index Strategy Underlying Funds or the AGI Underlying Funds since none of those Funds had commenced operations during the fiscal year ended December 31, 2008.

POTENTIAL MATERIAL CONFLICTS OF INTEREST
The portfolio manager of the Funds does not manage the assets of any other registered investment company, other pooled investment vehicle, or other account. Therefore, the portfolio manager is not subject to the potential for any material conflicts of interest that may arise in connection with the portfolio manager's management of the Fund's investments, on the one hand, and the investments of other registered investment companies, other pooled investment vehicles, or other accounts. However, the Manager may have a potential conflict of interest in allocating assets among and between the Permitted Underlying Funds because the subadvisory fee rate it pays to the Subadvisers of the Permitted Underlying Funds are different.

PORTFOLIO MANAGER COMPENSATION
The following section includes portfolio manager compensation information as of December 31, 2008, for the Manager in its capacity as asset manager for the Funds. No information is presented for any portfolio manager with day-to-day management responsibilities for the Index Strategy Underlying Funds or the AGI Underlying Funds since none of those Funds had commenced operations during the fiscal year ended December 31, 2008.

THE MANAGER
Allianz Investment Management LLC ("AZIM")

The portfolio manager's cash compensation consists of a market-based salary plus incentive compensation in the form of a bonus and a phantom equity plan. The amount of the bonus is determined by the overall financial performance of Allianz Life relative to its business goals for the fiscal year. The phantom equity plan provides awards based on the target earnings of Allianz Life over a three-year period. Awards vest three years after they are made, at which time the exact amount of the award is determined based on Allianz Life's actual earnings for the prior three-year period. In addition, the portfolio manager is eligible to participate in a non-qualified deferred compensation plan, which offers participants the tax benefits of deferring the receipt of a portion of their cash compensation until such time as designated under the plan.

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES IN THE FUNDS
At December 31, 2008, the portfolio manager did not beneficially own shares of any Fund.


                                       41
         The Allianz Variable Insurance Products Fund of Funds Trust-SAI
                                 April 27, 2009

AFFILIATED PERSONS
The following table lists persons who are affiliated with the Trust and who are also affiliated persons of the Manager.

      NAME                                 POSITION WITH TRUST                           POSITION WITH ADVISER
---------------------------------------------------------------------------------------------------------------
Jeffrey W. Kletti Trustee; President                                                    Director; President
Brian Muench      Vice President                                                        Vice President
Stephen G. Simon  Chief Compliance Officer and Anti-Money Laundering Compliance Officer Chief Compliance Officer

PORTFOLIO TRANSACTIONS BY THE FUNDS OR PERMITTED UNDERLYING FUNDS
As of the date of this statement of additional information, the Funds invest only in registered investment companies managed by affiliates, unaffiliated mutual funds, and an affiliated unregistered investment pool. Such investments will be subject to various commission schedules and restrictions, as set out in the following paragraphs.

Purchases and sales of portfolio securities held by the Funds which are debt securities usually are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers may include the spread between the bid and asked prices. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, where possible, purchases will be made dealing directly with the dealers who make a market in the securities involved except under those circumstances where better price and execution are available elsewhere.

In distributing brokerage business arising out of the placement of orders for the purchase and sale of securities for any Fund, the objective of the Manager is to obtain the best overall terms. Allocation of transactions, including their frequency, to various brokers and dealers is determined by the Manager, in its best judgment and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, brokers and dealers who provide supplemental investment research to the Manager may receive orders for transactions on behalf of the Trust. The types of research services the Manager receives include economic analysis and forecasts, financial market analysis and forecasts, industry and company specific analysis, performance monitoring, interest rate forecasts, arbitrage relative valuation analysis of various debt securities, analyses of U.S. Treasury securities, research-dedicated computer hardware and software and related consulting services and other services that assist in the investment decision-making process. Research services are received primarily in the form of written reports, computer-generated services, telephone contacts and personal meetings with security analysts. Research services may also be provided in the form of meetings arranged with corporate and industry spokespersons or may be generated by third parties but are provided to the Manager by, or through, broker-dealers. Research so received is in addition to and not in lieu of services required to be performed by the Manager and does not reduce the fees payable to such adviser by the Trust. Such information may be useful to the Manager in serving both the Trust and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Manager in carrying out its obligations to the Trust. The selection of a particular broker or dealer based on such considerations will not affect the price per share that would be paid by a shareholder for shares of a Fund, nor will it affect the amount a Fund would receive for any sale of Fund shares.

The Funds have adopted Directed Brokerage Policies and Procedures which state that it is the policy of the Funds not to permit compensation to broker-dealers for promoting or selling the Funds' shares by directing portfolio securities transactions to that broker-dealer or directing other broker-dealers executing portfolio transactions for the Funds to share any portfolio transaction compensation with such selling broker-dealers. No individuals who participate in the sale or marketing of the Funds may participate in the selection of broker-dealers who sell shares of the Funds.

Consistent with achieving best execution, a Fund may participate in so-called "commission recapture" programs, under which brokers or dealers used by the Fund remit a portion of brokerage commissions to the particular Fund from which they were generated. Subject to oversight by the Board, the Manager is responsible for the selection of brokers or dealers and for ensuring that a Fund receives best execution in connection with its portfolio brokerage transactions. Participation in such programs may have the effect of reducing overall expenses and increasing overall returns for certain Funds.

While the Manager generally seeks competitive commissions, the Trust may not necessarily pay the lowest commission available on each brokerage transaction for the reasons discussed above. Thus, a Fund may pay a higher brokerage


                                       42
         The Allianz Variable Insurance Products Fund of Funds Trust-SAI
                                 April 27, 2009
commission in connection with a given portfolio transaction than it would have paid another broker for the same transaction in recognition of the value of brokerage or research services provided by the executing broker. Because the Funds were not in operation during the last fiscal year, information regarding the total brokerage commissions paid by each Fund is not available.

Since their inception on April 29, 2005, the Funds have paid no brokerage commissions for each of the three fiscal years ended December 31, 2006, December 31, 2007, and December 31, 2008.

Information regarding the portfolio transactions of each Permitted Underlying Fund and total brokerage commissions paid by each Permitted Underlying Fund during the last fiscal year is available in the SAI for each Permitted Underlying Fund. Information regarding obtaining the SAI for the Permitted Underlying Funds is found on the cover page of this SAI.

AFFILIATED BROKERS
Since their inception on April 29, 2005, the Funds have paid no brokerage commissions to any broker that is affiliated with the Trust or the Manager for each of the three fiscal years ended December 31, 2006, December 31, 2007, and December 31, 2008.

Except as permitted by applicable rules under the 1940 Act, the Trust will not acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with the Manager, the Funds' distributor, or their affiliates. Subject to the requirements of the 1940 Act and the oversight of the Board of Trustees, the Funds may borrow from the Manager for temporary or emergency purposes in order to meet unanticipated redemptions or to meet payment obligations when a portfolio transaction "fails" due to circumstances beyond a Fund's control.

At December 31, 2007, the Funds held no securities of issuers which derived more than 15% of their gross revenues from the business of a broker, dealer, underwriter, or an investment adviser.

Investment decisions for each Fund are made independently from those made for the other Funds or any other portfolio, investment company or account managed by the Manager or adviser/subadviser of a Permitted Underlying Fund. Any such other portfolio, investment company or account may also invest in the same securities as the Trust. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another Fund, portfolio, investment company or account, the transaction will be averaged as to price, and available investments will be allocated as to amount, in a manner which the Manager believes to be equitable to the Fund(s) and such other portfolio, investment company, or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by the Fund. To the extent permitted by law, the Manager may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for other Funds or for other portfolios, investment companies, or accounts in order to obtain best execution. In making investment recommendations for the Trust the Manager will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Trust is a customer of the Manager, its parent, affiliates, or a adviser/subadviser of a Permitted Underlying Fund and, in dealing with its customers, the Manager, its parent and affiliates or a adviser/subadviser of a Permitted Underlying Fund will not inquire or take into consideration whether securities of such customers are held by the Trust.

Because the Funds were not in operation during the last fiscal year, information regarding the brokerage commissions paid to any broker that is affiliated with the Trust or the Manager is not available. Information regarding affiliated brokers of the Permitted Underlying Funds and the brokerage commissions paid by the Permitted Underlying Funds during the last three years to any broker that is affiliated with the Trust, the Manager or any adviser/subadviser of a Permitted Underlying Fund is available in the SAI for each Permitted Underlying Fund.

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT
Citi Fund Services Ohio, Inc. ("CFSO"), whose principal location of business is 3435 Stelzer Road, Columbus, Ohio 43219, serves as the administrator (the "Administrator"), transfer agent (the "Transfer Agent") and fund accountant (the "Fund Accountant") to the Trust pursuant to a Services Agreement dated as of November 1, 2007 (the "Services Agreement"). CFSO also serves as the Administrator, Transfer Agent, and Fund Accountant to the VIP Trust. The VIP Trust is an open-end management company organized in July 1999 as a Delaware Statutory trust comprised of 36 separate investment portfolios, all of which are currently Permitted Underlying Funds.

As Administrator, CFSO has agreed to maintain office facilities for the Trust; furnish statistical and research data, clerical and certain bookkeeping services and stationery and office supplies; prepare the periodic reports to the SEC on Form N-SAR and N-CSR or any comparable or replacement forms thereof; compile


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data for, prepare for execution by the Funds and file certain federal and state tax returns and required tax filings; prepare compliance filings pursuant to state securities laws with the advice of the Trust's counsel; keep and maintain the financial accounts and records of the Funds, including calculation of daily expense accruals; and generally assist in all aspects of the Trust's operations other than those performed by the Manager under the Management Agreement, or by the Custodian under the Custody Agreement. Under the Services Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.

As Transfer Agent, CFSO performs the following services in connection with each Fund's shareholders of record: maintains shareholder records; processes shareholder purchase and redemption orders; processes transfers and exchanges of shares of the Funds on the shareholder files and records; processes dividend payments and reinvestments; and assists in the mailing of shareholder reports and proxy solicitations.

As Fund Accountant, CFSO maintains the accounting books and records for the Funds, including journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursements of cash and all other debits and credits, general and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received and other required separate ledger accounts; maintains a monthly trial balance of all ledger accounts; performs certain accounting services for the Funds, including calculation of the net asset value per share, calculation of the dividend and capital gain distributions, if any, and of yield, reconciliation of cash movements with Trust's custodian, affirmation to the Trust's custodian of all portfolio trades and cash settlements, verification and reconciliation with the Trust's custodian of all daily trade activities; provides certain reports; obtains dealer quotations, prices from a pricing service or matrix prices on all portfolio securities in order to mark the portfolio to the market; and prepares an interim balance sheet, statement of income and expense, and statement of changes in net assets for the Funds.

CFSO receives a fee for its services as Administrator, Transfer Agent and Fund Accountant in the amount of $50,000 annually per Fund and expenses assumed pursuant to the Services Agreement, aggregated and paid monthly. In addition, CFSO receives an annual fee of $65,000 from the Trust for Compliance Services utilized by the Chief Compliance Officer of the Trust.

For the fiscal year ended December 31, 2008, CFSO was entitled to receive and waived administration fees from the Funds as follows:

 FUND                 SERVICE FEES EARNED SERVICE FEES WAIVED
-------------------------------------------------------------------
 Fusion Balanced Fund             $60,176                  $0
 Fusion Moderate Fund             $73,839                  $0
 Fusion Growth Fund               $82,652                  $0

The Services Agreement renews for successive one-year terms unless terminated by either party not less than 60 days prior to the expiration of such term if such continuance is approved at least annually (i) by the Trust's Board of Trustees or by vote of a majority of the outstanding voting securities of the affected Fund and (ii) by vote of a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of any party to the Services Agreement cast in person at a meeting called for such purpose. The Services Agreement is terminable for cause with respect to a particular Fund at any time on 60 days' written notice without penalty by vote of the Trustees, by vote of a majority of the outstanding shares of that Fund or by CFSO. The Services Agreement provides that CFSO shall not be liable for any error of judgment or mistake of law or any loss suffered by the Trust in connection with the matters to which the Services Agreement relates, except a loss from willful misfeasance, bad faith or negligence in the performance of its duties, or from the reckless disregard by CFSO of its obligations and duties thereunder. An employee of CFSO also acts as Chief Compliance Officer to the Funds.

DISTRIBUTOR
Allianz Life Financial Services, LLC (the "Distributor"), whose principal location of business is 5701 Golden Hills Drive, Minneapolis, Minnesota 55416, serves as distributor to the Trust pursuant to a Distribution Agreement. (the "Distribution Agreement"). The Distribution Agreement provides that the Distributor will use appropriate efforts to solicit orders for the sale of the Funds' shares from bona fide investors and may enter into selling group agreements with responsible dealers and dealer managers as well as sell the Funds' shares to individual investors. The Distributor is not obligated to sell any specific amount of shares.


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The Distribution Agreement was last approved by the Trust's Board of Trustee's (including a majority of such Trustee's who are not interested persons of the Trust or any party to such agreement within the meaning of the 1940 Act) on October 24, 2006. Unless otherwise terminated, the Distribution Agreement will continue in effect for successive one-year periods from the date of such Agreement if approved at least annually (i) by the Trust's Board of Trustees or by the vote of a majority of the outstanding shares of the Trust, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable at any time on 60 days' written notice without penalty by the Trustees, by a vote of a majority of the shareholders of the Trust, or by the Distributor on 90 days' written notice. The Distribution Agreement will automatically terminate in the event of any assignment as defined in the 1940 Act.

CUSTODIAN
Effective as of November 26, 2008, The Bank of New York Mellon ("BNY Mellon"), One Wall Street, New York, New York 10286, serves as custodian of the Fund. BNY Mellon replaced The Northern Trust Company as custodian. BNY Mellon is paid certain fees and reimbursed for certain out-of-pocket expenses for its services. Fees paid by the Fund for these services are included under "Other Expenses" in the Fees and Expenses table for each Fund. BNY Mellon is affiliated with The Dreyfus Corporation and Founders Asset Management LLC.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP ("KPMG"), 191 West Nationwide Boulevard, Suite 500, Columbus, OH 43215, is the independent registered public accounting firm for the Trust. KPMG provides financial auditing services as well as certain tax return preparation services for the Trust.

LEGAL COUNSEL
Dorsey & Whitney LLP, 50 South Sixth Street, Suite 1500, Minneapolis MN 55402, is the legal counsel to the Trust. Wilmer Cutler Pickering Hale & Dorr LLP, 2445 M Street, N.W., Washington DC 20037, is legal counsel to the Independent Trustees.

CODES OF ETHICS
Federal law requires the Trust, its investment advisers and its principal underwriter to adopt codes of ethics which govern the personal securities transactions of their respective personnel. Accordingly, each such entity has adopted a code of ethics pursuant to which their respective personnel may invest in securities for their personal accounts (including securities that may be purchased or held by the Trust). Each code of ethics is included as an exhibit to the Trust's registration statement which is on file with, and available from, the SEC. Each Code has been adopted pursuant to Rule 17j-1 of the 1940 Act.

CONSULTANT TO MANAGER
The Manager has retained Morningstar Associates, LLC as a consultant to assist it in analyzing individual Permitted Underlying Funds and aggregate Fund composition and risk parameters. The consultant provides various portfolio structuring analysis services to the Manager. It does not, however, have advisory authority with regard to the Funds and does not enter portfolio transactions. The Funds' portfolios are managed by and investment decisions are made by the Manager. The Consultant and its agreement with the Manager are further discussed in "Management of the Trust - The Manager."

REGULATORY AND LEGAL INQUIRIES
Securities and Exchange Commission. In February 2005, Morningstar Associates, LLC, a wholly owned subsidiary of Morningstar, Inc., received a request from the Securities and Exchange Commission (SEC) for the voluntary production of documents relating to the investment consulting services the company offers to retirement plan providers, including fund lineup recommendations for retirement plan sponsors. In July 2005, the SEC issued a subpoena to Morningstar Associates that was virtually identical to its February 2005 request.

Subsequently, the SEC focused on disclosure relating to an optional service offered to retirement plan sponsors (employers) that select 401(k) plan services from ING, one of Morningstar Associates' clients. In response to the SEC investigation, ING and Morningstar Associates revised certain documents for plan sponsors to further clarify the roles of ING and Morningstar Associates in


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providing that service. The revisions also help reinforce that Morningstar Associates makes its selections only from funds available within ING's various retirement products.

United States Department of Labor. In May 2005, Morningstar Associates received a subpoena from the United States Department of Labor, seeking information and documents related to an investigation the Department of Labor is conducting. The Department of Labor subpoena is substantially similar in scope to the SEC and New York Attorney General subpoenas. In January 2007, the Department of Labor issued a request for additional documents pursuant to the May 2005 subpoena, including documents and information regarding Morningstar Associates' retirement advice products for plan participants. Morningstar Associates continues to cooperate fully with the Department of Labor.

On January 24, 2007, the SEC notified Morningstar Associates that it ended its investigation, with no enforcement action, fines, or penalties.

New York Attorney General's Office. In December 2004, Morningstar Associates received a subpoena from the New York Attorney General's office seeking information and documents related to an investigation the New York Attorney General's office is conducting. The request is similar in scope to the SEC subpoena described above. Morningstar Associates has provided the requested information and documents and continues to cooperate fully with the New York Attorney General's office.

In January 2007, Morningstar Associates received a Notice of Proposed Litigation from the New York Attorney General's office. The Notice centers on the same issues that became the focus of the SEC investigation described above. The Notice gave Morningstar Associates the opportunity to explain why the New York Attorney General's office should not institute proceedings. Morningstar Associates promptly submitted its explanation. To date, the New York Attorney General's office has not taken any further action.

The Manager is not currently aware of any information indicating that these regulatory and legal inquiries might interfere with the Consultant providing consulting services to the Manager.
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ADDITIONAL INFORMATION
DESCRIPTION OF SHARES

The Trust is a Delaware statutory trust organized on June 16, 2004. The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of series and classes of shares. The shares are offered on a continuous basis. Pursuant to such authority, the Board of Trustees has established three series, each named above and previously defined collectively as the "Funds". Each share of each Fund represents an equal proportionate interest with each other share of that series. Upon liquidation, shares are entitled to a pro rata share of the Trust based on the relative net assets of each series. Shareholders have no preemptive or conversion rights. Shares are redeemable and transferable. No commissions are paid for distributing the Funds' shares.

Under the terms of the Declaration of Trust, the Trust is not required to hold annual shareholder meetings. Shareholder meetings for the purpose of electing Trustees will not be held, unless required by law, unless and until such time as less than a majority of Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. At meetings of shareholders, each share is entitled to one vote for each dollar of net asset value applicable to such share. Shares have non-cumulative voting rights, which means that the holders of more than 50% of the votes applicable to shares voting for the election of Trustees can elect all of the Trustees to be elected at a meeting. The rights of shareholders cannot be modified other than by a vote of the majority of the outstanding shares.

The Declaration of Trust provides that a Trustee will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties involved in the conduct of his office.

VOTE OF A MAJORITY OF THE OUTSTANDING SHARES
As used in the Funds' Prospectus and in this SAI, "vote of a majority of the outstanding shares" of the Trust or any Fund means the affirmative vote, at an annual or special meeting of shareholders duly called, of the lesser of: (a) 67%


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or more of the votes of shareholders of the Trust or the Fund, present at such meeting at which the holders of more than 50% of the votes attributable to the shareholders of record of the Trust or the Fund are represented in person or by proxy, or (b) the holders of more than fifty percent (50%) of the outstanding votes of shareholders of the Trust or the Fund.

ADDITIONAL TAX INFORMATION
Each Fund intends to qualify as a "regulated investment company" (a "RIC" under the Code). Such qualification generally will relieve the Funds of liability for federal income taxes to the extent their earnings are distributed in accordance with the Code. However, taxes may be imposed on the Funds by foreign countries with respect to income received on foreign securities. Depending on the extent of each Fund's activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, each Fund may be subject to the tax laws of such states or localities. In addition, if for any taxable year the Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to a federal tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of earnings and profits, and would be eligible for the dividends-received deduction for corporations.

A non-deductible excise tax is also imposed on regulated investment companies that do not make distributions to shareholders on a timely basis in accordance with calendar-year distribution requirements (regardless of whether they otherwise have a non-calendar taxable year). These rules require annual distributions equal to 98% of ordinary income for the calendar year plus 98% of their capital gain net income for the one-year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a Fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. If distributions during a calendar year were less than the required amount, a particular Fund would be subject to a non-deductible excise tax equal to 4% of the deficiency.


For federal income tax purposes, the following Funds had no capital loss carry forwards as of December 31, 2007.

Information regarding the capital loss carry forwards of the Permitted Underlying Funds, which are available to offset future capital gains, is included in the SAI for the Permitted Underlying Funds. To the extent the Permitted Underlying Funds' carryforwards are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

Each of the Funds will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable distributions paid to a shareholder who has provided either an incorrect tax identification number or no number at all, or who is subject to withholding by the Internal Revenue Service for failure to report properly payments of interest or dividends.

Dividends of investment company taxable income (including net short-term capital gains) are taxable to shareholders as ordinary income. Distributions of investment company taxable income may be eligible for the corporate dividends-received deduction to the extent attributable to a Fund's dividend income from U.S. corporations, and if other applicable requirements are met. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) designated by a Fund as capital gain dividends are not eligible for the dividends-received deduction and will generally be taxable to shareholders as long-term capital gains, regardless of the length of time the Fund's shares have been held by a shareholder. Capital gains from assets held for one year or less will be taxed as ordinary income. Generally, dividends are taxable to shareholders, whether received in cash or reinvested in shares of a Fund. Any distributions that are not from a Fund's investment company taxable income or net capital gain may be characterized as a return of capital to shareholders or, in some cases, as capital gain. Shareholders will be notified annually as to the federal tax status of dividends and distributions they receive and any tax withheld thereon. Dividends, including capital gain dividends, declared in October, November, or December with a record date of such month and paid during the following January will be treated as having been paid by a Fund and received by shareholders on December 31 of the calendar year in which declared, rather than the calendar year in which the dividends are actually received.

Upon the taxable disposition (including a sale or redemption) of shares of a Fund, a shareholder may realize a gain or loss depending upon his basis in his shares. Such gain or loss generally will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. Such gain or loss will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. However, a loss realized by a shareholder on the disposition of Fund shares with respect to which capital gain dividends have


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been paid will, to the extent of such capital gain dividends, be treated as long-term capital loss if such shares have been held by the shareholder for six months or less. Further, a loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced (whether by reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Shareholders receiving distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share received equal to the net asset value of a share of the Funds on the reinvestment date.

A portion of the difference between the issue price and the face amount of zero coupon securities ("Original Issue Discount") will be treated as income to any Fund holding securities with Original Issue Discount each year although no current payments will be received by such Fund with respect to such income. This original issue discount will comprise a part of the investment company taxable income of such Fund which must be distributed to shareholders in order to maintain its qualification as a RIC and to avoid federal income tax at the level of the relevant Fund. Taxable shareholders of such a Fund will be subject to income tax on such original issue discount, whether or not they elect to receive their distributions in cash. In the event that a Fund acquires a debt instrument at a market discount, it is possible that a portion of any gain recognized on the disposition of such instrument may be treated as ordinary income.

A Fund's investment in options, futures contracts and forward contracts, options on futures contracts and stock indices and certain other securities, including transactions involving actual or deemed short sales or foreign exchange gains or losses are subject to many complex and special tax rules. For example, over-the-counter options on debt securities and certain equity options, including options on stock and on narrow-based stock indexes, will be subject to tax under Section 1234 of the Code, generally producing, a long-term or short-term capital gain or loss upon lapse of the option or sale of the underlying stock or security.

By contrast, a Fund's treatment of certain other options, futures and forward contracts entered into by the Fund is generally governed by Section 1256 of the Code. These "Section 1256" positions generally include regulated futures contracts, foreign currency contracts, non-equity options and dealer equity options. Each such Section 1256 position held by a Fund will be marked-to-market (i.e., treated as if it were sold for fair market value) on the last business day of that Fund's fiscal year, and all gain or loss associated with fiscal year transactions and marked-to-market positions at fiscal year end (except certain currency gain or loss covered by Section 988 of the Code) will generally be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. The effect of Section 1256 mark-to-market may be to accelerate income or to convert what otherwise would have been long-term capital gains into short-term capital gains or short-term capital losses into long-term capital losses within such Fund. The acceleration of income on Section 1256 positions may require the Fund to accrue taxable income without the corresponding receipt of cash. In order to generate cash to satisfy the distribution requirements of the Code, a Fund may be required to dispose of portfolio securities that it otherwise would have continued to hold or to use cash flows from other sources, such as the sale of the Fund's shares. In these ways, any or all of these rules may affect the amount, character and timing of income earned and in turn distributed to shareholders by the Funds.

When a Fund holds options or contracts which substantially diminish its risk of loss with respect to other positions (as might occur in some hedging transactions), this combination of positions could be treated as a straddle for tax purposes, resulting in possible deferral of losses, adjustments in the holding periods of securities owned by a Fund and conversion of short-term capital losses into long-term capital losses. Certain tax elections exist for mixed straddles, i.e., straddles comprised of at least one Section 1256 position and at least one non-Section 1256 position, which may reduce or eliminate the operation of these straddle rules.

Each Fund will monitor its transactions in such options and contracts and may make certain other tax elections in order to mitigate the effect of the above rules and to prevent disqualification of a Fund as a RIC under Subchapter M of the Code.

In order for a Fund to qualify as a RIC for any taxable year, at least 90% of the Fund's annual gross income must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities, including gains from foreign currencies, and other income derived with respect to the business of investing in stock, securities or currencies. Future Treasury regulations may provide that foreign exchange gains may not qualify for purposes of the 90% limitation if such gains are not directly related to a Fund's principal business of investing in stock or securities, or options or futures with respect to such stock or securities. Currency speculation or the use of currency forward contracts or other currency instruments for non-hedging purposes may generate gains deemed to be not directly related to the Fund's principal business of investing in stock or securities and related options or futures. Each Fund will limit its activities


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involving foreign exchange gains to the extent necessary to comply with the above requirements.

The federal income tax treatment of interest rate and currency swaps is unclear in certain respects and may in some circumstances result in the realization of income not qualifying under the 90% limitation described above. Each Fund will limit its interest rate and currency swaps to the extent necessary to comply with this requirement.

Under Code Section 817(h), a segregated asset account upon which a variable annuity contract or variable life insurance policy is based must be "adequately diversified." A segregated asset account will be adequately diversified if it complies with certain diversification tests set forth in Treasury regulations. If a RIC satisfies certain conditions relating to the ownership of its shares, a segregated asset account investing in such investment company will be entitled to treat its pro rata portion of each asset of the investment company as an asset for purposes of these diversification tests. The Funds intend to meet these ownership conditions and to comply with the diversification tests noted above. Accordingly, a segregated asset account investing solely in shares of a Fund will be adequately diversified if the Funds meet the foregoing requirements.

However, the failure of a Fund to meet such conditions and to comply with such tests could cause the owners of variable annuity contracts and variable life insurance policies based on such account to recognize ordinary income each year in the amount of any net appreciation of such contract or policy during the year.

Provided that a Fund and a segregated asset account investing in the Fund satisfy the above requirements, any distributions from the Fund to such account will be exempt from current federal income taxation to the extent that such distributions accumulate in a variable annuity contract or variable life insurance policy.

Persons investing in a variable annuity contract or variable life insurance policy offered by a segregated asset account investing in a Fund should refer to the Prospectus with respect to such contract or policy for further tax information.

Information set forth in the prospectus and this SAI which relates to federal taxation is only a summary of some of the important federal tax considerations generally affecting purchasers of shares of the Funds. No attempt has been made to present a detailed explanation of the federal income tax treatment of a Fund or its shareholders and this description is not intended as a substitute for federal tax planning. Accordingly, potential purchasers of shares of a Fund are urged to consult their tax advisers with specific reference to their own tax situation, including any application of foreign, state or local tax laws. In addition, the tax discussion in the Prospectus and this SAI is based on tax laws and regulations which are in effect on the date of the Prospectus and this SAI. Such laws and regulations may be changed by legislative or administrative action.

ADDITIONAL TAX INFORMATION CONCERNING FUNDS THAT MAY INVEST IN NON-U.S. CORPORATIONS

The Permitted Underlying Funds may invest in non-U.S. corporations, which may be treated as "passive foreign investment companies" ("PFICs") under the Code. This could result in adverse tax consequences upon the disposition of, or the receipt of "excess distributions" with respect to, such equity investments. To the extent that a fund invests in PFICs, it may adopt certain tax strategies to reduce or eliminate the adverse effects of certain federal tax provisions governing PFIC investments. Many non-U.S. banks and insurance companies may be excluded from PFIC treatment if they satisfy certain technical requirements under the Code. To the extent that a fund invests in foreign securities which are determined to be PFIC securities and is required to pay a tax on such investments, a credit for this tax would not be allowed to be passed through to such fund's shareholders. Therefore, the payment of this tax would reduce such fund's economic return from its PFIC investments. Gains from dispositions of PFIC shares and excess distributions received with respect to such shares are treated as ordinary income rather than capital gains.

TAXATION OF THE PERMITTED UNDERLYING FUNDS
Each Permitted Underlying Fund intends to qualify annually and elects to be treated as a regulated investment company under Subchapter M of the Code. In any year in which a Permitted Underlying Fund qualifies as a regulated investment company and timely distributes all of its taxable income, the Fund generally will not pay any federal income or excise tax.

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PERFORMANCE INFORMATION
From time to time performance information for the Funds showing their standardized average annual total return, non-standardized return and/or yield may be presented in advertisements, sales literature and shareholder reports. Such performance figures are based on historical earnings and are not intended to indicate future performance. Standardized average annual total return of a Fund will be calculated for the period since the establishment of the Fund and will reflect the imposition of the maximum sales charge, if any. Standardized average annual total return is measured by comparing the value of an investment in a Fund at the beginning of the relevant period to the redemption value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions) and annualizing the result. Yield of a Fund will be computed by dividing a Fund's net investment income per share earned during a recent one-month period by that Fund's per share maximum offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last day of the period and annualizing the result.

In addition, from time to time the Funds may present their respective distribution rates in shareholder reports and in supplemental sales literature which is accompanied or preceded by a Prospectus and in shareholder reports. Distribution rates will be computed by dividing the distribution per share over a twelve-month period by the maximum offering price per share. The calculation of income in the distribution rate includes both income and capital gains dividends and does not reflect unrealized gains or losses, although a Fund may also present a distribution rate excluding the effect of capital gains. The distribution rate differs from the yield, because it includes capital gains which are often non-recurring in nature, whereas yield does not include such items. Distribution rates may also be presented excluding the effect of a sales charge, if any.

Total return, whether standardized or non-standardized, and yield are functions of the type and quality of instruments held in the portfolio, levels of operation expenses and changes in market conditions. Consequently, total return and yield will fluctuate and are not necessarily representative of future results. Any fees charged by Allianz Life Insurance Company of North America or any of its affiliates with respect to customer accounts for investing in shares of the Funds will not be included in performance calculations. Such fees, if charged, will reduce the actual performance from that quoted. In addition, if the Manager or CFSO voluntarily reduce all or a part of their respective fees, as further discussed in the Prospectus, the total return of such Fund will be higher than it would otherwise be in the absence of such voluntary fee reductions.

Yields and total returns quoted for the Funds include the effect of deducting the Funds' expenses, but may not include charges and expenses attributable to a particular Contract. Since shares of the Funds may be purchased only through a Contract, you should carefully review the prospectus of the Contract you have chosen for information on relevant charges and expenses. Including these charges in the quotations of the Funds' yield and total return would have the effect of decreasing performance. Performance information for the Funds must always be accompanied by, and reviewed with, performance information for the insurance product which invests in the Funds.

YIELDS OF THE MONEY MARKET FUND
The standardized seven-day yield for the Money Market Fund, a Permitted Underlying Fund, is computed: (1) by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account in that Fund having a balance of one share at the beginning of the seven-day base period, subtracting a hypothetical charge reflecting deductions from shareholder accounts; (2) dividing the difference by the value of the account at the beginning of the base period to obtain the base period return; and (3) annualizing the results (i.e., multiplying the base period return by (365/7)). The net change in the account value of the Money Market Fund includes the value of additional shares purchased with dividends from the original share, dividends declared on both the original share and any additional shares, and all fees, other than non-recurring account charges charged to all shareholder accounts in proportion to the length of the base period and assuming that Fund's average account size. The capital changes to be excluded from the calculation of the net change in account value are net realized gains and losses from the sale of securities and unrealized appreciation and depreciation.

At any time in the future, yields may be higher or lower than past yields and there can be no assurance that any historical results will continue.


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YIELDS OF THE NON-MONEY MARKET FUNDS
Yields of each of the non-money market Permitted Underlying Funds that compose the VIP Trust and the Funds will be computed by analyzing net investment income per share for a recent thirty-day period and dividing that amount by a Fund share's maximum offering price (reduced by any undeclared earned income expected to be paid shortly as a dividend) on the last trading day of that period. Net investment income will reflect amortization of any market value premium or discount of fixed income securities (except for obligations backed by mortgages or other assets) and may include recognition of a pro rata portion of the stated dividend rate of dividend paying portfolio securities. The yield of each of the non-money market Permitted Underlying Funds that compose the VIP Trust and the Funds will vary from time to time depending upon market conditions, the composition of a fund's portfolio and operating expenses of the Trust allocated to each fund. These factors and possible differences in the methods used in calculating yield should be considered when comparing a Fund's yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to changes in the value of the Fund's shares and to the relative risks associated with the investment objectives and policies of each of the Funds.

CALCULATION OF TOTAL RETURN
Standardized average annual total return is a measure of the change in value of the investment in a Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in the Fund immediately rather than paid to the investor in cash. Standardized average annual total return will be calculated by: (1) adding to the total number of shares purchased by a hypothetical $1,000 investment in the Fund and all additional shares which would have been purchased if all dividends and distributions paid or distributed during the period had immediately been reinvested, (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period, (3) assuming redemption at the end of the period, and (4) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year.

MISCELLANEOUS
Individual Trustees are elected by the shareholders and, subject to removal by a vote of two-thirds of the Board of Trustees, and serve until their successors are elected and qualified. Meetings of shareholders are not required to be held at any specific intervals. Individual Trustees may be removed by vote of the shareholders voting not less than two-thirds of the shares then outstanding.

The Trust is registered with the SEC as a management investment company. Such registration does not involve supervision of the management policies of the Trust.

The Prospectus and this SAI omit certain of the information contained in the registration statement filed with the SEC. Copies of such information may be obtained from the SEC by payment of the prescribed fee.

Holders of Contracts issued by Participating Insurance Companies for which shares of the Funds are the investment vehicle will receive from the Participating Insurance Companies the Trust's unaudited semi-annual financial statements and year-end financial statements audited by the Trust's independent registered public accounting firm. Each report will show the investments owned by the Funds and the market values of the investments and will provide other information about the Funds and their operations.

The Trust currently does not foresee any disadvantages to the holders of Contracts of affiliated and unaffiliated Participating Insurance Companies arising from the fact that the interests of the holders of Contracts may differ due to differences of tax treatment or other considerations or due to conflict between the affiliated or unaffiliated Participating Insurance Companies. Nevertheless, the Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response to such conflicts. The Contracts are described in the separate prospectuses issued by the Participating Insurance Companies. The Trust assumes no responsibility for such prospectuses.

The portfolio managers of the Funds and other investment professionals may from time to time discuss in advertising, sales literature or other material, including periodic publications, various topics of interest to shareholders and prospective investors. The topics may include, but are not limited to, the advantages and disadvantages of investing in tax-deferred and taxable investments; Fund performance and how such performance may compare to various market indices; shareholder profiles and hypothetical investor scenarios; the


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economy; the financial and capital markets; investment strategies and techniques; investment products and tax, retirement and investment planning.

The Prospectus and this SAI are not an offering of the securities herein described in any state in which such offering may not lawfully be made. No salesman, dealer or other person is authorized to give any information or make any representation other than those contained in the Prospectus and this SAI.

FINANCIAL STATEMENTS
Audited financial statements as of December 31, 2008, are incorporated by reference to the Annual Report to shareholders, dated as of December 31, 2008, which has been previously sent to shareholders of each Fund pursuant to the 1940 Act and previously filed with the Securities and Exchange Commission. A copy of the Annual Report and the Funds' latest Semi-Annual Report may be obtained without charge upon written request from the trust at 3435 Stelzer Road, Columbus, Ohio 43219, or by calling toll free 1-877-833-7113.

PROXY VOTING POLICIES AND PROCEDURES
The proxy voting policies and procedures of the Trust and Allianz Investment Management LLC appear in Appendix B to this SAI.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available without charge, upon request, by accessing the Fund's website at https://www.allianzlife.com or by accessing the SEC's EDGAR database via the Internet at www.sec.gov.


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APPENDIX A
COMMERCIAL PAPER RATINGS
A Standard & Poor's ("S&P") commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

"A-1" - Obligations are rated in the highest category indicating that the obligor's capacity to meet its financial commitment is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

"A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations rated "A-1". However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

"A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

"B" - Obligations are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

"C" - Obligations are currently vulnerable to nonpayment and are dependent on favorable business, financial, and economic conditions for the obligor to meet its financial obligation.

"D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period. The "D" rating will also be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually debt obligations not having an original maturity in excess of one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

"Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

"Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

"Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

"Not Prime" - Issuers do not fall within any of the rating categories.

The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:


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"D-1+" - Debt possesses the highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

"D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

"D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

"D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

"D-3" - Debt possesses satisfactory liquidity and other protection factors qualify issues as investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

"D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

"D-5" - Issuer has failed to meet scheduled principal and/or interest payments.

Fitch IBCA short-term ratings apply to debt obligations that have time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities. The following summarizes the rating categories used by Fitch IBCA for short-term obligations:

"F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

"F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of securities rated "F1."

"F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

"B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

"C" - Securities possess high default risk. This designation indicates that the capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

"D" - Securities are in actual or imminent payment default.

Thomson BankWatch short-term ratings assess the likelihood of an untimely payment of principal and interest of debt instruments with original maturities of one year or less. The following summarizes the ratings used by Thomson
BankWatch:

"TBW-1" - This designation represents Thomson BankWatch's highest category and indicates a very high likelihood that principal and interest will be paid on a timely basis.

"TBW-2" - This designation represents Thomson BankWatch's second-highest category and indicates that while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

"TBW-3" - This designation represents Thomson BankWatch's lowest investment-grade category and indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

"TBW-4" - This designation represents Thomson BankWatch's lowest rating category and indicates that the obligation is regarded as non-investment grade and therefore speculative.


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CORPORATE AND LONG-TERM DEBT RATINGS
THE FOLLOWING SUMMARIZES THE RATINGS USED BY STANDARD & POOR'S FOR CORPORATE AND MUNICIPAL DEBT:
"AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

"AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

"A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

"BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

"BB," "B," "CCC," "CC" and "C" - Debt is regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

"BB" - Debt is less vulnerable to non-payment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

"B" - Debt is more vulnerable to non-payment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

"CCC" - Debt is currently vulnerable to non-payment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

"CC" - An obligation rated "CC" is currently highly vulnerable to non-payment.

"C" - The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

"D" - An obligation rated "D" is in payment default. This rating is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless S & P believes that such payments will be made during such grace period. "D" rating is also used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

"r" - This rating is attached to highlight derivative, hybrid, and certain other obligations that S & P believes may experience high volatility or high variability in expected returns due to non-credit risks. Examples of such obligations are: securities whose principal or interest return is indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

THE FOLLOWING SUMMARIZES THE RATINGS USED BY MOODY'S FOR CORPORATE AND MUNICIPAL LONG-TERM DEBT:
"Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

"Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.


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"A" - Bonds possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

"Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

"Ba," "B," "Caa," "Ca" and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" are of poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.

Con. (-) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols, Aa1, A1, Baa1, Ba1 and B1.

The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:

"AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

"AA" - Debt is considered of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

"A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

"BBB" - Debt possesses below-average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles.

"BB," "B," "CCC," "DD" and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

The following summarizes the ratings used by Fitch IBCA for corporate and municipal bonds:

"AAA" - Bonds considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of investment risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is very unlikely to be adversely affected by foreseeable events.

"AA" - Bonds considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of investment risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

"A" - Bonds considered to be investment grade and of high credit quality. These ratings denote a low expectation of investment risk and indicate strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to adverse changes in circumstances or in economic conditions than bonds with higher ratings.


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"BBB" - Bonds considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of investment risk. The capacity for timely payment of financial commitments is adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this category.

"BB" - Bonds considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic changes over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

"B" - Bonds are considered highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

"CCC," "CC" and "C" - Bonds have high default risk. Capacity for meeting financial commitments is reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

"DDD," "DD" and "D" - Bonds are in default. Securities are not meeting obligations and are extremely speculative. "DDD" designates the highest potential for recovery on these securities, and "D" represents the lowest potential for recovery.

To provide more detailed indications of credit quality, the Fitch IBCA ratings from and including "AA" to "B" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major rating categories.

Thomson BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

"AAA" - This designation represents the highest category assigned by Thomson BankWatch to long-term debt and indicates that the ability to repay principal and interest on a timely basis is extremely high.

"AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk compared to issues rated in the highest category.

"A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

"BBB" - This designation represents Thomson BankWatch's lowest investment-grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

"BB," "B," "CCC" and "CC" - These designations are assigned by Thomson BankWatch to non-investment grade long-term debt. Such issues are regarded as having speculative characteristics regarding the likelihood of timely payment of principal and interest. "BB" indicates the lowest degree of speculation and "CC" the highest degree of speculation.

"D" - This designation indicates that the long-term debt is in default.

PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.


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APPENDIX B - PROXY VOTING POLICIES
            ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST PROXY VOTING POLICY AND PROCEDURES

I.   POLICY[[[1]]
  A. Basis for Proxy Voting. It is contemplated that initially the only equity securities (for which proxies may be voted) of the Allianz Variable Insurance Products Fund of Funds Trust (the "Trust") will be shares of Permitted Underlying Funds which are affiliated with Allianz Investment Management LLC ("AZL").
     Proxies solicited by such affiliated Permitted Underlying Funds shall be voted by the Trust in the same ratio that such shares are voted by investors in such Permitted Underlying Funds who are not affiliated with AZL.
II.  PROCEDURES - VOTING RECORD REPORTING
  1. Annual Filing on Form N-PX. The Trust shall file an annual report of each proxy voted with respect to portfolio securities of the Funds during the twelve-month period ended June 30 on Form N-PX not later than August 31 of each year.
III. DISCLOSURES
    The Trust shall include in its registration statement:
     o A description of this policy; and
     o A statement disclosing that information regarding how the Trust voted proxies relating to Fund securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Trust's toll-free telephone number; or through a specified Internet address; or both; and on the SEC website.
     o The Trust shall include in its Annual and Semi-Annual Reports to shareholders:
     o A statement disclosing that a description of the policies and procedures used by or on behalf of the Trust to determine how to vote proxies relating to portfolio securities of the Funds is available without charge, upon request, by calling the Trust's toll-free telephone number; or through a specified Internet address; and on the SEC website.
     o A statement disclosing that information regarding how the Trust voted proxies relating to portfolio securities of the Funds during the most recent 12-month period ended June 30 is available without charge, upon request, by calling the Trust's toll-free telephone number; or through a specified Internet address; or both; and on the SEC website.




---------------------------------
[1]This policy is adopted for the purpose of the disclosure requirements adopted by the Securities and Exchange Commission, Release No. 33-8188, 34-47304, IC-25922.


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                                    PART C
                               OTHER INFORMATION
                              ___________________





ITEM 23. EXHIBITS

Exhibit         Number Description of Exhibit
----------      ----------------------------------------------------------------

(a) Agreement and Declaration of Trust dated June 16, 2004, filed on October 21, 2004 as Exhibit (a) to Registrant's N1A filing (file Nos. 333-119867 and 811-21624), is incorporated by reference.


(b) By-laws, filed on October 21, 2004, as Exhibit (b) to Registrant's N1A filing (file Nos. 333-119867 and 811-21624), is incorporated by reference.


(c)             Not Applicable


(d)(1) Investment Management Agreement, dated December 2, 2004, between USAllianz Advisers, LLC and USAllianz Variable Insurance Products Fund of Funds Trust, filed on December 30,
                2004 as Exhibit (d)(1) to Registrant's Pre-effective Amendment No. 2, is incorporatd by reference.


(d)(1)(i) Schedule A dated October 6, 2006 to the Investment Management Agreement, dated December 2, 2004, between USAllianz Advisers, LLC and USAllianz Variable Insurance Products Fund of Funds Trust, filed herewith.


(d)(1)(ii) Attachment 1, dated October 22, 2008, to Schedule A of the Investment Management Agreement, dated December 2, 2004, between USAllianz Advisers, LLC and USAllianz Variable Insurance Products Fund of Funds Trust, filed herewith.


(d)(2) Morningstar Consulting Agreement, dated January 1, 2005, between Morningstar Associates, LLC, and USAllianz Advisers, LLC, filed on April 27, 2006 to Registrant's Post-Effective Amendment No. 1, is incorporated by reference.


(d)(2)(i) Second Amendment dated January 1, 2008 to the Morningstar Consulting Agreement, dated January 1, 2005, between Morningstar Associates, LLC, and USAllianz Advisers, LLC, filed herewith.


(d)(2)(ii) Amendment dated December 22, 2008 to the Morningstar Consulting Agreement, dated January 1, 2005, between Morningstar Associates, LLC, and USAllianz Advisers, LLC, filed herewith.


(e)(1) Distribution Agreement, dated August 28, 2007, between Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and Allianz Life Financial Services, LLC, filed on April 29, 2008 to Registrant's Post-Effective Amendment No. 3, is incorporated by reference.


(e)(1)(i) Schedule I dated January 26, 2009, to the Distribution Agreement, dated August 28, 2007, between Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and Allianz Life Financial Services, LLC, filed herewith.


(e)(1)(ii) Fee Agreement Letter dated August 28, 2007, to the Distribution Agreement between Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and Allianz Life Financial Services, LLC, filed herewith.


(e)(2) Participation Agreement, dated August 28, 2007, between Allianz Variable Insurance Products Fund of Funds Trust, Allianz Life Insurance Company of North America, and Allianz Life Financial Services, LLC, filed on April 29, 2008 to Registrant's Post-Effective Amendment No. 3, is incorporated by reference.


(e)(3) Participation Agreement, dated August 28, 2007, between Allianz Variable Insurance Products Fund of Funds Trust, Allianz Life Insurance Company of New York, and Allianz Life Financial Services, LLC, filed on April 29, 2008 to Registrant's Post-Effective Amendment No. 3, is incorporated by reference.


(f)             Not Applicable


(g) Mutual Fund Custody and Services Agreement, dated November 26, 2008, between Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust and The Bank of New York Mellon, filed herewith.


(h)(1) Amended and Restated Services Agreement dated October 23, 2007, between Allianz Variable Insurance Products Funds of Funds Trust and CITI Fund Services Ohio, Inc, filed on April 29, 2008 to Registrant's Post-Effective Amendment No. 3, is incorporated by reference.


(h)(2) Amended Expense Limitation Agreement, dated May 1, 2007, between Allianz Life Advisers LLC and Allianz Variable Insurance Products Fund of Funds Trust, filed herewith.


(h)(2)(i) Exhibit A dated October 22, 2008 to the Amended Expense Limitation Agreement dated May 1, 2007, between
                Allianz Life Advisers LLC and Allianz Variable Insurance Products Fund of Funds Trust, filed herewith.


(h)(3) Amended and Restated Administrative Services Agreement, dated November 1, 2008, by and among Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust, and Allianz Investment Management LLC, filed herewith.


(h)(4) Chief Compliance Officer Agreement, dated November 1, 2006, by and among Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust, and Allianz Life Advisers LLC, filed on December 27, 2006 to Post-Effective Amendment No. 20 to the Allianz Variable Insurance Product's Trust N-1A (file Nos. 333-83423 and 811-09491), is incorporated by reference.


(h)(5) Compliance Services Agreement, dated November 1, 2006, by and among Allianz Variable Insurance Products Trust, Allianz Variable Insurance Products Fund of Funds Trust, and Allianz Life Advisers LLC, filed on December 27, 2006 to Post-Effective Amendment No. 20 to the Allianz Variable Insurance Product's Trust N-1A (file Nos. 333-83423 and 811-09491), is incorporated by reference.


(i) Opinion and Consent of Counsel to the Registrant, to be filed by amendment.


(j) Consent of KPMG LLP (Independent Registered Public Accounting Firm, to be filed by amendment.


(k)             N/A


(l)             N/A


(m)             N/A


(n)             N/A


(o)             N/A

(p)(1) Code of Ethics of Allianz Investment Managment LLC, revised January 12, 2009, filed herewith.


(p)(2) Code of Ethics of Allianz Life Financial Services, LLC, dated August 21, 2007, filed on April 29, 2008 to Registrant's Post-Effective Amendment No. 3, is incorporated by reference.


(p)(3) Code of Ethics of Allianz Variable Insurance Products Fund of Funds Trust, revised August 29, 2006, filed on April 29, 2008 to Registrant's Post-Effective Amendment No. 3, is incorporated by reference.


(q) Powers of Attorney filed on April 29, 2008, to Registrant's Post-Effective Amendment No. 3, is incorporated by reference.


(r) Company Organizational Chart, filed on April 29, 2008, to Registrant's Post-Effective Amendment No. 3, is incorporated by reference.



ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

The Company organizational chart is incorporated in this filing as Exhibit (r).


ITEM 25.  INDEMNIFICATION

         The Trust's Agreement and Declaration of Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in or not opposed to the best interests of the Trust or that such indemnification would relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties or, in a criminal proceeding, such Trustee or officers had reasonable cause to believe their conduct was unlawful. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed i n the Act and will be governed by the final adjudication of such issue.


ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

         Allianz Investment Management LLC (previously Allianz Life Advisers,
LLC) - this information is included in Form ADV (CRD #111925) filed with the SEC by Allianz Life Advisers and is incorporated by reference herein.


ITEM 27.  PRINCIPAL UNDERWRITER

         (a) Allianz Life Financial Services, LLC ("ALFS"), whose address is 5701 Golden Hills Drive, Minneapolis, Minnesota 55416, serves as the Funds' distributor. ALFS is affiliated with the Manager. ALFS acts a principal underwriter for the following investment companies:

Allianz Variable Insurance Products Fund of Funds Trust
Allianz Variable Insurance Products Trust


     (b)     Officers and Directors.

             Name and Principal           Position
             Business Address             with Underwriter
             -----------------------      ---------------------
                Robert DeChellis          Governor, Chief Executive Officer
                                          and President
                Thomas Burns              Governor
                Stewart Gregg             Secretary
                Wayne Peterson            Chief Compliance Officer
                Angela Wilson             Chief Financial Officer

     (c)     Not applicable.



ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

         Registrant's accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are in the physical possession of the following:

        Citi Fund Services Ohio, Inc
        3435 Stelzer Road, Columbus, Ohio 43219
                  31a-1(a) 31a-1(b)(2)A, B, C
                  and D 31a-1(b) 5, 6, 8, 9, 10, 11, 12 31a-2(a) 1 and 2
                  31a-2(c)

        Citi Fund Services
        60 State Street, Suite 1300, Boston MA 02109
                  31a-1(b)4

        Allianz Invesment Management LLC
        5701 Golden Hills Drive, Minneapolis, Minnesota  55416
                  31a-1(b) 11
                  31a-1(c)

ITEM 29.  MANAGEMENT SERVICES

         N/A

ITEM 30.  UNDERTAKINGS

         N/A




                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Golden Valley, in the State of Minnesota on the 2nd day of February, 2009.


                                          ALLIANZ VARIABLE INSURANCE
                                          PRODUCTS FUND OF FUNDS TRUST

                                          By:  /s/ Jeffrey Kletti
                                          ------------------------------------
                                          Jeffrey Kletti, President


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement of Allianz Variable Insurance Products Fund of Funds Trust has been signed below by the following persons in the capacities indicated on February 2, 2009.


SIGNATURE                                    TITLE
----------                                   -----

/s/ Peter R. Burnim*                          Trustee
---------------------------
Peter R. Burnim

/s/ Peggy L. Ettestad*                        Trustee
---------------------------
Peggy L. Ettestad

/s/ Roger A. Gelfenbien*                      Trustee
---------------------------
Roger A. Gelfenbien

/s/ Dickson W. Lewis*                         Trustee
---------------------------
Dickson W. Lewis

/s/ Claire R. Leonardi*                       Trustee
---------------------------
Claire R. Leonardi

/s/ Peter W. McClean*                         Trustee
---------------------------
Peter W. McClean

/s/ Arthur C. Reeds III*                      Trustee
---------------------------
Arthur C. Reeds III

/s/ Troy Sheets                               Treasurer (principal financial and
---------------------------                   accounting officer)
Troy Sheets

/s/ Robert DeChellis*                         Trustee
---------------------------
Robert DeChellis


By:   /s/ Jeffrey W. Kletti
      ---------------------------
      Jeffrey Kletti, President and Trustee

*Pursuant to powers of attorney filed as Exhibit (q) to this Registration
 Statement

                                    EXHIBITS
                                       TO
                        POST-EFFECTIVE AMENDMENT NO. 4
                                       TO
                                   FORM N-1A

              ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST

                                INDEX OF EXHIBITS


EXHIBIT        DESCRIPTION OF EXHIBIT

(d)(1)(i)      Schedule A to Inv Mgmt Agmt 10-6-06
(d)(1)(ii)     Att. 1 to Sched A of IMA 10-22-08
(d)(2)(i)      Amendment to Morningstar Agmt 1-1-08
(d)(2)(ii)     Second Amend to Morningstar Agmt 12-22-08
(e)(1)(i)      Schedule I to Distribution Agmt 1-26-09
(e)(1)(ii)     Fee Agmt Ltr to Distr Agmt 8-28-07
(g)            Mutual Fund Custody Agreement 11-26-08
(h)(2)         Expense Limitation Agreement 5-1-07
(h)(2)(i)      Exhibit A to Expense Limitation Agmt 1-26-09
(h)(3)         Administrative Svcs Agmt 11-1-08
(p)(1)         Code of Ethics - AZIM 1-12-09